UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund
Blue Chip Growth
Class K

Class F

October 31, 2011

1.809076.108

BCF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.1%
Autoliv, Inc.	726,800	$ 41,987
Dana Holding Corp. (a)	968,200	13,690
Tenneco, Inc. (a)	918,998	30,070
TRW Automotive Holdings Corp. (a)	1,130,600	47,598
Visteon Corp. (a)	254,800	14,172
		147,517
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	398,650	32,583
Hyundai Motor Co.	75,033	15,054
Kia Motors Corp.	152,660	9,751
Tesla Motors, Inc. (a)(d)	2,647,600	77,760
		135,148
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	788,400	37,331
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	890,300	26,388
Weight Watchers International, Inc.	1,462,772	109,152
		172,871
Hotels, Restaurants & Leisure - 6.2%
Arcos Dorados Holdings, Inc.	1,324,400	30,991
Bravo Brio Restaurant Group, Inc.	750,800	14,588
Brinker International, Inc.	576,500	13,202
Chipotle Mexican Grill, Inc. (a)	141,200	47,460
Ctrip.com International Ltd. sponsored ADR (a)	152,700	5,323
Darden Restaurants, Inc.	231,700	11,094
Dunkin' Brands Group, Inc. (a)	758,600	22,083
Jubilant Foodworks Ltd. (a)	533,088	8,785
Las Vegas Sands Corp. (a)	1,957,400	91,900
Marriott International, Inc. Class A	612,900	19,306
McDonald's Corp.	3,035,630	281,858
MGM Mirage, Inc. (a)	2,866,200	33,019
Panera Bread Co. Class A (a)	254,800	34,064
Starbucks Corp.	3,173,500	134,366
Starwood Hotels & Resorts Worldwide, Inc.	304,400	15,253
Wyndham Worldwide Corp.	1,058,185	35,629
Yum! Brands, Inc.	756,700	40,536
		839,457
Household Durables - 0.6%
Lennar Corp. Class A	1,442,052	23,852
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
PulteGroup, Inc. (a)(d)	2,706,900	$ 14,022
SodaStream International Ltd.	286,400	9,761
Standard Pacific Corp. (a)	2,000,000	6,080
Tempur-Pedic International, Inc. (a)	42,800	2,913
Toll Brothers, Inc. (a)	1,368,100	23,860
		80,488
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	1,697,700	362,476
Priceline.com, Inc. (a)	180,700	91,745
		454,221
Media - 0.2%
Lions Gate Entertainment Corp. (a)	1,900,000	15,618
Pandora Media, Inc.	35,800	566
The Walt Disney Co.	499,800	17,433
		33,617
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	222,500	17,791
Dollarama, Inc.	313,634	11,805
Macy's, Inc.	3,613,000	110,305
Target Corp.	754,679	41,319
		181,220
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	368,885	27,445
Bed Bath & Beyond, Inc. (a)	572,600	35,410
Cia.Hering SA	254,600	5,686
Foot Locker, Inc.	1,330,800	29,091
Home Depot, Inc.	213,400	7,640
Limited Brands, Inc.	1,709,100	72,996
Ross Stores, Inc.	179,600	15,756
TJX Companies, Inc.	1,665,340	98,138
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	508,000	34,183
		326,345
Textiles, Apparel & Luxury Goods - 2.1%
Arezzo Industria e Comercio SA	1,681,000	22,221
Crocs, Inc. (a)	1,173,000	20,727
Deckers Outdoor Corp. (a)	179,500	20,686
Fossil, Inc. (a)	393,800	40,821
Gitanjali Gems Ltd.	2,187,799	15,554
Liz Claiborne, Inc. (a)(d)	2,779,400	22,263
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
lululemon athletica, Inc. (a)	80,000	$ 4,518
NIKE, Inc. Class B	668,300	64,391
PVH Corp.	469,000	34,898
Ralph Lauren Corp.	166,600	26,454
Steven Madden Ltd. (a)	232,050	8,563
VF Corp.	52,100	7,201
		288,297
TOTAL CONSUMER DISCRETIONARY		2,659,181
CONSUMER STAPLES - 10.6%
Beverages - 3.7%
Anheuser-Busch InBev SA NV ADR	379,300	21,040
Beam, Inc.	54,400	2,689
Dr Pepper Snapple Group, Inc.	915,700	34,293
Hansen Natural Corp. (a)	1,349,200	120,200
PepsiCo, Inc.	1,162,100	73,154
The Coca-Cola Co.	3,769,700	257,546
		508,922
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	375,600	18,611
Costco Wholesale Corp.	274,600	22,860
CVS Caremark Corp.	2,599,200	94,351
Droga Raia SA	635,700	9,014
Sun Art Retail Group Ltd. (a)	977,500	1,248
Walgreen Co.	580,700	19,279
Whole Foods Market, Inc.	1,425,500	102,807
		268,170
Food Products - 1.6%
Calbee, Inc. (d)	408,300	18,615
Danone	396,900	27,628
Diamond Foods, Inc. (d)	355,200	23,354
Green Mountain Coffee Roasters, Inc. (a)(d)	2,131,700	138,603
Mead Johnson Nutrition Co. Class A	223,800	16,080
		224,280
Household Products - 0.6%
Church & Dwight Co., Inc.	144,700	6,393
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	459,100	$ 32,004
Procter & Gamble Co.	700,300	44,812
		83,209
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	375,000	36,919
Herbalife Ltd.	592,431	36,944
		73,863
Tobacco - 2.2%
Altria Group, Inc.	2,269,900	62,536
Lorillard, Inc.	424,800	47,008
Philip Morris International, Inc.	2,676,300	186,993
		296,537
TOTAL CONSUMER STAPLES		1,454,981
ENERGY - 10.0%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,196,700	69,397
Dresser-Rand Group, Inc. (a)	375,300	18,165
Halliburton Co.	4,196,700	156,789
National Oilwell Varco, Inc.	1,044,000	74,469
Schlumberger Ltd.	2,261,900	166,182
Transocean Ltd. (United States)	1,899,300	108,545
		593,547
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	2,734,299	65,733
Anadarko Petroleum Corp.	623,900	48,976
Cabot Oil & Gas Corp.	750,800	58,352
Chesapeake Energy Corp.	723,000	20,331
Chevron Corp.	714,700	75,079
EV Energy Partners LP	216,100	16,084
Exxon Mobil Corp.	3,589,500	280,304
Hess Corp.	760,700	47,589
Murphy Oil Corp.	200,200	11,085
Occidental Petroleum Corp.	1,140,900	106,035
Range Resources Corp.	577,700	39,769
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Solazyme, Inc.	180,800	$ 1,839
Uranium One, Inc.	1,282,600	3,860
		775,036
TOTAL ENERGY		1,368,583
FINANCIALS - 3.8%
Capital Markets - 1.2%
Morgan Stanley	8,821,900	155,618
Commercial Banks - 0.3%
Axis Bank Ltd.	117,190	2,770
HDFC Bank Ltd.	1,262,465	12,590
ICICI Bank Ltd.	666,777	12,575
ICICI Bank Ltd. sponsored ADR	109,900	4,084
Punjab National Bank	133,123	2,712
Regions Financial Corp.	1,748,300	6,871
State Bank of India	104,764	4,075
		45,677
Consumer Finance - 0.4%
Discover Financial Services	1,578,300	37,185
Shriram Transport Finance Co. Ltd.	1,309,840	16,398
		53,583
Diversified Financial Services - 1.6%
Citigroup, Inc.	6,951,220	219,589
Real Estate Management & Development - 0.3%
Parsvnath Developers Ltd. (a)(e)	21,771,340	35,716
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	335,144	4,716
TOTAL FINANCIALS		514,899
HEALTH CARE - 9.0%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	699,400	47,216
Alkermes PLC (a)	917,100	16,040
Amarin Corp. PLC ADR (a)	1,645,200	15,465
Amylin Pharmaceuticals, Inc. (a)	1,832,100	21,106
ARIAD Pharmaceuticals, Inc. (a)	1,000,000	11,630
Biogen Idec, Inc. (a)	733,900	85,397
Celgene Corp. (a)	168,400	10,917
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)	94,400	$ 3,387
Exelixis, Inc. (a)	2,913,200	22,519
InterMune, Inc. (a)	1,055,302	26,910
Micromet, Inc. (a)	1,322,420	8,688
Pharmasset, Inc. (a)	225,700	15,889
Regeneron Pharmaceuticals, Inc. (a)	180,000	9,954
Vertex Pharmaceuticals, Inc. (a)	2,585,800	102,372
		397,490
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	245,700	13,509
Covidien PLC	1,177,800	55,404
Edwards Lifesciences Corp. (a)	165,100	12,452
Insulet Corp. (a)	100,000	1,632
Intuitive Surgical, Inc. (a)	26,400	11,454
Mako Surgical Corp. (a)	200,000	7,690
The Cooper Companies, Inc.	715,972	49,617
Volcano Corp. (a)	186,400	4,647
William Demant Holding A/S (a)	126,000	10,053
Zeltiq Aesthetics, Inc.	1,001,900	14,277
		180,735
Health Care Providers & Services - 2.6%
Aetna, Inc.	102,300	4,067
Apollo Hospitals Enterprise Ltd.	649,448	6,921
CIGNA Corp.	389,000	17,248
Express Scripts, Inc. (a)	1,793,080	81,998
Humana, Inc.	246,200	20,900
McKesson Corp.	1,060,500	86,484
Medco Health Solutions, Inc. (a)	1,745,100	95,736
UnitedHealth Group, Inc.	590,500	28,338
WellPoint, Inc.	136,000	9,370
		351,062
Health Care Technology - 0.5%
athenahealth, Inc. (a)	105,175	5,565
Cerner Corp. (a)	933,200	59,193
		64,758
Life Sciences Tools & Services - 0.0%
Sequenom, Inc. (a)(d)	385,925	1,918
Pharmaceuticals - 1.7%
Allergan, Inc.	126,100	10,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	1,264,000	$ 3,779
Elan Corp. PLC sponsored ADR (a)	2,231,100	26,751
Endocyte, Inc.	1,477,700	14,348
Johnson & Johnson	1,941,400	125,007
Salix Pharmaceuticals Ltd. (a)	208,700	7,149
Shire PLC sponsored ADR	182,000	17,163
Valeant Pharmaceuticals International, Inc. (Canada)	623,700	24,626
		229,431
TOTAL HEALTH CARE		1,225,394
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	940,800	49,298
Precision Castparts Corp.	729,800	119,067
The Boeing Co.	2,124,600	139,777
United Technologies Corp.	2,412,400	188,119
		496,261
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	728,400	51,163
Airlines - 0.2%
Copa Holdings SA Class A	426,600	29,465
Building Products - 0.3%
Armstrong World Industries, Inc.	924,900	39,391
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	2,095,491	9,136

Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV unit	73,500	2,689
Fluor Corp.	1,590,300	90,409
		93,098
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	89,000	4,669
GrafTech International Ltd. (a)	456,800	7,176
Polypore International, Inc. (a)	667,500	35,010
Rockwell Automation, Inc.	283,900	19,206
		66,061
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	319,900	$ 13,346
Danaher Corp.	2,805,600	135,651
		148,997
Machinery - 2.1%
Briggs & Stratton Corp.	181,000	2,643
Caterpillar, Inc.	411,600	38,880
Cummins, Inc.	874,300	86,932
Eaton Corp.	498,700	22,352
Jain Irrigation Systems Ltd.	780,008	1,987
Joy Global, Inc.	260,100	22,681
Kennametal, Inc.	254,100	9,882
Manitowoc Co., Inc. (d)	921,100	10,206
PACCAR, Inc.	824,300	35,643
Terex Corp. (a)	1,094,800	18,217
WABCO Holdings, Inc. (a)	834,300	41,890
		291,313
Professional Services - 0.3%
Manpower, Inc.	843,600	36,393
Robert Half International, Inc.	183,900	4,860
		41,253
Road & Rail - 0.5%
CSX Corp.	522,900	11,614
Union Pacific Corp.	591,200	58,866
		70,480
Trading Companies & Distributors - 0.0%
Mills Estruturas e Servicos de Engenharia SA	827,400	8,263
TOTAL INDUSTRIALS		1,344,881
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 3.0%
Alcatel-Lucent SA sponsored ADR (a)	8,244,895	22,591
Cisco Systems, Inc.	3,768,900	69,838
Juniper Networks, Inc. (a)	595,800	14,579
QUALCOMM, Inc.	5,878,100	303,310
Riverbed Technology, Inc. (a)	186,600	5,146
		415,464
Computers & Peripherals - 9.6%
Apple, Inc. (a)	2,803,800	1,134,925
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	2,493,800	$ 61,123
Fusion-io, Inc.	100,600	3,121
NetApp, Inc. (a)	36,800	1,507
SanDisk Corp. (a)	2,196,300	111,287
		1,311,963
Internet Software & Services - 7.6%
Akamai Technologies, Inc. (a)	148,800	4,009
Baidu.com, Inc. sponsored ADR (a)	262,400	36,783
Bankrate, Inc.	320,024	6,231
DeNA Co. Ltd.	125,800	5,430
eBay, Inc. (a)	3,186,140	101,415
Facebook, Inc. Class B (g)	636,167	15,904
Google, Inc. Class A (a)	1,130,667	670,078
GREE, Inc.	445,800	14,387
IAC/InterActiveCorp	463,500	18,925
INFO Edge India Ltd.	293,110	4,088
Mail.ru Group Ltd. GDR (a)(f)	1,110,000	38,240
Rackspace Hosting, Inc. (a)	2,011,600	83,260
SINA Corp. (a)(d)	279,900	22,753
Velti PLC (a)	1,398,000	11,771
		1,033,274
IT Services - 2.8%
Accenture PLC Class A	594,900	35,849
Cognizant Technology Solutions Corp. Class A (a)	1,651,600	120,154
International Business Machines Corp.	36,100	6,665
MasterCard, Inc. Class A	562,300	195,253
ServiceSource International, Inc. (d)	322,900	4,298
Visa, Inc. Class A	162,423	15,148
		377,367
Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding NV	210,400	8,822
Atmel Corp. (a)	2,909,500	30,724
Avago Technologies Ltd.	1,710,700	57,770
Broadcom Corp. Class A	3,806,600	137,380
Freescale Semiconductor Holdings I Ltd.	2,641,358	34,840
Marvell Technology Group Ltd. (a)	8,190,086	114,579
Mellanox Technologies Ltd. (a)	380,700	12,319
NVIDIA Corp. (a)	6,056,673	89,639
NXP Semiconductors NV (a)	5,845,300	105,040
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	259,700	$ 4,604
RF Micro Devices, Inc. (a)	2,909,200	21,354
		617,071
Software - 5.4%
BroadSoft, Inc. (a)	835,700	30,085
Check Point Software Technologies Ltd. (a)	1,317,800	75,945
Citrix Systems, Inc. (a)	1,044,400	76,064
Electronic Arts, Inc. (a)	541,700	12,649
Informatica Corp. (a)	948,800	43,170
Microsoft Corp.	1,994,500	53,114
Nuance Communications, Inc. (a)	342,500	9,069
Oracle Corp.	4,862,300	159,338
QLIK Technologies, Inc. (a)	621,163	17,747
Red Hat, Inc. (a)	1,203,000	59,729
salesforce.com, Inc. (a)	823,865	109,714
VMware, Inc. Class A (a)	906,100	88,571
		735,195
TOTAL INFORMATION TECHNOLOGY		4,490,334
MATERIALS - 3.1%
Chemicals - 2.1%
Celanese Corp. Class A	601,500	26,195
CF Industries Holdings, Inc.	491,700	79,788
E.I. du Pont de Nemours & Co.	951,800	45,753
LyondellBasell Industries NV Class A	965,700	31,733
Monsanto Co.	240,700	17,511
Potash Corp. of Saskatchewan, Inc.	270,700	12,812
The Mosaic Co.	1,177,000	68,925
		282,717
Metals & Mining - 1.0%
Allegheny Technologies, Inc.	335,900	15,586
Carpenter Technology Corp.	705,225	40,000
First Quantum Minerals Ltd.	144,300	3,027
Freeport-McMoRan Copper & Gold, Inc.	1,669,800	67,226
RTI International Metals, Inc. (a)	373,200	9,849
		135,688
TOTAL MATERIALS		418,405
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Multi-Utilities - 0.0%
NiSource, Inc.	299,400	$ 6,614
TOTAL COMMON STOCKS (Cost $10,513,209)		13,483,272
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (g)	325,704	15,000
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (g)	2,142,858	15,000
TOTAL CONVERTIBLE PREFERRED STOCKS		30,000
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	565,500	33,170
Volkswagen AG	569,600	99,953
		133,123
TOTAL PREFERRED STOCKS (Cost $138,707)		163,123
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.12% (b)	14,778,915	14,779
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	141,405,448	141,405
TOTAL MONEY MARKET FUNDS (Cost $156,184)		156,184
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $10,808,100)		13,802,579
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(147,456)
NET ASSETS - 100%		$ 13,655,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,240,000 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,904,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,904
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 15,000
Michael Kors Holdings Ltd.	7/8/11	$ 15,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	352
Total	$ 365
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 22,924	$ -	$ -	$ -	$ 35,716
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,807,304	$ 2,743,160	$ 49,144	$ 15,000
Consumer Staples	1,454,981	1,435,118	19,863	-
Energy	1,368,583	1,368,583	-	-
Financials	514,899	423,347	91,552	-
Health Care	1,240,394	1,218,473	6,921	15,000
Industrials	1,344,881	1,342,894	1,987	-
Information Technology	4,490,334	4,450,525	23,905	15,904
Materials	418,405	418,405	-	-
Utilities	6,614	6,614	-	-
Money Market Funds	156,184	156,184	-	-
Total Investments in Securities:	$ 13,802,579	$ 13,563,303	$ 193,372	$ 45,904
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 45,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,904
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $10,891,555,000. Net unrealized appreciation aggregated $2,911,024,000, of which $3,305,211,000 related to appreciated investment securities and $394,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2011

1.809087.108

BCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.6%
Honda Motor Co. Ltd.	73,800	$ 2,207,179
Household Durables - 5.9%
D.R. Horton, Inc.	251,556	2,799,818
Garmin Ltd. (d)	586,602	20,173,239
		22,973,057
Media - 1.9%
Time Warner, Inc.	96,300	3,369,537
Washington Post Co. Class B (d)	11,960	4,068,314
		7,437,851
Multiline Retail - 2.4%
JCPenney Co., Inc. (d)	265,821	8,527,538
Target Corp.	18,400	1,007,400
		9,534,938
Specialty Retail - 0.6%
American Eagle Outfitters, Inc.	180,566	2,370,832
TOTAL CONSUMER DISCRETIONARY		44,523,857
CONSUMER STAPLES - 11.8%
Beverages - 5.0%
Grupo Modelo SAB de CV Series C	3,117,800	19,776,273
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	28,361	1,029,504
Wal-Mart Stores, Inc.	33,053	1,874,766
		2,904,270
Food Products - 2.1%
Kraft Foods, Inc. Class A	235,561	8,287,036
Household Products - 3.3%
Procter & Gamble Co.	201,400	12,887,586
Tobacco - 0.7%
Lorillard, Inc.	22,890	2,533,007
TOTAL CONSUMER STAPLES		46,388,172
ENERGY - 11.6%
Energy Equipment & Services - 2.0%
Transocean Ltd. (United States)	78,715	4,498,562
Weatherford International Ltd. (a)	211,191	3,273,461
		7,772,023
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	87,224	$ 2,096,865
Anadarko Petroleum Corp.	33,005	2,590,893
Apache Corp.	17,800	1,773,414
BP PLC sponsored ADR	62,120	2,744,462
Chevron Corp.	113,400	11,912,670
Marathon Petroleum Corp.	246,191	8,838,257
Occidental Petroleum Corp.	82,282	7,647,289
		37,603,850
TOTAL ENERGY		45,375,873
FINANCIALS - 23.0%
Capital Markets - 3.6%
Bank of New York Mellon Corp.	144,700	3,079,216
E*TRADE Financial Corp. (a)	450,114	4,883,737
Goldman Sachs Group, Inc.	27,747	3,039,684
Morgan Stanley	93,353	1,646,747
State Street Corp.	37,670	1,521,491
		14,170,875
Commercial Banks - 6.4%
Aozora Bank Ltd. (d)	2,815,000	7,117,302
KeyCorp	610,175	4,307,836
Sumitomo Mitsui Financial Group, Inc.	47,600	1,330,663
U.S. Bancorp	144,198	3,690,027
Wells Fargo & Co.	339,898	8,806,757
		25,252,585
Diversified Financial Services - 7.0%
Bank of America Corp.	264,635	1,807,457
Citigroup, Inc.	579,429	18,304,162
JPMorgan Chase & Co.	210,316	7,310,584
		27,422,203
Insurance - 5.1%
Assurant, Inc.	24,500	944,230
Berkshire Hathaway, Inc. Class B (a)	17,721	1,379,757
MetLife, Inc.	237,332	8,344,593
RenaissanceRe Holdings Ltd.	22,300	1,519,076
The Chubb Corp.	48,173	3,230,000
XL Group PLC Class A	202,124	4,394,176
		19,811,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co.	155,573	$ 2,797,203
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	259,699	610,293
TOTAL FINANCIALS		90,064,991
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	86,019	2,202,086
Pharmaceuticals - 14.4%
Bristol-Myers Squibb Co.	43,800	1,383,642
Eli Lilly & Co.	83,949	3,119,545
Johnson & Johnson	231,279	14,892,055
Merck & Co., Inc.	390,995	13,489,328
Pfizer, Inc.	859,284	16,549,810
Sanofi-aventis sponsored ADR	197,220	7,050,615
		56,484,995
TOTAL HEALTH CARE		58,687,081
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.8%
United Technologies Corp.	90,200	7,033,796
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	59,850	2,322,180
Industrial Conglomerates - 3.2%
General Electric Co.	764,941	12,782,164
TOTAL INDUSTRIALS		22,138,140
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 6.8%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,602,264	15,350,203
Cisco Systems, Inc.	147,399	2,731,303
Comverse Technology, Inc. (a)	1,240,450	8,546,701
		26,628,207
Electronic Equipment & Components - 1.0%
Corning, Inc.	268,243	3,833,192
Office Electronics - 0.7%
Xerox Corp.	319,300	2,611,874
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	1,232,411	$ 7,184,956
Software - 0.5%
Microsoft Corp.	71,093	1,893,207
TOTAL INFORMATION TECHNOLOGY		42,151,436
MATERIALS - 3.1%
Chemicals - 2.0%
Clariant AG (Reg.) (a)	733,178	8,016,458
Metals & Mining - 1.1%
Newmont Mining Corp.	63,925	4,272,108
TOTAL MATERIALS		12,288,566
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	50,100	1,766,526
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	63,120	2,801,897
FirstEnergy Corp.	79,657	3,581,379
NextEra Energy, Inc.	87,365	4,927,386
		11,310,662
TOTAL COMMON STOCKS (Cost $418,457,582)		374,695,304
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	14,582,857	$ 14,582,857
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,673,595	41,673,595
TOTAL MONEY MARKET FUNDS (Cost $56,256,452)		56,256,452
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $474,714,034)		430,951,756
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(39,027,387)
NET ASSETS - 100%		$ 391,924,369
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,732
Fidelity Securities Lending Cash Central Fund	78,950
Total	$ 82,682
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,523,857	$ 42,316,678	$ 2,207,179	$ -
Consumer Staples	46,388,172	46,388,172	-	-
Energy	45,375,873	45,375,873	-	-
Financials	90,064,991	81,617,026	8,447,965	-
Health Care	58,687,081	58,687,081	-	-
Industrials	22,138,140	22,138,140	-	-
Information Technology	42,151,436	42,151,436	-	-
Materials	12,288,566	12,288,566	-	-
Telecommunication Services	1,766,526	1,766,526	-	-
Utilities	11,310,662	11,310,662	-	-
Money Market Funds	56,256,452	56,256,452	-	-
Total Investments in Securities:	$ 430,951,756	$ 420,296,612	$ 10,655,144	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $481,794,247. Net unrealized depreciation aggregated $50,842,491, of which $14,734,339 related to appreciated investment securities and $65,576,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund -

Dividend Growth
Class K

October 31, 2011

1.809095.108

DGF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.7%
Autoliv, Inc.	214,958	$ 12,418
Modine Manufacturing Co. (a)	672,905	7,113
Nokian Tyres PLC	293,708	10,792
Stoneridge, Inc. (a)	202,554	1,594
Tenneco, Inc. (a)	582,612	19,063
TRW Automotive Holdings Corp. (a)	260,287	10,958
		61,938
Automobiles - 0.3%
Harley-Davidson, Inc.	163,844	6,374
Honda Motor Co. Ltd.	151,500	4,531
Winnebago Industries, Inc. (a)(d)(e)	1,869,336	15,216
		26,121
Distributors - 0.1%
Silver Base Group Holdings Ltd.	10,679,000	11,373
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	623,900	9,174
DeVry, Inc.	241,385	9,095
Service Corp. International	1,023,200	10,232
Stewart Enterprises, Inc. Class A	1,785,724	11,500
Weight Watchers International, Inc.	143,500	10,708
		50,709
Hotels, Restaurants & Leisure - 1.7%
Accor SA	372,161	12,235
Bravo Brio Restaurant Group, Inc.	350,615	6,812
Brinker International, Inc.	1,119,763	25,643
Club Mediterranee SA (a)	609,547	11,565
Denny's Corp. (a)	2,632,703	9,478
DineEquity, Inc. (a)(d)	469,965	22,070
O'Charleys, Inc. (a)(d)(e)	1,589,292	9,870
Sands China Ltd. (a)	3,081,600	9,261
Spur Corp. Ltd.	2,155,450	3,680
Starbucks Corp.	352,677	14,932
Texas Roadhouse, Inc. Class A	393,170	5,634
WMS Industries, Inc. (a)	878,851	19,256
		150,436
Household Durables - 0.5%
Dorel Industries, Inc. Class B (sub. vtg.)	231,000	5,617
Garmin Ltd. (d)	311,022	10,696
Lennar Corp. Class A	109,500	1,811
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	765,367	$ 11,327
PulteGroup, Inc. (a)	405,207	2,099
Standard Pacific Corp. (a)(d)	3,568,586	10,849
Techtronic Industries Co. Ltd.	7,675,000	6,641
		49,040
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	165,345	35,303
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	365,173	13,898
Summer Infant, Inc. (a)	483,574	3,782
		17,680
Media - 2.5%
Antena 3 Television SA (d)	1,447,339	8,713
Comcast Corp. Class A	2,084,470	48,881
DISH Network Corp. Class A (a)	531,436	12,845
Liberty Media Corp. Interactive Series A (a)	567,424	9,323
Lions Gate Entertainment Corp. (a)	9,300	76
MDC Partners, Inc. Class A (sub. vtg.)	1,067,839	17,982
Mood Media Corp. (a)	1,083,500	3,239
Mood Media Corp. (g)	2,002,900	5,988
The Walt Disney Co.	1,558,925	54,375
Time Warner, Inc.	1,377,649	48,204
Valassis Communications, Inc. (a)(d)	507,784	9,917
		219,543
Multiline Retail - 0.9%
Maoye International Holdings Ltd. (a)	22,874,000	6,284
Marisa Lojas SA	816,500	11,269
PPR SA	88,400	13,812
Target Corp.	927,421	50,776
		82,141
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	466,900	30,381
American Eagle Outfitters, Inc.	771,863	10,135
Best Buy Co., Inc.	534,542	14,021
Big 5 Sporting Goods Corp.	455,600	3,522
Carphone Warehouse Group PLC	1,419,949	8,015
Casual Male Retail Group, Inc. (a)	1,422,214	5,902
Cia.Hering SA	56,700	1,266
Citi Trends, Inc. (a)	274,100	3,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Collective Brands, Inc. (a)	687,190	$ 10,040
Destination Maternity Corp.	44,600	739
DSW, Inc. Class A	16,154	846
Express, Inc.	259,764	5,868
Fast Retailing Co. Ltd.	34,200	6,144
Foot Locker, Inc.	803,976	17,575
Foschini Ltd.	603,308	7,613
GameStop Corp. Class A (a)	125,578	3,211
GOME Electrical Appliances Holdings Ltd.	6,824,000	2,092
Guess?, Inc.	291,909	9,630
Hengdeli Holdings Ltd.	18,166,000	8,144
Home Depot, Inc.	138,368	4,954
Limited Brands, Inc.	225,562	9,634
Lowe's Companies, Inc.	1,944,612	40,876
Lumber Liquidators Holdings, Inc. (a)(d)	403,619	6,042
MarineMax, Inc. (a)	776,868	6,324
OfficeMax, Inc. (a)	1,422,022	7,281
rue21, Inc. (a)(d)	267,534	7,127
SuperGroup PLC (a)	1,040,087	10,437
Urban Outfitters, Inc. (a)(d)	557,468	15,191
		256,406
Textiles, Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd.	21,804,000	6,011
G-III Apparel Group Ltd. (a)	651,231	18,358
Peak Sport Products Co. Ltd.	1,334,000	394
PVH Corp.	304,956	22,692
VF Corp.	79,236	10,952
		58,407
TOTAL CONSUMER DISCRETIONARY		1,019,097
CONSUMER STAPLES - 8.5%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	257,105	14,260
Beam, Inc.	8,100	400
Britvic PLC	1,708,264	9,063
Carlsberg A/S Series B	291,500	19,843
Dr Pepper Snapple Group, Inc.	425,160	15,922
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SAB de CV Series C	2,761,400	$ 17,516
The Coca-Cola Co.	1,713,516	117,067
		194,071
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	51,970	2,575
CVS Caremark Corp.	1,982,638	71,970
Droga Raia SA	345,600	4,901
Eurocash SA	551,095	4,419
The Pantry, Inc. (a)	628,379	8,885
Walgreen Co.	809,511	26,876
		119,626
Food Products - 1.6%
Biostime International Holdings Ltd.	1,391,500	2,481
Calavo Growers, Inc.	461,033	10,406
Calbee, Inc.	57,200	2,608
Danone	199,800	13,908
Flowers Foods, Inc.	345,514	6,976
Green Mountain Coffee Roasters, Inc. (a)	301,500	19,604
Kraft Foods, Inc. Class A	1,404,697	49,417
Orion Corp.	2,040	1,090
Pilgrims Pride Corp. (a)(d)	558,641	2,816
Ralcorp Holdings, Inc. (a)	44,601	3,606
Sara Lee Corp.	860,646	15,319
Shenguan Holdings Group Ltd.	17,246,000	9,266
TreeHouse Foods, Inc. (a)	64,843	3,977
		141,474
Household Products - 1.6%
Procter & Gamble Co.	1,822,018	116,591
Spectrum Brands Holdings, Inc. (a)	411,959	10,456
Unicharm Corp.	314,800	14,100
Youyuan International Holdings Ltd. (a)	7,588,000	2,364
		143,511
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	98,635	9,711
Hengan International Group Co. Ltd.	825,000	7,151
		16,862
Tobacco - 1.6%
British American Tobacco PLC (United Kingdom)	248,100	11,378
Imperial Tobacco Group PLC	389,210	14,234
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	2,674	$ 13,367
KT&G Corp.	44,688	2,785
Philip Morris International, Inc.	1,453,519	101,557
		143,321
TOTAL CONSUMER STAPLES		758,865
ENERGY - 13.1%
Energy Equipment & Services - 4.6%
Aker Solutions ASA	1,725,971	20,073
Baker Hughes, Inc.	785,410	45,546
Cal Dive International, Inc. (a)	1,718,783	3,850
Cameron International Corp. (a)	408,811	20,089
Cathedral Energy Services Ltd.	1,406,300	9,452
Ensco International Ltd. ADR	141,900	7,047
Essential Energy Services Ltd. (a)	4,626,000	8,260
Exterran Holdings, Inc. (a)	60,800	578
Halliburton Co.	932,764	34,848
Hornbeck Offshore Services, Inc. (a)	75,400	2,476
ION Geophysical Corp. (a)	2,251,778	17,159
Kvaerner ASA (a)	817,471	1,575
McDermott International, Inc. (a)	529,188	5,810
National Oilwell Varco, Inc.	995,923	71,039
Noble Corp.	341,208	12,263
Saipem SpA	368,697	16,532
Schlumberger Ltd.	1,030,912	75,741
Transocean Ltd. (United States)	530,070	30,294
Trinidad Drilling Ltd.	249,200	1,950
Unit Corp. (a)	194,078	9,521
Vantage Drilling Co. (a)	6,135,216	8,344
Xtreme Coil Drilling Corp. (a)	1,417,800	4,551
		406,998
Oil, Gas & Consumable Fuels - 8.5%
3Legs Resources PLC	284,300	617
Alpha Natural Resources, Inc. (a)	478,039	11,492
Americas Petrogas, Inc. (a)	2,288,200	3,856
Americas Petrogas, Inc. (f)	2,250,000	3,792
Amyris, Inc. (a)	8,100	166
Anadarko Petroleum Corp.	498,109	39,102
Apache Corp.	257,321	25,637
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bonavista Energy Corp.	16,200	$ 417
Bonavista Energy Corp. (f)	166,200	4,278
BPZ Energy, Inc. (a)(d)	2,503,027	7,484
C&C Energia Ltd. (a)	20,300	171
Cabot Oil & Gas Corp.	56,700	4,407
Chesapeake Energy Corp.	846,327	23,799
Chevron Corp.	540,624	56,793
Concho Resources, Inc. (a)	100	9
Crown Point Ventures Ltd. (a)	770,200	827
Crown Point Ventures Ltd. (f)	1,487,700	1,597
CVR Energy, Inc. (a)	1,297,316	32,122
Denbury Resources, Inc. (a)	675,321	10,603
Double Eagle Petroleum Co. (a)(e)	1,041,103	9,245
EOG Resources, Inc.	107,145	9,582
EV Energy Partners LP	148,090	11,022
Exxon Mobil Corp.	758,297	59,215
Gazprom OAO sponsored ADR	626,335	7,272
Georesources, Inc. (a)	16,300	433
Gran Tierra Energy, Inc. (Canada) (a)	674,500	4,134
Gulfport Energy Corp. (a)	449,657	14,002
Hess Corp.	162,199	10,147
HollyFrontier Corp.	1,053,186	32,322
InterOil Corp. (a)(d)	349,755	16,617
Kosmos Energy Ltd.	551,400	8,547
Marathon Petroleum Corp.	558,188	20,039
Niko Resources Ltd.	168,100	9,246
Noble Energy, Inc.	162,724	14,538
Northern Oil & Gas, Inc. (a)(d)	2,006,054	48,486
Occidental Petroleum Corp.	622,737	57,877
Painted Pony Petroleum Ltd. (a)(f)	178,000	2,177
Painted Pony Petroleum Ltd. Class A (a)	80,700	987
Paladin Energy Ltd. (Australia) (a)	7,052,925	10,772
Pan Orient Energy Corp. (a)	938,500	2,137
Petroleum Development Corp. (a)	208,509	5,444
Resolute Energy Corp. (a)(d)	1,340,074	17,421
Royal Dutch Shell PLC Class A sponsored ADR	174,198	12,352
Southwestern Energy Co. (a)	267,505	11,246
Suncor Energy, Inc.	271,400	8,644
TAG Oil Ltd. (a)	950,000	5,890
Talisman Energy, Inc.	414,900	5,885
Targa Resources Corp.	169,200	5,709
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)	888,516	$ 23,048
Valero Energy Corp.	1,064,042	26,175
Voyager Oil & Gas, Inc. (a)(d)(e)	3,591,644	9,913
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)(e)	1,198,388	1,677
Whiting Petroleum Corp. (a)	607,909	28,298
Williams Companies, Inc.	709,312	21,357
		759,025
TOTAL ENERGY		1,166,023
FINANCIALS - 13.4%
Capital Markets - 2.2%
American Capital Ltd. (a)	437,280	3,398
Ashmore Group PLC	1,392,900	7,728
BlackRock, Inc. Class A	67,417	10,638
FXCM, Inc. Class A (d)	164,212	1,888
Goldman Sachs Group, Inc.	292,177	32,008
GP Investments Ltd. (depositary receipt) (a)	3,049,082	8,061
ICAP PLC	1,355,800	8,811
ICG Group, Inc. (a)	559,836	6,041
Invesco Ltd.	702,387	14,097
Knight Capital Group, Inc. Class A (a)	1,230,697	15,371
Morgan Stanley	2,544,324	44,882
State Street Corp.	625,273	25,255
TD Ameritrade Holding Corp.	518,677	8,703
UBS AG (NY Shares) (a)	965,400	12,183
		199,064
Commercial Banks - 3.0%
Banco Pine SA	1,016,700	6,756
Bank of Ireland	185,687,209	26,725
CapitalSource, Inc.	3,930,887	25,000
CIT Group, Inc. (a)	612,408	21,342
Comerica, Inc.	162,100	4,142
Commercial Bank of Qatar GDR (Reg. S)	1,041,099	4,775
Guaranty Trust Bank PLC GDR (Reg. S)	793,992	3,652
Huntington Bancshares, Inc.	940,859	4,874
Itau Unibanco Banco Multiplo SA sponsored ADR	287,500	5,497
KeyCorp	972,600	6,867
Regions Financial Corp.	3,159,437	12,417
SunTrust Banks, Inc.	297,432	5,868
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc.	754,725	$ 5,479
Wells Fargo & Co.	5,147,791	133,379
		266,773
Consumer Finance - 0.9%
American Express Co.	622,012	31,486
Capital One Financial Corp.	287,830	13,142
Discover Financial Services	885,174	20,855
Imperial Holdings, Inc. (a)	473,196	1,065
SLM Corp.	776,332	10,612
		77,160
Diversified Financial Services - 3.4%
Citigroup, Inc.	4,511,123	142,506
CME Group, Inc.	68,427	18,856
JPMorgan Chase & Co.	3,124,454	108,606
PICO Holdings, Inc. (a)(e)	1,226,903	28,022
		297,990
Insurance - 1.7%
AEGON NV (a)	1,896,127	9,044
AFLAC, Inc.	511,298	23,054
Assured Guaranty Ltd.	2,270,714	28,929
Berkshire Hathaway, Inc. Class B (a)	116,652	9,083
Genworth Financial, Inc. Class A (a)	3,213,502	20,502
Hartford Financial Services Group, Inc.	361,400	6,957
MetLife, Inc.	1,121,217	39,422
Prudential Financial, Inc.	289,000	15,664
		152,655
Real Estate Investment Trusts - 1.6%
Beni Stabili SpA SIIQ	6,024,800	3,632
Boston Properties, Inc.	56,784	5,621
Campus Crest Communities, Inc.	340,903	3,897
CBL & Associates Properties, Inc.	1,559,440	23,984
Douglas Emmett, Inc.	571,459	11,143
Education Realty Trust, Inc.	826,300	7,643
Excel Trust, Inc.	136,700	1,437
Franklin Street Properties Corp.	606,400	7,701
Prologis, Inc.	857,386	25,516
SL Green Realty Corp.	259,470	17,901
Weyerhaeuser Co.	1,882,276	33,843
		142,318
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	2,058,626	$ 36,602
Forest City Enterprises, Inc. Class A (a)	531,282	7,268
Iguatemi Empresa de Shopping Centers SA	357,900	6,934
Kenedix, Inc. (a)(d)	40,546	6,012
		56,816
TOTAL FINANCIALS		1,192,776
HEALTH CARE - 10.4%
Biotechnology - 3.2%
Acorda Therapeutics, Inc. (a)	211,400	4,617
Alexion Pharmaceuticals, Inc. (a)	237,100	16,007
Alnylam Pharmaceuticals, Inc. (a)	514,800	4,180
Amgen, Inc.	712,809	40,823
Amylin Pharmaceuticals, Inc. (a)	598,370	6,893
Ardea Biosciences, Inc. (a)	753,132	14,995
ARIAD Pharmaceuticals, Inc. (a)	1,822,309	21,193
ArQule, Inc. (a)	1,295,372	7,526
AVEO Pharmaceuticals, Inc. (a)	834,700	13,405
AVEO Pharmaceuticals, Inc.	290,609	4,667
Biogen Idec, Inc. (a)	215,622	25,090
Dynavax Technologies Corp. (a)	2,621,070	7,129
Gilead Sciences, Inc. (a)	392,454	16,350
Horizon Pharma, Inc.	448,800	4,035
Human Genome Sciences, Inc. (a)	644,450	6,612
Infinity Pharmaceuticals, Inc. (a)	175,819	1,331
InterMune, Inc. (a)	280,511	7,153
Isis Pharmaceuticals, Inc. (a)	347,500	2,881
Micromet, Inc. (a)	1,097,200	7,209
NPS Pharmaceuticals, Inc. (a)	553,635	2,862
PDL BioPharma, Inc. (d)	1,012,800	6,148
SIGA Technologies, Inc. (a)(d)	1,719,274	5,570
Theravance, Inc. (a)	1,231,961	27,386
Thrombogenics NV (a)(d)	392,497	10,320
United Therapeutics Corp. (a)	225,400	9,857
ZIOPHARM Oncology, Inc. (a)(d)	2,058,550	10,107
		284,346
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	516,853	28,417
Boston Scientific Corp. (a)	1,864,800	10,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	212,897	$ 18,298
Conceptus, Inc. (a)	611,801	7,048
Covidien PLC	709,384	33,369
Genmark Diagnostics, Inc. (a)	538,300	2,837
GN Store Nordic AS	842,174	6,257
Nakanishi, Inc.	26,800	2,500
Opto Circuits India Ltd.	303,809	1,561
Orthofix International NV (a)	432,888	15,199
Sirona Dental Systems, Inc. (a)	297,622	14,256
		140,726
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc. (a)	2,456,200	40,724
Catalyst Health Solutions, Inc. (a)	319,690	17,573
CIGNA Corp.	752,681	33,374
Community Health Systems, Inc. (a)	668,518	11,686
DaVita, Inc. (a)	183,098	12,817
Emeritus Corp. (a)	600,933	10,643
Express Scripts, Inc. (a)	949,000	43,398
McKesson Corp.	325,992	26,585
Medco Health Solutions, Inc. (a)	513,187	28,153
Sunrise Senior Living, Inc. (a)	97,528	536
UnitedHealth Group, Inc.	194,627	9,340
Universal Health Services, Inc. Class B	333,687	13,337
WellPoint, Inc.	247,259	17,036
		265,202
Health Care Technology - 0.0%
SXC Health Solutions Corp. (a)	72,900	3,384
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	763,168	28,291
Sequenom, Inc. (a)(d)	969,995	4,821
Thermo Fisher Scientific, Inc. (a)	295,917	14,876
		47,988
Pharmaceuticals - 2.1%
Cadence Pharmaceuticals, Inc. (a)(d)(e)	3,424,220	19,963
Cardiome Pharma Corp. (a)	719,200	2,381
Columbia Laboratories, Inc. (a)	797,400	2,017
Elan Corp. PLC sponsored ADR (a)	449,800	5,393
Merck & Co., Inc.	2,023,649	69,816
Novo Nordisk A/S Series B	195,137	20,720
Roche Holding AG (participation certificate)	12,239	2,018
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi-aventis	204,458	$ 14,629
Teva Pharmaceutical Industries Ltd. sponsored ADR	341,419	13,947
Valeant Pharmaceuticals International, Inc. (Canada)	626,000	24,717
Watson Pharmaceuticals, Inc. (a)	91,392	6,138
		181,739
TOTAL HEALTH CARE		923,385
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.	32,500	1,888
DigitalGlobe, Inc. (a)	609,145	12,427
Esterline Technologies Corp. (a)	156,121	8,727
GeoEye, Inc. (a)(e)	1,398,684	46,954
Honeywell International, Inc.	568,730	29,801
Meggitt PLC	3,906,541	24,162
Precision Castparts Corp.	144,905	23,641
Raytheon Co.	457,426	20,214
Rockwell Collins, Inc.	187,700	10,479
Safran SA	163,500	5,356
Textron, Inc.	1,565,178	30,396
Ultra Electronics Holdings PLC	227,689	5,829
United Technologies Corp.	830,996	64,801
		284,675
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	125,600	8,822
Airlines - 0.3%
Copa Holdings SA Class A	267,502	18,476
Gol Linhas Aereas Inteligentes SA (PN)	892,000	7,018
		25,494
Building Products - 0.6%
Armstrong World Industries, Inc.	406,440	17,310
Lennox International, Inc.	138,686	4,464
Masco Corp.	557,134	5,348
Owens Corning (a)	1,023,307	29,041
		56,163
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc. (a)	82,185	1,130
Knoll, Inc.	566,988	8,647
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Multiplus SA	230,900	$ 3,899
Pitney Bowes, Inc. (d)	197,612	4,027
Quad/Graphics, Inc.	16,200	319
Republic Services, Inc.	736,447	20,959
Schawk, Inc. Class A	218,367	2,946
Steelcase, Inc. Class A	1,422,963	10,544
Swisher Hygiene, Inc.	2,081,064	9,074
Swisher Hygiene, Inc. (Canada) (a)	60,800	267
The Geo Group, Inc. (a)	417,232	7,606
		69,418
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	333,783	6,983
Dycom Industries, Inc. (a)	757,733	14,723
Fluor Corp.	411,507	23,394
Foster Wheeler AG (a)	1,520,695	32,421
Great Lakes Dredge & Dock Corp.	637,273	3,282
Jacobs Engineering Group, Inc. (a)	122,616	4,758
Shaw Group, Inc. (a)	1,365,755	31,767
		117,328
Electrical Equipment - 1.5%
Alstom SA	331,615	12,437
AMETEK, Inc.	267,932	10,589
Cooper Industries PLC Class A	184,912	9,700
Emerson Electric Co.	700,805	33,723
Fushi Copperweld, Inc. (a)	580,088	3,689
GrafTech International Ltd. (a)	1,379,563	21,673
Hubbell, Inc. Class B	24,300	1,453
Prysmian SpA	813,400	12,326
Regal-Beloit Corp.	316,537	16,818
Roper Industries, Inc.	77,639	6,297
Zumtobel AG	323,930	6,756
		135,461
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	222,875	9,298
Cookson Group PLC	1,046,653	8,090
General Electric Co.	8,051,639	134,543
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Koninklijke Philips Electronics NV	568,300	$ 11,832
Rheinmetall AG	202,900	10,813
		174,576
Machinery - 2.1%
Actuant Corp. Class A	628,702	14,146
Charter International PLC	672,700	9,704
Cummins, Inc.	205,484	20,431
Dover Corp.	168,071	9,333
Fiat Industrial SpA (a)	1,923,600	16,784
Gardner Denver, Inc.	56,822	4,394
Haitian International Holdings Ltd.	2,360,000	2,097
Ingersoll-Rand Co. Ltd.	1,630,238	50,749
Navistar International Corp. (a)	655,767	27,588
Pall Corp.	271,128	13,874
Stanley Black & Decker, Inc.	284,239	18,149
		187,249
Professional Services - 0.4%
CBIZ, Inc. (a)	571,013	3,615
Kforce, Inc. (a)	754,664	9,630
Robert Half International, Inc.	500,015	13,215
SR Teleperformance SA	412,788	8,729
		35,189
Road & Rail - 1.4%
Arkansas Best Corp.	265,197	5,463
Con-way, Inc.	544,181	16,037
CSX Corp.	1,528,031	33,938
Saia, Inc. (a)(e)	856,075	11,429
Tegma Gestao Logistica	114,400	1,486
Union Pacific Corp.	499,226	49,708
Universal Truckload Services, Inc.	531,627	8,251
		126,312
Trading Companies & Distributors - 0.5%
Barloworld Ltd.	584,400	4,904
Beacon Roofing Supply, Inc. (a)	517,300	9,534
DXP Enterprises, Inc. (a)	182,500	4,559
Mills Estruturas e Servicos de Engenharia SA	290,000	2,896
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	514,150	$ 9,923
Watsco, Inc.	215,980	13,317
		45,133
TOTAL INDUSTRIALS		1,265,820
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.5%
Alcatel-Lucent SA sponsored ADR (a)	2,855,776	7,825
Brocade Communications Systems, Inc. (a)	1,300,645	5,697
Calix Networks, Inc. (a)	2,199,156	19,155
Cisco Systems, Inc.	4,352,557	80,653
Comverse Technology, Inc. (a)	5,778,600	39,815
Juniper Networks, Inc. (a)	438,003	10,718
Polycom, Inc. (a)	764,118	12,631
QUALCOMM, Inc.	382,735	19,749
Tekelec (a)	615,596	6,045
ViaSat, Inc. (a)	399,710	17,024
		219,312
Computers & Peripherals - 4.0%
Apple, Inc. (a)	770,176	311,745
Hewlett-Packard Co.	1,624,353	43,224
Seagate Technology	64,818	1,047
		356,016
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	519,167	18,716
Avnet, Inc. (a)	956,188	28,982
Corning, Inc.	2,700,666	38,593
Ingram Micro, Inc. Class A (a)	372,250	6,656
Jabil Circuit, Inc.	351,252	7,222
Molex, Inc. (d)	629,880	15,552
TE Connectivity Ltd.	591,456	21,026
		136,747
Internet Software & Services - 0.8%
DealerTrack Holdings, Inc. (a)	145,900	3,165
DeNA Co. Ltd.	89,700	3,872
eAccess Ltd. (d)	20,253	5,470
eBay, Inc. (a)	489,973	15,596
Facebook, Inc. Class B (g)	488,526	12,213
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	37,549	$ 22,253
Renren, Inc. ADR (d)	748,100	5,267
		67,836
IT Services - 2.1%
Acxiom Corp. (a)	237,512	3,133
Alliance Data Systems Corp. (a)	184,077	18,857
Cognizant Technology Solutions Corp. Class A (a)	377,080	27,433
Fidelity National Information Services, Inc.	635,635	16,641
Fiserv, Inc. (a)	167,581	9,865
Heartland Payment Systems, Inc.	413,000	8,987
MasterCard, Inc. Class A	194,872	67,667
Unisys Corp. (a)	1,079,893	28,066
Virtusa Corp. (a)	351,842	5,732
		186,381
Office Electronics - 0.3%
Xerox Corp.	3,487,581	28,528
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	573,040	20,956
ASML Holding NV	1,326,906	55,637
Avago Technologies Ltd.	472,489	15,956
Cymer, Inc. (a)	1,079,661	46,911
Entropic Communications, Inc. (a)(d)	523,884	3,049
Fairchild Semiconductor International, Inc. (a)	316,156	4,733
Freescale Semiconductor Holdings I Ltd.	1,486,346	19,605
Himax Technologies, Inc. sponsored ADR	2,323,763	2,463
Intersil Corp. Class A	1,359,420	16,272
KLA-Tencor Corp.	231,670	10,909
Lam Research Corp. (a)	324,649	13,957
LTX-Credence Corp. (a)(e)	3,651,437	23,114
Marvell Technology Group Ltd. (a)	3,459,472	48,398
Maxim Integrated Products, Inc.	834,651	21,834
Micron Technology, Inc. (a)	3,601,322	20,131
NVIDIA Corp. (a)	770,396	11,402
NXP Semiconductors NV (a)	1,109,942	19,946
ON Semiconductor Corp. (a)	3,060,294	23,166
RF Micro Devices, Inc. (a)	2,897,057	21,264
Spansion, Inc. Class A (a)	369,748	3,805
		403,508
Software - 2.3%
Aspen Technology, Inc. (a)	21,549	374
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	200,539	$ 6,939
Citrix Systems, Inc. (a)	578,613	42,140
DemandTec, Inc. (a)	911,202	6,889
Informatica Corp. (a)	146,839	6,681
JDA Software Group, Inc. (a)	430,823	13,730
Micro Focus International PLC	2,117,019	11,562
Oracle Corp.	3,077,028	100,834
Sourcefire, Inc. (a)	248,475	6,845
Taleo Corp. Class A (a)	283,807	9,195
Temenos Group AG (a)	81,054	1,552
		206,741
TOTAL INFORMATION TECHNOLOGY		1,605,069
MATERIALS - 6.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	55,449	4,776
Ashland, Inc.	230,960	12,232
CF Industries Holdings, Inc.	40,789	6,619
Clariant AG (Reg.) (a)	3,203,820	35,030
CVR Partners LP	204,650	5,147
Ecolab, Inc. (d)	224,833	12,105
Ferro Corp. (a)	381,473	2,468
Huabao International Holdings Ltd.	8,423,461	5,351
Israel Chemicals Ltd.	483,300	5,816
Kraton Performance Polymers, Inc. (a)	320,223	6,302
Lanxess AG	93,251	5,496
LyondellBasell Industries NV Class A	562,157	18,472
PolyOne Corp.	644,904	7,216
Spartech Corp. (a)(e)	1,622,853	6,589
The Mosaic Co.	461,002	26,996
W.R. Grace & Co. (a)	1,195,325	49,953
Yara International ASA	243,100	11,580
		222,148
Construction Materials - 0.1%
HeidelbergCement AG	258,244	11,787
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	287,442	17,014
Metals & Mining - 3.2%
Anglo American PLC (United Kingdom)	225,500	8,317
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
AngloGold Ashanti Ltd. sponsored ADR	261,900	$ 11,840
Avion Gold Corp. (a)	3,402,700	7,271
Avion Gold Corp. (f)	289,800	619
Commercial Metals Co.	1,441,723	17,921
Eldorado Gold Corp.	660,578	12,412
First Quantum Minerals Ltd.	470,300	9,865
Freeport-McMoRan Copper & Gold, Inc.	704,985	28,383
Goldcorp, Inc.	779,600	37,930
Ivanhoe Mines Ltd. (a)	1,761,865	36,056
Kinross Gold Corp.	817,445	11,653
Mirabela Nickel Ltd. (a)	2,147,489	3,693
Newcrest Mining Ltd.	863,723	30,528
Pan American Silver Corp.	240,300	6,719
Randgold Resources Ltd. sponsored ADR	353,323	38,714
Reliance Steel & Aluminum Co.	166,233	7,346
Ternium SA sponsored ADR	180,795	4,437
Yamana Gold, Inc.	670,000	10,001
		283,705
TOTAL MATERIALS		534,654
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	387,855	3,196
CenturyLink, Inc.	515,866	18,189
China Telecom Corp. Ltd. (H Shares)	5,876,000	3,628
China Unicom (Hong Kong) Ltd.	5,138,000	10,331
Koninklijke KPN NV	734,515	9,653
Telefonica SA sponsored ADR (d)	115,160	2,461
		47,458
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	240,213	13,236
NII Holdings, Inc. (a)	264,800	6,231
SBA Communications Corp. Class A (a)	362,119	13,793
Sprint Nextel Corp. (a)	2,850,607	7,326
TIM Participacoes SA	1,943,220	10,049
Turkcell Iletisim Hizmet AS	1,697,000	8,357
		58,992
TOTAL TELECOMMUNICATION SERVICES		106,450
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	252,395	$ 9,914
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	502,200	7,006
Ceske Energeticke Zavody AS	100,000	4,229
Edison International	646,415	26,244
El Paso Electric Co.	221,777	7,104
FirstEnergy Corp.	164,800	7,409
Fortum Corp.	122,386	2,986
NextEra Energy, Inc.	422,156	23,810
NV Energy, Inc.	473,328	7,592
PPL Corp.	279,292	8,203
		104,497
Gas Utilities - 0.1%
Aygaz A/S	81,860	447
China Gas Holdings Ltd.	11,094,000	3,184
ONEOK, Inc.	130,788	9,946
		13,577
Independent Power Producers & Energy Traders - 0.7%
The AES Corp. (a)	5,811,556	65,206
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	590,285	12,302
CMS Energy Corp.	228,457	4,756
National Grid PLC	1,318,618	13,112
NiSource, Inc.	149,838	3,310
Sempra Energy	204,122	10,967
		44,447
TOTAL UTILITIES		227,727
TOTAL COMMON STOCKS (Cost $8,299,828)		8,799,866
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	14,940
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	100,800	$ 7,772
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	187,100	10,637
TOTAL CONVERTIBLE PREFERRED STOCKS		33,349
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	105,800	18,566
TOTAL PREFERRED STOCKS (Cost $44,592)		51,915
Investment Companies - 0.2%

Ares Capital Corp. (Cost $13,972)	1,093,680	16,919
Convertible Bonds - 0.2%
	Principal Amount (000s)
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 18,163	7,401
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	4,085	4,085
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	4,080	1,862
TOTAL CONVERTIBLE BONDS (Cost $16,737)		13,348
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	15,498,927	$ 15,499
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	171,262,032	171,262
TOTAL MONEY MARKET FUNDS (Cost $186,761)		186,761
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,561,890)		9,068,809
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(156,156)
NET ASSETS - 100%		$ 8,912,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,726,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,286,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,217
Mood Media Corp.	2/2/11	$ 4,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	1,687
Total	$ 1,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cadence Pharmaceuticals, Inc.	$ 28,450	$ 992	$ -	$ -	$ 19,963
Double Eagle Petroleum Co.	10,542	643	-	-	9,245
GeoEye, Inc.	53,351	2,565	660	-	46,954
LTX-Credence Corp.	24,118	1,636	-	-	23,114
O'Charleys, Inc.	9,150	477	-	-	9,870
PICO Holdings, Inc.	32,970	1,061	682	-	28,022
Saia, Inc.	13,037	-	127	-	11,429
Spartech Corp.	9,331	-	-	-	6,589
Voyager Oil & Gas, Inc.	11,252	138	-	-	9,913
Voyager Oil & Gas, Inc. warrants 2/4/16	1,539	-	-	-	1,677
Winnebago Industries, Inc.	15,684	-	-	-	15,216
Total	$ 209,424	$ 7,512	$ 1,469	$ -	$ 181,992
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,037,663	$ 976,788	$ 60,875	$ -
Consumer Staples	758,865	678,015	80,850	-
Energy	1,166,023	1,153,574	12,449	-
Financials	1,207,716	1,192,660	15,056	-
Health Care	923,385	883,975	39,410	-
Industrials	1,265,820	1,251,891	13,929	-
Information Technology	1,612,841	1,591,286	9,342	12,213
Materials	534,654	495,082	39,572	-
Telecommunication Services	106,450	84,134	22,316	-
Utilities	238,364	222,068	16,296	-
Investment Companies	16,919	16,919	-	-
Corporate Bonds	13,348	-	9,263	4,085
Money Market Funds	186,761	186,761	-	-
Total Investments in Securities:	$ 9,068,809	$ 8,733,153	$ 319,358	$ 16,298
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 18,002
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,085
Transfers out of Level 3	(5,789)
Ending Balance	$ 16,298
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $8,620,880,000. Net unrealized appreciation aggregated $447,929,000, of which $1,230,368,000 related to appreciated investment securities and $782,439,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio -
Growth & Income
Class K

October 31, 2011

1.809089.108

GAI-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Autoliv, Inc.	165,802	$ 9,578
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	91,245	7,458
Distributors - 0.4%
Li & Fung Ltd.	10,968,000	21,137
LKQ Corp. (a)	35,400	1,033
		22,170
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	92,000	4,405
McDonald's Corp.	815,136	75,685
Yum! Brands, Inc.	602,402	32,271
		112,361
Household Durables - 1.3%
D.R. Horton, Inc.	1,542,071	17,163
Lennar Corp. Class A	141,100	2,334
Ryland Group, Inc. (d)	1,480,000	19,980
Toll Brothers, Inc. (a)	1,479,152	25,796
		65,273
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	463,189	17,629
Media - 3.5%
Comcast Corp. Class A	2,211,600	51,862
Informa PLC	264,983	1,544
Kabel Deutschland Holding AG (a)	169,500	9,678
Regal Entertainment Group Class A (d)	322,064	4,651
The Walt Disney Co.	569,673	19,870
Time Warner Cable, Inc.	84,449	5,379
Time Warner, Inc.	1,979,917	69,277
Viacom, Inc. Class B (non-vtg.)	376,591	16,514
		178,775
Multiline Retail - 1.9%
Target Corp.	1,802,659	98,696
Specialty Retail - 2.1%
Foot Locker, Inc.	64,600	1,412
Limited Brands, Inc.	158,600	6,774
Lowe's Companies, Inc.	3,353,983	70,501
Staples, Inc.	1,835,528	27,459
		106,146
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	32,200	$ 4,451
TOTAL CONSUMER DISCRETIONARY		622,537
CONSUMER STAPLES - 11.9%
Beverages - 4.1%
Dr Pepper Snapple Group, Inc.	743,370	27,839
Molson Coors Brewing Co. Class B	73,797	3,125
PepsiCo, Inc.	1,636,603	103,024
The Coca-Cola Co.	1,104,029	75,427
		209,415
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	541,804	19,667
Sysco Corp.	691,547	19,170
Walgreen Co.	763,100	25,335
		64,172
Food Products - 0.9%
Danone	591,477	41,173
Tate & Lyle PLC	453,524	4,759
		45,932
Household Products - 3.6%
Colgate-Palmolive Co.	392,256	35,448
Kimberly-Clark Corp.	876,786	61,121
Procter & Gamble Co.	1,342,043	85,877
WD-40 Co.	12,536	552
		182,998
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	756,132	69,753
Lorillard, Inc.	352,930	39,055
		108,808
TOTAL CONSUMER STAPLES		611,325
ENERGY - 11.9%
Energy Equipment & Services - 1.3%
Exterran Partners LP	803,485	19,766
Halliburton Co.	442,010	16,513
Transocean Ltd. (United States)	538,194	30,758
		67,037
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.6%
ARC Resources Ltd. (d)	448,200	$ 11,398
Atlas Pipeline Partners, LP	288,500	10,040
Bonavista Energy Corp. (e)	220,600	5,678
Chevron Corp.	1,859,691	195,361
EXCO Resources, Inc.	585,000	7,377
Exxon Mobil Corp.	2,257,976	176,325
Inergy LP	229,100	6,577
Legacy Reserves LP	161,330	4,754
Occidental Petroleum Corp.	44,900	4,173
Penn West Petroleum Ltd.	405,100	7,238
QEP Resources, Inc.	158,900	5,649
Royal Dutch Shell PLC Class A (United Kingdom)	1,837,036	65,089
Suncor Energy, Inc.	820,700	26,140
Talisman Energy, Inc.	273,600	3,881
Williams Companies, Inc.	491,829	14,809
		544,489
TOTAL ENERGY		611,526
FINANCIALS - 16.5%
Capital Markets - 3.4%
Apollo Global Management LLC Class A	687,403	9,108
Ashmore Group PLC	4,689,959	26,021
BlackRock, Inc. Class A	44,903	7,085
Charles Schwab Corp.	856,436	10,517
Goldman Sachs Group, Inc.	192,541	21,093
ICAP PLC	346,300	2,251
KKR & Co. LP	1,593,109	21,475
Morgan Stanley	1,641,978	28,964
Northern Trust Corp.	491,871	19,906
State Street Corp.	240,553	9,716
T. Rowe Price Group, Inc.	41,900	2,214
The Blackstone Group LP	1,177,217	17,317
		175,667
Commercial Banks - 7.0%
BB&T Corp.	2,338,398	54,578
Comerica, Inc.	64,600	1,651
DBS Group Holdings Ltd.	262,164	2,560
FirstMerit Corp.	103,516	1,450
Regions Financial Corp.	4,447,504	17,479
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	638,065	$ 14,971
SunTrust Banks, Inc.	1,244,677	24,557
U.S. Bancorp	2,569,166	65,745
Wells Fargo & Co.	6,722,490	174,180
		357,171
Diversified Financial Services - 4.3%
Citigroup, Inc.	930,250	29,387
JPMorgan Chase & Co.	4,575,425	159,042
KKR Financial Holdings LLC	3,767,478	31,458
		219,887
Insurance - 0.4%
Genworth Financial, Inc. Class A (a)	492,757	3,144
MetLife, Inc.	233,900	8,224
MetLife, Inc. unit (a)	135,300	9,131
		20,499
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	288,000	7,923
BRE Properties, Inc.	161,100	8,074
CBL & Associates Properties, Inc.	1,036,296	15,938
Public Storage	173,766	22,425
Rayonier, Inc.	100,600	4,198
Ventas, Inc.	79,900	4,443
		63,001
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	758,363	6,969
MGIC Investment Corp. (a)	16,978	45
Radian Group, Inc.	680,837	1,600
		8,614
TOTAL FINANCIALS		844,839
HEALTH CARE - 9.7%
Biotechnology - 1.3%
Amgen, Inc.	1,067,804	61,153
ARIAD Pharmaceuticals, Inc. (a)	445,081	5,176
		66,329
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Meridian Bioscience, Inc.	272,322	$ 4,962
Steris Corp.	15,900	493
		5,455
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	795,200	13,184
Express Scripts, Inc. (a)	183,468	8,390
McKesson Corp.	592,654	48,331
Medco Health Solutions, Inc. (a)	181,775	9,972
		79,877
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	698,208	9,621
Pharmaceuticals - 6.6%
Abbott Laboratories	688,927	37,112
Cardiome Pharma Corp. (a)	593,100	1,963
GlaxoSmithKline PLC sponsored ADR	1,195,854	53,562
Johnson & Johnson	889,208	57,256
Merck & Co., Inc.	2,559,889	88,316
Pfizer, Inc.	3,616,300	69,650
Roche Holding AG (participation certificate)	121,165	19,979
Sanofi-aventis	146,420	10,476
		338,314
TOTAL HEALTH CARE		499,596
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.9%
Embraer SA sponsored ADR	267,700	7,447
Honeywell International, Inc.	780,076	40,876
MTU Aero Engines Holdings AG	59,700	4,012
Raytheon Co.	285,312	12,608
Rockwell Collins, Inc.	679,196	37,920
The Boeing Co.	623,800	41,040
United Technologies Corp.	711,500	55,483
		199,386
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	182,826	12,694
United Parcel Service, Inc. Class B	536,164	37,660
		50,354
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.9%
Lennox International, Inc.	311,487	$ 10,027
Owens Corning (a)	943,489	26,776
Quanex Building Products Corp.	775,829	11,443
		48,246
Commercial Services & Supplies - 0.8%
Aggreko PLC	189,150	5,208
Healthcare Services Group, Inc. (d)	453,915	7,875
Interface, Inc. Class A	151,500	1,976
Intrum Justitia AB	111,600	1,836
Republic Services, Inc.	545,539	15,526
Ritchie Brothers Auctioneers, Inc. (d)	208,900	4,165
US Ecology, Inc.	3,300	60
Waste Management, Inc.	180,168	5,933
		42,579
Construction & Engineering - 0.0%
VINCI SA	61,700	3,048
Electrical Equipment - 0.8%
Alstom SA	137,571	5,159
Emerson Electric Co.	660,225	31,770
Rockwell Automation, Inc.	25,346	1,715
Zumtobel AG	52,052	1,086
		39,730
Industrial Conglomerates - 4.2%
Danaher Corp.	777,700	37,602
General Electric Co.	6,988,470	116,777
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,868,280	59,804
		214,183
Machinery - 1.6%
Douglas Dynamics, Inc.	711,920	10,693
Graco, Inc.	148,963	6,396
Ingersoll-Rand Co. Ltd.	1,369,364	42,628
PACCAR, Inc.	262,600	11,355
Pfeiffer Vacuum Technology AG	29,403	2,988
SPX Corp.	114,334	6,244
		80,304
Professional Services - 1.0%
Bureau Veritas SA	318,871	24,809
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Michael Page International PLC	2,932,057	$ 18,946
Robert Half International, Inc.	363,338	9,603
		53,358
Trading Companies & Distributors - 0.3%
Watsco, Inc.	235,806	14,540
TOTAL INDUSTRIALS		745,728
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.5%
Cisco Systems, Inc.	4,150,626	76,911
Juniper Networks, Inc. (a)	1,059,418	25,924
QUALCOMM, Inc.	501,027	25,853
		128,688
Computers & Peripherals - 5.2%
Apple, Inc. (a)	473,190	191,538
EMC Corp. (a)	1,545,300	37,875
Hewlett-Packard Co.	1,335,720	35,544
		264,957
Electronic Equipment & Components - 0.9%
Coretronic Corp.	8,780,000	6,605
Corning, Inc.	1,850,700	26,447
Everlight Electronics Co. Ltd.	3,789,000	7,007
Premier Farnell PLC	1,084,982	3,054
		43,113
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	150,293	89,070
IT Services - 5.1%
Accenture PLC Class A	52,900	3,188
Cognizant Technology Solutions Corp. Class A (a)	247,050	17,973
Fidelity National Information Services, Inc.	573,455	15,013
International Business Machines Corp.	269,000	49,665
MasterCard, Inc. Class A	195,554	67,904
Paychex, Inc.	2,097,528	61,122
Visa, Inc. Class A	515,563	48,081
		262,946
Semiconductors & Semiconductor Equipment - 0.9%
KLA-Tencor Corp.	350,082	16,485
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,160,721	$ 21,636
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	705,138	8,899
		47,020
Software - 1.8%
ANSYS, Inc. (a)	141,001	7,665
Microsoft Corp.	2,198,674	58,551
Oracle Corp.	521,713	17,097
Royalblue Group PLC	111,714	2,923
Solera Holdings, Inc.	116,442	6,361
		92,597
TOTAL INFORMATION TECHNOLOGY		928,391
MATERIALS - 0.9%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	101,656	8,757
Akzo Nobel NV	79,364	4,197
PPG Industries, Inc.	59,000	5,098
Praxair, Inc.	138,028	14,033
		32,085
Construction Materials - 0.0%
Eagle Materials, Inc.	86,100	1,772
Metals & Mining - 0.3%
Commercial Metals Co.	419,084	5,209
Nucor Corp.	231,300	8,739
		13,948
TOTAL MATERIALS		47,805
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	243,021	8,569
Koninklijke KPN NV	1,077,467	14,160
		22,729
UTILITIES - 1.8%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	221,562	8,703
FirstEnergy Corp.	87,861	3,950
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	167,168	$ 9,428
PPL Corp.	481,053	14,129
		36,210
Gas Utilities - 0.3%
National Fuel Gas Co.	170,165	10,429
ONEOK, Inc.	63,395	4,821
		15,250
Multi-Utilities - 0.8%
National Grid PLC	3,224,074	32,060
TECO Energy, Inc.	343,348	6,376
		38,436
TOTAL UTILITIES		89,896
TOTAL COMMON STOCKS (Cost $5,059,414)		5,024,372
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.7%
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	121,074	27,364
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	79,200	3,341
TOTAL HEALTH CARE		30,705
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	111,300	6,038
TOTAL CONVERTIBLE PREFERRED STOCKS		36,743
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	500,850	$ 29,378
Volkswagen AG	170,475	29,915
		59,293
TOTAL PREFERRED STOCKS (Cost $103,208)		96,036
Convertible Bonds - 0.1%
Principal Amount (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25 (Cost $6,421)	$ 5,450	6,815
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,975,537	1,976
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	27,377,509	27,378
TOTAL MONEY MARKET FUNDS (Cost $29,354)		29,354
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,198,397)		5,156,577
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(25,860)
NET ASSETS - 100%		$ 5,130,717
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,678,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	53
Total	$ 59
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 681,830	$ 660,693	$ 21,137	$ -
Consumer Staples	611,325	611,325	-	-
Energy	611,526	546,437	65,089	-
Financials	844,839	833,148	11,691	-
Health Care	530,301	519,825	10,476	-
Industrials	745,728	745,728	-	-
Information Technology	928,391	914,779	13,612	-
Materials	47,805	47,805	-	-
Telecommunication Services	22,729	22,729	-	-
Utilities	95,934	57,836	38,098	-
Corporate Bonds	6,815	-	6,815	-
Money Market Funds	29,354	29,354	-	-
Total Investments in Securities:	$ 5,156,577	$ 4,989,659	$ 166,918	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $5,231,446,000. Net unrealized depreciation aggregated $74,869,000, of which $364,615,000 related to appreciated investment securities and $439,484,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2011

1.809077.108

IRE-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 14.9%
Abacus Property Group unit	2,093,153	$ 4,166,112
Charter Hall Group unit	1,646,213	3,382,683
Goodman Group unit	3,379,720	2,196,491
Mirvac Group unit	5,641,552	7,388,249
The GPT Group unit	2,144,073	7,076,753
Westfield Group unit	2,144,954	17,269,345
TOTAL AUSTRALIA		41,479,633
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	527,524	2,671,948
Belgium - 0.6%
Warehouses de Pauw	32,185	1,686,316
Bermuda - 1.7%
Asia Standard International Group	2,218,000	367,572
C C Land Holdings Ltd.	3,500,000	841,415
Csi Properties Ltd.	41,180,000	1,009,692
Great Eagle Holdings Ltd.	1,198,088	2,660,875
TOTAL BERMUDA		4,879,554
Brazil - 2.5%
BR Malls Participacoes SA	63,300	683,796
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	124,100	1,257,477
Even Construtora e Incorporadora SA	347,000	1,291,247
Iguatemi Empresa de Shopping Centers SA	52,300	1,013,290
Multiplan Empreendimentos Imobiliarios SA	69,900	1,413,305
Tecnisa SA	200,300	1,283,077
TOTAL BRAZIL		6,942,192
Cayman Islands - 0.5%
Longfor Properties Co. Ltd.	1,054,500	1,351,550
SPG Land (Holdings) Ltd.	679,000	140,916
TOTAL CAYMAN ISLANDS		1,492,466
Chile - 0.5%
Parque Arauco SA	732,471	1,403,797
France - 8.8%
Altarea	18,981	3,414,552
Gecina SA	40,950	4,056,489
Common Stocks - continued
	Shares	Value
France - continued
Societe Fonciere Lyonnaise SA	30,100	$ 1,485,431
Unibail-Rodamco	78,107	15,619,334
TOTAL FRANCE		24,575,806
Germany - 4.0%
alstria office REIT-AG	376,365	4,838,711
GSW Immobilien AG	144,468	4,708,334
IVG Immobilien AG (a)	351,413	1,574,219
TOTAL GERMANY		11,121,264
Hong Kong - 20.9%
China Overseas Land & Investment Ltd.	3,011,000	5,571,525
Hang Lung Properties Ltd.	2,739,000	9,974,934
Hongkong Land Holdings Ltd.	1,767,000	9,285,651
Hysan Development Co. Ltd.	1,383,500	4,827,828
Kerry Properties Ltd.	1,613,000	5,919,598
Magnificent Estates Ltd.	27,344,000	869,411
Soundwill Holdings Ltd.	662,000	714,558
Sun Hung Kai Properties Ltd.	1,534,000	21,121,306
TOTAL HONG KONG		58,284,811
Italy - 1.6%
Beni Stabili SpA SIIQ	6,480,200	3,906,438
Pirelli & C. Real Estate SpA (a)	2,190,900	644,600
TOTAL ITALY		4,551,038
Japan - 18.6%
Goldcrest Co. Ltd.	129,860	2,382,783
Hulic Co. Ltd. (d)	309,600	3,314,910
Japan Retail Fund Investment Corp.	3,806	5,892,340
Kenedix, Inc. (a)(d)	32,817	4,865,718
Mitsubishi Estate Co. Ltd.	190,000	3,218,449
Mitsui Fudosan Co. Ltd.	940,000	15,634,469
Nomura Real Estate Holdings, Inc.	306,800	4,946,438
Sumitomo Realty & Development Co. Ltd.	532,000	11,028,243
Tosei Corp. (d)	2,284	634,581
TOTAL JAPAN		51,917,931
Russia - 0.4%
LSR Group OJSC GDR (Reg. S)	236,700	1,133,793
Singapore - 6.2%
CapitaLand Ltd.	2,926,870	6,303,523
Common Stocks - continued
	Shares	Value
Singapore - continued
Global Logistic Properties Ltd.	4,553,000	$ 6,337,010
Wing Tai Holdings Ltd.	4,676,000	4,741,653
TOTAL SINGAPORE		17,382,186
Sweden - 2.9%
Castellum AB (d)	325,600	4,427,367
Wihlborgs Fastigheter AB	256,700	3,523,963
TOTAL SWEDEN		7,951,330
United Kingdom - 11.4%
Big Yellow Group PLC	1,371,900	5,771,654
British Land Co. PLC	960,589	7,886,302
Capital Shopping Centres Group PLC	846,000	4,480,249
Derwent London PLC	256,800	7,012,498
Helical Bar PLC	857,600	2,758,385
Quintain Estates & Development PLC (a)	2,148,600	1,287,128
St. Modwen Properties PLC	1,217,800	2,448,082
TOTAL UNITED KINGDOM		31,644,298
TOTAL COMMON STOCKS (Cost $327,297,332)		269,118,363
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	5,544,406	5,544,406
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,986,180	1,986,180
TOTAL MONEY MARKET FUNDS (Cost $7,530,586)		7,530,586
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $334,827,918)		276,648,949
NET OTHER ASSETS (LIABILITIES) - 0.8%		2,140,316
NET ASSETS - 100%		$ 278,789,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930
Fidelity Securities Lending Cash Central Fund	4,211
Total	$ 7,141
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 58,284,811	$ -	$ 58,284,811	$ -
Japan	51,917,931	-	51,917,931	-
Australia	41,479,633	-	41,479,633	-
United Kingdom	31,644,298	31,644,298	-	-
France	24,575,806	24,575,806	-	-
Singapore	17,382,186	-	17,382,186	-
Germany	11,121,264	11,121,264	-	-
Sweden	7,951,330	7,951,330	-	-
Brazil	6,942,192	6,942,192	-	-
Other	17,818,912	11,446,892	6,372,020	-
Money Market Funds	7,530,586	7,530,586	-	-
Total Investments in Securities:	$ 276,648,949	$ 101,212,368	$ 175,436,581	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $338,385,945. Net unrealized depreciation aggregated $61,736,996, of which $4,470,291 related to appreciated investment securities and $66,207,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.859110.105

AIRE-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 14.9%
Abacus Property Group unit	2,093,153	$ 4,166,112
Charter Hall Group unit	1,646,213	3,382,683
Goodman Group unit	3,379,720	2,196,491
Mirvac Group unit	5,641,552	7,388,249
The GPT Group unit	2,144,073	7,076,753
Westfield Group unit	2,144,954	17,269,345
TOTAL AUSTRALIA		41,479,633
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	527,524	2,671,948
Belgium - 0.6%
Warehouses de Pauw	32,185	1,686,316
Bermuda - 1.7%
Asia Standard International Group	2,218,000	367,572
C C Land Holdings Ltd.	3,500,000	841,415
Csi Properties Ltd.	41,180,000	1,009,692
Great Eagle Holdings Ltd.	1,198,088	2,660,875
TOTAL BERMUDA		4,879,554
Brazil - 2.5%
BR Malls Participacoes SA	63,300	683,796
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	124,100	1,257,477
Even Construtora e Incorporadora SA	347,000	1,291,247
Iguatemi Empresa de Shopping Centers SA	52,300	1,013,290
Multiplan Empreendimentos Imobiliarios SA	69,900	1,413,305
Tecnisa SA	200,300	1,283,077
TOTAL BRAZIL		6,942,192
Cayman Islands - 0.5%
Longfor Properties Co. Ltd.	1,054,500	1,351,550
SPG Land (Holdings) Ltd.	679,000	140,916
TOTAL CAYMAN ISLANDS		1,492,466
Chile - 0.5%
Parque Arauco SA	732,471	1,403,797
France - 8.8%
Altarea	18,981	3,414,552
Gecina SA	40,950	4,056,489
Common Stocks - continued
	Shares	Value
France - continued
Societe Fonciere Lyonnaise SA	30,100	$ 1,485,431
Unibail-Rodamco	78,107	15,619,334
TOTAL FRANCE		24,575,806
Germany - 4.0%
alstria office REIT-AG	376,365	4,838,711
GSW Immobilien AG	144,468	4,708,334
IVG Immobilien AG (a)	351,413	1,574,219
TOTAL GERMANY		11,121,264
Hong Kong - 20.9%
China Overseas Land & Investment Ltd.	3,011,000	5,571,525
Hang Lung Properties Ltd.	2,739,000	9,974,934
Hongkong Land Holdings Ltd.	1,767,000	9,285,651
Hysan Development Co. Ltd.	1,383,500	4,827,828
Kerry Properties Ltd.	1,613,000	5,919,598
Magnificent Estates Ltd.	27,344,000	869,411
Soundwill Holdings Ltd.	662,000	714,558
Sun Hung Kai Properties Ltd.	1,534,000	21,121,306
TOTAL HONG KONG		58,284,811
Italy - 1.6%
Beni Stabili SpA SIIQ	6,480,200	3,906,438
Pirelli & C. Real Estate SpA (a)	2,190,900	644,600
TOTAL ITALY		4,551,038
Japan - 18.6%
Goldcrest Co. Ltd.	129,860	2,382,783
Hulic Co. Ltd. (d)	309,600	3,314,910
Japan Retail Fund Investment Corp.	3,806	5,892,340
Kenedix, Inc. (a)(d)	32,817	4,865,718
Mitsubishi Estate Co. Ltd.	190,000	3,218,449
Mitsui Fudosan Co. Ltd.	940,000	15,634,469
Nomura Real Estate Holdings, Inc.	306,800	4,946,438
Sumitomo Realty & Development Co. Ltd.	532,000	11,028,243
Tosei Corp. (d)	2,284	634,581
TOTAL JAPAN		51,917,931
Russia - 0.4%
LSR Group OJSC GDR (Reg. S)	236,700	1,133,793
Singapore - 6.2%
CapitaLand Ltd.	2,926,870	6,303,523
Common Stocks - continued
	Shares	Value
Singapore - continued
Global Logistic Properties Ltd.	4,553,000	$ 6,337,010
Wing Tai Holdings Ltd.	4,676,000	4,741,653
TOTAL SINGAPORE		17,382,186
Sweden - 2.9%
Castellum AB (d)	325,600	4,427,367
Wihlborgs Fastigheter AB	256,700	3,523,963
TOTAL SWEDEN		7,951,330
United Kingdom - 11.4%
Big Yellow Group PLC	1,371,900	5,771,654
British Land Co. PLC	960,589	7,886,302
Capital Shopping Centres Group PLC	846,000	4,480,249
Derwent London PLC	256,800	7,012,498
Helical Bar PLC	857,600	2,758,385
Quintain Estates & Development PLC (a)	2,148,600	1,287,128
St. Modwen Properties PLC	1,217,800	2,448,082
TOTAL UNITED KINGDOM		31,644,298
TOTAL COMMON STOCKS (Cost $327,297,332)		269,118,363
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	5,544,406	5,544,406
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,986,180	1,986,180
TOTAL MONEY MARKET FUNDS (Cost $7,530,586)		7,530,586
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $334,827,918)		276,648,949
NET OTHER ASSETS (LIABILITIES) - 0.8%		2,140,316
NET ASSETS - 100%		$ 278,789,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930
Fidelity Securities Lending Cash Central Fund	4,211
Total	$ 7,141
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 58,284,811	$ -	$ 58,284,811	$ -
Japan	51,917,931	-	51,917,931	-
Australia	41,479,633	-	41,479,633	-
United Kingdom	31,644,298	31,644,298	-	-
France	24,575,806	24,575,806	-	-
Singapore	17,382,186	-	17,382,186	-
Germany	11,121,264	11,121,264	-	-
Sweden	7,951,330	7,951,330	-	-
Brazil	6,942,192	6,942,192	-	-
Other	17,818,912	11,446,892	6,372,020	-
Money Market Funds	7,530,586	7,530,586	-	-
Total Investments in Securities:	$ 276,648,949	$ 101,212,368	$ 175,436,581	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $338,385,945. Net unrealized depreciation aggregated $61,736,996, of which $4,470,291 related to appreciated investment securities and $66,207,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2011

1.809078.108

LSF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 1.0%
Exide Technologies (a)	3,643,393	$ 16,395
Tenneco, Inc. (a)	97,700	3,197
TRW Automotive Holdings Corp. (a)	456,100	19,202
		38,794
Automobiles - 2.3%
Daimler AG (United States)	209,400	10,646
Ford Motor Co. (a)	1,978,733	23,112
General Motors Co.	1,218,966	31,510
General Motors Co.:
warrants 7/10/16 (a)	445,805	7,556
warrants 7/10/19 (a)	445,805	5,260
Toyota Motor Corp. sponsored ADR (e)	89,500	5,971
		84,055
Diversified Consumer Services - 4.6%
Service Corp. International (f)	15,781,118	157,811
Stewart Enterprises, Inc. Class A	1,515,242	9,758
		167,569
Hotels, Restaurants & Leisure - 1.0%
Ameristar Casinos, Inc.	110,100	2,037
Biglari Holdings, Inc. (a)	32,970	11,379
O'Charleys, Inc. (a)	207,849	1,291
Penn National Gaming, Inc. (a)	582,836	20,982
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	146,846	4
Wendy's Co. (a)	546,800	2,767
		38,460
Household Durables - 1.5%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	2,043
Lennar Corp. Class A	983,400	16,265
Newell Rubbermaid, Inc.	2,516,201	37,240
		55,548
Leisure Equipment & Products - 0.3%
Callaway Golf Co.	1,630,035	9,471
Media - 4.9%
AMC Networks, Inc. Class A	135,331	4,414
Belo Corp. Series A	163,800	1,038
Cablevision Systems Corp. - NY Group Class A	541,324	7,833
Cinemark Holdings, Inc.	2,601,645	53,776
Comcast Corp. Class A	3,962,898	92,930
Gray Television, Inc. (a)(f)	3,766,164	7,156
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 2,554
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	10,288
		179,989
Multiline Retail - 0.3%
Target Corp.	186,100	10,189
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	385,122	7,183
Charming Shoppes, Inc. (a)	3,932,700	13,646
GameStop Corp. Class A (a)(e)	2,634,307	67,359
Sally Beauty Holdings, Inc. (a)	300,000	5,757
		93,945
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	314,020	20,433
Hanesbrands, Inc. (a)	404,100	10,656
PVH Corp.	548,718	40,830
		71,919
TOTAL CONSUMER DISCRETIONARY		749,939
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	222,009	16,011
Food Products - 1.8%
Darling International, Inc. (a)	3,664,042	51,370
Smithfield Foods, Inc. (a)	559,606	12,793
		64,163
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,150
TOTAL CONSUMER STAPLES		88,324
ENERGY - 15.2%
Energy Equipment & Services - 3.6%
Ensco International Ltd. ADR	110,000	5,463
Halliburton Co.	1,191,593	44,518
Noble Corp.	447,200	16,072
Oil States International, Inc. (a)	270,700	18,843
Parker Drilling Co. (a)	1,200,000	6,636
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	109,400	$ 8,038
Transocean Ltd. (United States)	552,800	31,593
		131,163
Oil, Gas & Consumable Fuels - 11.6%
Alpha Natural Resources, Inc. (a)	1,852,717	44,539
Carrizo Oil & Gas, Inc. (a)	438,502	11,927
Chesapeake Energy Corp.	454,320	12,775
El Paso Corp.	8,076,730	201,999
Forest Oil Corp. (a)	1,314,652	15,329
HollyFrontier Corp.	1,783,796	54,745
Lone Pine Resources, Inc.	805,204	6,063
Nexen, Inc.	188,000	3,193
Overseas Shipholding Group, Inc. (e)	384,692	4,801
Peabody Energy Corp.	1,265,614	54,890
Range Resources Corp.	247,200	17,017
		427,278
TOTAL ENERGY		558,441
FINANCIALS - 6.7%
Capital Markets - 0.6%
Morgan Stanley	1,187,000	20,939
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	11,032,080	57,146
Regions Financial Corp.	2,011,695	7,906
SunTrust Banks, Inc.	1,240,000	24,465
		89,517
Consumer Finance - 0.7%
American Express Co.	501,647	25,393
Diversified Financial Services - 0.9%
Citigroup, Inc.	746,447	23,580
JPMorgan Chase & Co.	259,000	9,003
		32,583
Insurance - 1.5%
AFLAC, Inc.	641,700	28,934
Assured Guaranty Ltd.	1,249,684	15,921
Lincoln National Corp.	435,700	8,300
		53,155
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. (a)	1,085,852	$ 3,268
Host Hotels & Resorts, Inc.	1,016,122	14,500
Sabra Health Care REIT, Inc.	547,507	5,623
		23,391
TOTAL FINANCIALS		244,978
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. (a)	419,708	10,938
Boston Scientific Corp. (a)	2,009,900	11,838
		22,776
Health Care Providers & Services - 4.3%
Community Health Systems, Inc. (a)	554,676	9,696
DaVita, Inc. (a)	367,826	25,748
HCA Holdings, Inc.	1,216,779	28,533
Kindred Healthcare, Inc. (a)	108,330	1,262
Sun Healthcare Group, Inc. (a)	547,507	1,434
Tenet Healthcare Corp. (a)	15,892,339	75,171
Universal Health Services, Inc. Class B	385,505	15,409
		157,253
Pharmaceuticals - 1.1%
Hospira, Inc. (a)	360,258	11,330
Merck & Co., Inc.	813,300	28,059
		39,389
TOTAL HEALTH CARE		219,418
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.0%
American Science & Engineering, Inc.	85,370	5,807
Teledyne Technologies, Inc. (a)	340,694	18,558
Textron, Inc.	602,700	11,704
		36,069
Airlines - 1.9%
Delta Air Lines, Inc. (a)	5,304,334	45,193
Southwest Airlines Co.	571,283	4,884
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	370,700	$ 7,162
US Airways Group, Inc. (a)	2,034,580	11,740
		68,979
Building Products - 1.9%
Armstrong World Industries, Inc.	1,173,030	49,959
Owens Corning (a)	678,219	19,248
Owens Corning warrants 10/31/13 (a)	406,600	590
		69,797
Commercial Services & Supplies - 2.3%
Cenveo, Inc. (a)(e)	2,858,300	10,719
Deluxe Corp.	1,786,873	42,206
R.R. Donnelley & Sons Co.	450,900	7,350
The Brink's Co.	464,740	12,915
Waste Management, Inc.	340,992	11,229
		84,419
Electrical Equipment - 2.4%
Belden, Inc.	1,170,366	37,779
Emerson Electric Co.	163,500	7,868
General Cable Corp. (a)	549,400	15,405
Polypore International, Inc. (a)	548,400	28,764
		89,816
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	109,910	4,585
General Electric Co.	1,103,883	18,446
Tyco International Ltd.	328,233	14,951
		37,982
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	778,347	4
Fiat Industrial SpA (a)	1,634,423	14,261
Ingersoll-Rand Co. Ltd.	981,400	30,551
Stanley Black & Decker, Inc.	185,817	11,864
Timken Co.	228,734	9,634
		66,314
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	8,132
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	719,914	10,151
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	328,200	$ 7,289
Hertz Global Holdings, Inc. (a)	707,700	8,209
		25,649
TOTAL INDUSTRIALS		487,157
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,888,100	34,986
JDS Uniphase Corp. (a)	163,300	1,960
		36,946
Computers & Peripherals - 3.4%
Apple, Inc. (a)	308,063	124,698
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	594,313	18,014
DDi Corp. (a)	295,899	2,719
Viasystems Group, Inc. (a)	540,460	11,128
		31,861
Internet Software & Services - 0.2%
VeriSign, Inc.	194,300	6,235
IT Services - 0.4%
CACI International, Inc. Class A (a)	248,000	13,613
Office Electronics - 0.4%
Xerox Corp.	1,756,342	14,367
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,284,774	19,233
Freescale Semiconductor Holdings I Ltd.	365,800	4,825
Intel Corp.	454,981	11,165
Intersil Corp. Class A	1,460,387	17,481
Micron Technology, Inc. (a)	1,737,600	9,713
NXP Semiconductors NV (a)	275,200	4,945
ON Semiconductor Corp. (a)	12,669,015	95,904
		163,266
Software - 0.7%
Citrix Systems, Inc. (a)	285,499	20,793
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	108,800	$ 2,897
Nuance Communications, Inc. (a)	163,600	4,332
		28,022
TOTAL INFORMATION TECHNOLOGY		419,008
MATERIALS - 13.8%
Chemicals - 10.7%
Dow Chemical Co.	1,651,894	46,055
H.B. Fuller Co.	461,829	9,925
LyondellBasell Industries NV Class A	8,358,409	274,659
OMNOVA Solutions, Inc. (a)(f)	2,778,107	12,307
Phosphate Holdings, Inc. (a)	307,500	2,460
Solutia, Inc. (a)	657,600	10,686
W.R. Grace & Co. (a)	891,869	37,271
		393,363
Containers & Packaging - 1.6%
Rock-Tenn Co. Class A	977,123	57,836
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	526,100	23,785
Ormet Corp. (a)	330,000	2,145
Ormet Corp. (a)(j)	1,075,000	6,988
Teck Resources Ltd. Class B (sub. vtg.)	417,300	16,728
		49,646
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	518,300	8,552
TOTAL MATERIALS		509,397
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	771,680	27,209
UTILITIES - 4.8%
Independent Power Producers & Energy Traders - 4.8%
Calpine Corp. (a)	2,598,800	39,424
The AES Corp. (a)	12,253,924	137,489
		176,913
TOTAL COMMON STOCKS (Cost $3,373,722)		3,480,784
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	$ 3,607
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	439,013	9,202
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		12,809
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	34
7.125% 7/15/13 (d)	8,320	91
7.2% 1/15/11 (d)	22,980	250
8.25% 7/15/23 (d)	25,035	273
8.375% 7/15/33 (d)	50,210	547
8.8% 3/1/21 (d)	10,765	117
		1,312
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 9.75% 3/1/18 (g)	2,745	1,935
TOTAL CONSUMER DISCRETIONARY		3,247
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	4,507
TOTAL NONCONVERTIBLE BONDS (Cost $7,299)		7,754
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	10,990	9,479
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	$ 5,458	$ 3,759
TOTAL FLOATING RATE LOANS (Cost $14,165)		13,238
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	163,749,369	163,749
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,474,000	9,474
TOTAL MONEY MARKET FUNDS (Cost $173,223)		173,223
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,587,616)		3,687,808
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,647)
NET ASSETS - 100%		$ 3,679,161
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,935,000 or 0.1% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,992,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	110
Total	$ 155
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 21,182	$ -	$ 2,557	$ -	$ -
Gray Television, Inc.	9,152	-	-	-	7,156
OMNOVA Solutions, Inc.	18,584	110	-	-	12,307
Service Corp. International	160,784	4,160	-	768	157,811
Total	$ 209,702	$ 4,270	$ 2,557	$ 768	$ 177,274
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 749,939	$ 749,935	$ -	$ 4
Consumer Staples	91,931	88,324	-	3,607
Energy	558,441	558,441	-	-
Financials	254,180	254,180	-	-
Health Care	219,418	219,418	-	-
Industrials	487,157	487,157	-	-
Information Technology	419,008	419,008	-	-
Materials	509,397	509,397	-	-
Telecommunication Services	27,209	27,209	-	-
Utilities	176,913	176,913	-	-
Corporate Bonds	7,754	-	6,442	1,312
Floating Rate Loans	13,238	-	13,238	-
Money Market Funds	173,223	173,223	-	-
Total Investments in Securities:	$ 3,687,808	$ 3,663,205	$ 19,680	$ 4,923
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,985
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(506)
Cost of Purchases	-
Proceeds of Sales	(419)
Amortization/Accretion	863
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,923
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (506)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,587,728,000. Net unrealized appreciation aggregated $100,080,000, of which $641,600,000 related to appreciated investment securities and $541,520,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio -
OTC
Class K

October 31, 2011

1.809071.108

OTC-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.6%
Gentex Corp.	1,498,400	$ 45,132
Automobiles - 2.1%
Tesla Motors, Inc. (a)(d)	5,132,864	150,752
Volkswagen AG sponsored ADR	250,500	7,853
		158,605
Diversified Consumer Services - 0.0%
Coinstar, Inc. (a)	14,600	697
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	374,800	19,838
Bravo Brio Restaurant Group, Inc.	661,025	12,844
China Lodging Group Ltd. ADR (a)(d)	188,800	2,932
Dunkin' Brands Group, Inc. (a)	37,400	1,089
Las Vegas Sands Corp. (a)	42,200	1,981
Starbucks Corp.	2,502,400	105,952
Texas Roadhouse, Inc. Class A	1,286,200	18,431
Wynn Resorts Ltd.	4,700	624
		163,691
Household Durables - 1.7%
D.R. Horton, Inc.	2,440,400	27,162
iRobot Corp. (a)(d)(e)	1,989,645	67,369
Lennar Corp. Class A	221,900	3,670
PulteGroup, Inc. (a)	98,700	511
SodaStream International Ltd. (d)	228,258	7,779
Techtronic Industries Co. Ltd.	672,500	582
Toll Brothers, Inc. (a)	1,270,000	22,149
		129,222
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	1,228,196	262,232
ASOS PLC (a)	149,100	3,731
E-Commerce China Dangdang, Inc. ADR (d)	62,900	438
Ocado Group PLC (a)	3,183,671	4,795
Priceline.com, Inc. (a)	31,100	15,790
		286,986
Media - 6.0%
Comcast Corp. Class A	6,333,000	148,509
DIRECTV (a)	1,812,800	82,410
Discovery Communications, Inc. (a)	463,900	20,161
DISH Network Corp. Class A (a)	2,704,300	65,363
Focus Media Holding Ltd. ADR (a)	23,500	639
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)	4,490,093	$ 36,909
Pandora Media, Inc. (d)	1,336,900	21,123
Sirius XM Radio, Inc. (a)(d)	44,484,384	79,627
WPP PLC sponsored ADR (d)	11,900	617
		455,358
Specialty Retail - 0.0%
Francescas Holdings Corp. (a)	9,100	234
I.T Ltd.	722,000	450
Teavana Holdings, Inc. (a)(d)	10,300	235
		919
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC sponsored ADR	507,400	21,996
Deckers Outdoor Corp. (a)	8,000	922
lululemon athletica, Inc. (a)	1,482,546	83,734
Ralph Lauren Corp.	5,100	810
Steven Madden Ltd. (a)	34,950	1,290
Trinity Ltd.	700,000	634
		109,386
TOTAL CONSUMER DISCRETIONARY		1,349,996
CONSUMER STAPLES - 2.7%
Beverages - 0.0%
Hansen Natural Corp. (a)	8,700	775
Food & Staples Retailing - 0.0%
Droga Raia SA	37,000	525
Whole Foods Market, Inc.	10,900	786
		1,311
Food Products - 2.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	2,946,000	191,549
Tingyi (Cayman Islands) Holding Corp. ADR	11,100	623
Want Want China Holdings Ltd. ADR	217,500	10,191
		202,363
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)(d)	22,500	779
TOTAL CONSUMER STAPLES		205,228
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	61,400	$ 2,294
ION Geophysical Corp. (a)	2,479,100	18,891
National Oilwell Varco, Inc.	145,100	10,350
Transocean Ltd. (United States)	362,700	20,728
		52,263
Oil, Gas & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. (a)	550,800	13,241
Amyris, Inc. (a)(d)	1,928,928	39,543
Georesources, Inc. (a)(d)(e)	1,869,300	49,611
Petroleum Development Corp. (a)(e)	1,219,551	31,842
Solazyme, Inc.	1,000,269	10,173
		144,410
TOTAL ENERGY		196,673
FINANCIALS - 2.0%
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	300	33
WisdomTree Investments, Inc. (a)	285,920	2,133
		2,166
Commercial Banks - 0.7%
Associated Banc-Corp.	54,700	610
Fulton Financial Corp.	63,700	601
HDFC Bank Ltd. sponsored ADR	1,147,400	36,327
Huntington Bancshares, Inc.	114,900	595
National Penn Bancshares, Inc.	88,300	689
Popular, Inc. (a)	271,600	505
Standard Chartered PLC	26,500	620
SVB Financial Group (a)	19,800	910
Wells Fargo & Co.	215,200	5,576
Zions Bancorporation	62,600	1,087
		47,520
Diversified Financial Services - 1.3%
Citigroup, Inc.	1,424,560	45,002
CME Group, Inc.	181,600	50,042
Hong Kong Exchanges and Clearing Ltd.	34,800	590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	17,700	$ 615
NBH Holdings Corp. Class A (a)(f)	110,800	1,773
		98,022
TOTAL FINANCIALS		147,708
HEALTH CARE - 16.0%
Biotechnology - 7.1%
Achillion Pharmaceuticals, Inc. (a)	1,547,500	9,811
Alnylam Pharmaceuticals, Inc. (a)	69,600	565
Amarin Corp. PLC ADR (a)	5,055,361	47,520
Amgen, Inc.	1,261,200	72,229
Amylin Pharmaceuticals, Inc. (a)	976,939	11,254
Anthera Pharmaceuticals, Inc. (a)	1,934,500	12,361
ARIAD Pharmaceuticals, Inc. (a)	83,400	970
Biogen Idec, Inc. (a)	135,600	15,778
BioMarin Pharmaceutical, Inc. (a)	90,400	3,084
Cepheid, Inc. (a)	330,800	11,869
Dendreon Corp. (a)	20,836	228
Genomic Health, Inc. (a)	26,320	563
Human Genome Sciences, Inc. (a)	2,169,312	22,257
ImmunoGen, Inc. (a)	297,309	4,037
Inhibitex, Inc. (a)	179,200	697
InterMune, Inc. (a)	782,620	19,957
Ironwood Pharmaceuticals, Inc. Class A (a)	2,084,400	28,348
Isis Pharmaceuticals, Inc. (a)	80,849	670
NPS Pharmaceuticals, Inc. (a)	337,200	1,743
Pharmasset, Inc. (a)	342,600	24,119
Seattle Genetics, Inc. (a)	397,303	8,741
Targacept, Inc. (a)	216,749	3,815
Theravance, Inc. (a)	705,500	15,683
Vertex Pharmaceuticals, Inc. (a)	5,229,188	207,024
Vical, Inc. (a)(e)	3,623,900	10,835
		534,158
Health Care Equipment & Supplies - 0.5%
Endologix, Inc. (a)	93,600	1,019
Mako Surgical Corp. (a)(d)	966,463	37,161
Masimo Corp.	22,700	469
Zoll Medical Corp. (a)	38,200	1,444
		40,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.2%
Accretive Health, Inc. (a)(d)(e)	9,342,045	$ 222,434
Express Scripts, Inc. (a)	1,958,000	89,539
IPC The Hospitalist Co., Inc. (a)	174,948	7,336
		319,309
Health Care Technology - 0.4%
athenahealth, Inc. (a)	170,400	9,016
Merge Healthcare, Inc. (a)	2,791,055	18,421
SXC Health Solutions Corp. (a)	12,200	566
		28,003
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	43,083	601
Pharmaceuticals - 3.8%
Elan Corp. PLC sponsored ADR (a)	2,295,500	27,523
Endocyte, Inc.	706,700	6,862
Questcor Pharmaceuticals, Inc. (a)(e)	4,944,434	200,793
Shire PLC sponsored ADR	529,500	49,932
		285,110
TOTAL HEALTH CARE		1,207,274
INDUSTRIALS - 0.2%
Airlines - 0.1%
United Continental Holdings, Inc. (a)	350,000	6,762
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	49,384	1,053
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	182,200	9,556
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (a)	34,900	674
TOTAL INDUSTRIALS		18,045
INFORMATION TECHNOLOGY - 54.6%
Communications Equipment - 6.6%
Acme Packet, Inc. (a)	11,074	401
Aruba Networks, Inc. (a)(d)(e)	8,033,727	190,319
Brocade Communications Systems, Inc. (a)	7,856,300	34,411
Cisco Systems, Inc.	4,910,600	90,993
HTC Corp.	310,542	6,979
Meru Networks, Inc. (a)(d)	367,534	1,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	3,830,372	$ 63,316
QUALCOMM, Inc.	1,596,109	82,359
Riverbed Technology, Inc. (a)	1,000,703	27,599
		498,373
Computers & Peripherals - 13.2%
Apple, Inc. (a)	2,228,800	902,177
Catcher Technology Co. Ltd.	566,000	3,153
Fusion-io, Inc. (d)	568,160	17,624
SanDisk Corp. (a)	1,180,350	59,808
Silicon Graphics International Corp. (a)(d)	1,177,474	17,026
		999,788
Electronic Equipment & Components - 0.6%
Corning, Inc.	265,300	3,791
E Ink Holdings, Inc.	11,374,000	23,219
E Ink Holdings, Inc. GDR (a)(f)	35,700	740
IPG Photonics Corp. (a)	16,258	859
Maxwell Technologies, Inc. (a)	827,037	16,516
		45,125
Internet Software & Services - 14.5%
Active Network, Inc.	51,200	688
Baidu.com, Inc. sponsored ADR (a)	718,700	100,747
eBay, Inc. (a)	2,207,894	70,277
Facebook, Inc. Class B (g)	335,669	8,392
Google, Inc. Class A (a)	1,018,622	603,676
IntraLinks Holdings, Inc. (a)	746,586	6,488
LogMeIn, Inc. (a)	716,040	29,121
Mail.ru Group Ltd. GDR (a)(f)	11,300	389
Rackspace Hosting, Inc. (a)(d)(e)	6,541,334	270,746
Renren, Inc. ADR (d)	119,800	843
SINA Corp. (a)	16,000	1,301
Velti PLC (a)	356,351	3,000
		1,095,668
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	3,206,545	233,276
HiSoft Technology International Ltd. ADR (a)	1,478,580	18,305
MasterCard, Inc. Class A	7,300	2,535
ServiceSource International, Inc.	27,300	363
		254,479
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	356,400	$ 14,944
Cypress Semiconductor Corp.	32,550	622
Mellanox Technologies Ltd. (a)	1,524,151	49,322
Micron Technology, Inc. (a)	91,900	514
NVIDIA Corp. (a)	18,263,712	270,303
NXP Semiconductors NV (a)	3,585,689	64,435
Skyworks Solutions, Inc. (a)	549,400	10,884
Standard Microsystems Corp. (a)	29,100	721
Volterra Semiconductor Corp. (a)	1,206,500	28,594
		440,339
Software - 10.5%
Ariba, Inc. (a)	2,120,714	67,184
BMC Software, Inc. (a)	13,600	473
BroadSoft, Inc. (a)(d)	874,180	31,470
Citrix Systems, Inc. (a)	554,900	40,413
DemandTec, Inc. (a)	257,533	1,947
Fortinet, Inc. (a)	33,200	766
Gameloft (a)(d)(e)	7,479,787	41,716
Informatica Corp. (a)	24,400	1,110
Kingdee International Software Group Co. Ltd.	1,288,800	522
Magma Design Automation, Inc. (a)	245,314	1,295
Microsoft Corp.	5,391,965	143,588
MicroStrategy, Inc. Class A (a)	549,800	72,447
Oracle Corp.	3,846,300	126,043
QLIK Technologies, Inc. (a)	941,600	26,902
Rovi Corp. (a)	751,300	37,219
salesforce.com, Inc. (a)	4,400	586
Sourcefire, Inc. (a)(d)	914,300	25,189
SuccessFactors, Inc. (a)	2,319,700	61,936
Synchronoss Technologies, Inc. (a)(d)(e)	3,690,727	110,943
		791,749
TOTAL INFORMATION TECHNOLOGY		4,125,521
MATERIALS - 1.5%
Chemicals - 0.1%
Celanese Corp. Class A	13,300	579
CF Industries Holdings, Inc.	37,700	6,118
Innophos Holdings, Inc.	15,056	662
		7,359
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.4%
Fortescue Metals Group Ltd. ADR	336,800	$ 8,514
Randgold Resources Ltd. sponsored ADR	881,533	96,590
Royal Gold, Inc.	17,500	1,253
		106,357
TOTAL MATERIALS		113,716
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	20,502	169
Wireless Telecommunication Services - 1.0%
Clearwire Corp. Class A (a)(d)	3,463,334	6,650
NII Holdings, Inc. (a)	2,291,400	53,917
Sprint Nextel Corp. (a)	3,547,181	9,116
Vodafone Group PLC sponsored ADR	49,400	1,375
		71,058
TOTAL TELECOMMUNICATION SERVICES		71,227
TOTAL COMMON STOCKS (Cost $6,688,831)		7,435,388
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	201,175	11,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,068)		11,800
Money Market Funds - 8.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	152,940,140	$ 152,940
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	467,660,541	467,661
TOTAL MONEY MARKET FUNDS (Cost $620,601)		620,601
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $7,320,500)		8,067,789
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(517,502)
NET ASSETS - 100%		$ 7,550,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,902,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,392,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 8,394
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	3,941
Total	$ 3,958
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 225,437	$ 46,905	$ -	$ -	$ 222,434
Aruba Networks, Inc.	179,343	4,553	-	-	190,319
Gameloft	51,802	-	-	-	41,716
Georesources, Inc.	47,705	-	-	-	49,611
iRobot Corp.	57,960	9,102	-	-	67,369
Meru Networks, Inc.	8,324	3,822	7,055	-	-
Petroleum Development Corp.	44,294	-	-	-	31,842
Questcor Pharmaceuticals, Inc.	-	144,255	2,529	-	200,793
Rackspace Hosting, Inc.	228,165	33,276	-	-	270,746
Synchronoss Technologies, Inc.	94,771	13,907	-	-	110,943
Vical, Inc.	11,079	5,826	-	-	10,835
Total	$ 948,880	$ 261,646	$ 9,584	$ -	$ 1,196,608
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,361,796	$ 1,360,130	$ 1,666	$ -
Consumer Staples	205,228	205,228	-	-
Energy	196,673	196,673	-	-
Financials	147,708	145,345	590	1,773
Health Care	1,207,274	1,207,274	-	-
Industrials	18,045	18,045	-	-
Information Technology	4,125,521	4,083,256	33,873	8,392
Materials	113,716	113,716	-	-
Telecommunication Services	71,227	71,227	-	-
Money Market Funds	620,601	620,601	-	-
Total Investments in Securities:	$ 8,067,789	$ 8,021,495	$ 36,129	$ 10,165
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,386
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(221)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,165
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (221)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $7,406,521,000. Net unrealized appreciation aggregated $661,268,000, of which $1,137,344,000 related to appreciated investment securities and $476,076,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2011

1.809106.108

REI-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	70,700	$ 3,542,777
Household Durables - 0.8%
Standard Pacific Corp. (a)(f)	3,215,200	9,774,208
Stanley Martin Communities LLC Class B (a)	4,620	3,792,281
		13,566,489
TOTAL CONSUMER DISCRETIONARY		17,109,266
FINANCIALS - 22.0%
Capital Markets - 0.4%
HFF, Inc. (a)	610,514	6,715,654
Real Estate Investment Trusts - 21.4%
Acadia Realty Trust (SBI)	1,357,149	28,120,127
Alexandria Real Estate Equities, Inc.	55,200	3,648,168
American Assets Trust, Inc.	89,000	1,804,030
American Campus Communities, Inc.	110,400	4,297,872
American Capital Agency Corp.	128,500	3,535,035
Annaly Capital Management, Inc.	286,050	4,819,943
Anworth Mortgage Asset Corp.	819,010	5,282,615
Apartment Investment & Management Co. Class A	201,100	4,961,137
AvalonBay Communities, Inc.	17,525	2,342,917
Brandywine Realty Trust (SBI)	376,900	3,433,559
Canadian (REIT)	107,800	3,836,830
CapLease, Inc.	1,511,600	5,910,356
CBL & Associates Properties, Inc.	455,573	7,006,713
Cedar Shopping Centers, Inc.	232,800	854,376
Chartwell Seniors Housing (REIT) (f)	509,700	3,972,884
Chesapeake Lodging Trust	223,500	3,339,090
CommonWealth REIT	111,700	2,161,395
Coresite Realty Corp.	271,700	4,523,805
Cousins Properties, Inc.	419,500	2,751,920
Cys Investments, Inc. (f)	838,839	10,636,479
DCT Industrial Trust, Inc.	1,135,300	5,631,088
DiamondRock Hospitality Co.	588,900	5,329,545
Duke Realty LP	290,483	3,567,131
Dynex Capital, Inc. (f)	1,484,186	13,001,469
Education Realty Trust, Inc.	140,600	1,300,550
Equity Lifestyle Properties, Inc.	417,430	27,604,646
Equity Residential (SBI)	42,600	2,499,768
Excel Trust, Inc.	697,228	7,327,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	206,500	$ 4,509,711
HCP, Inc.	110,700	4,411,395
Healthcare Realty Trust, Inc.	206,300	3,897,007
Highwoods Properties, Inc. (SBI)	64,300	1,992,014
Hospitality Properties Trust (SBI)	106,400	2,556,792
Lexington Corporate Properties Trust (f)	1,215,300	9,552,258
LTC Properties, Inc.	339,113	9,617,245
MFA Financial, Inc.	4,072,542	27,489,659
Mid-America Apartment Communities, Inc.	53,900	3,363,360
Monmouth Real Estate Investment Corp. Class A	455,073	3,822,613
National Health Investors, Inc.	105,306	4,706,125
National Retail Properties, Inc.	114,100	3,109,225
Newcastle Investment Corp.	400,000	1,836,000
Omega Healthcare Investors, Inc. (f)	532,179	9,451,499
Pebblebrook Hotel Trust	210,482	4,005,472
Prologis, Inc.	682,587	20,313,789
RioCan (REIT)	83,800	2,125,999
Senior Housing Properties Trust (SBI)	175,600	3,940,464
Simon Property Group, Inc.	113,001	14,513,848
Stag Industrial, Inc.	382,692	4,110,112
Summit Hotel Properties, Inc.	673,500	5,435,145
Sunstone Hotel Investors, Inc. (a)	485,000	3,370,750
Two Harbors Investment Corp.	635,580	5,942,673
Ventas, Inc.	694,346	38,612,581
Weyerhaeuser Co.	505,229	9,084,017
Whitestone REIT Class B (f)	379,067	4,435,084
		379,706,151
Real Estate Management & Development - 0.2%
Brookfield Asset Management, Inc. Class A	118,900	3,439,912
TOTAL FINANCIALS		389,861,717
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	630,300	10,450,374
Capital Senior Living Corp. (a)	617,750	4,824,628
Emeritus Corp. (a)	334,393	5,922,100
		21,197,102
TOTAL COMMON STOCKS (Cost $385,815,245)		428,168,085
Preferred Stocks - 12.8%
	Shares	Value
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,190,938
CommonWealth REIT 6.50%	150,000	3,054,000
Excel Trust, Inc. 7.00% (g)	248,200	5,537,963
Health Care REIT, Inc. Series I, 6.50%	46,800	2,310,750
Lexington Corporate Properties Trust Series C 6.50%	347,551	14,412,940
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,641,600
		29,148,191
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (g)	27,500	699,875
TOTAL FINANCIALS		29,848,066
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	556,574
FINANCIALS - 11.1%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	428,250
Red Lion Hotels Capital Trust 9.50%	163,225	4,072,464
		4,500,714
Real Estate Investment Trusts - 10.8%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,717,880
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,518,192
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,842,928
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,439,800
Series U, 7.75%	150,773	3,778,371
Ashford Hospitality Trust, Inc. Series E, 9.00%	21,200	499,048
Brandywine Realty Trust Series C, 7.50%	37,615	939,623
CapLease, Inc. Series A, 8.125%	83,400	2,029,122
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	$ 3,614,712
7.375%	216,213	5,059,384
Cedar Shopping Centers, Inc. 8.875%	290,352	7,000,387
CenterPoint Properties Trust Series D, 5.377%	3,575	2,037,750
Cogdell Spencer, Inc. 8.50%	114,300	2,697,480
Corporate Office Properties Trust Series H, 7.50%	5,000	125,700
Cousins Properties, Inc. Series A, 7.75%	93,330	2,265,119
CubeSmart Series A, 7.75%	40,000	1,000,000
DDR Corp. Series I, 7.50%	23,733	567,219
Digital Realty Trust, Inc. Series E, 7.00%	40,000	1,004,400
Duke Realty LP:
8.375%	128,517	3,282,324
Series L, 6.60%	10,666	259,077
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	84,000
Equity Lifestyle Properties, Inc. 8.034%	885,479	22,331,780
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,016,000
First Potomac Realty Trust 7.75%	80,779	2,059,057
Glimcher Realty Trust Series G, 8.125%	171,111	4,132,331
Hersha Hospitality Trust Series B, 8.00%	96,060	2,218,986
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,285,880
Series C, 7.00%	58,500	1,413,360
Hudson Pacific Properties, Inc. 8.375%	263,800	6,766,470
Inland Real Estate Corp. Series A, 8.125%	223,500	5,531,625
Kimco Realty Corp. Series G, 7.75%	113,026	2,897,987
Kite Realty Group Trust 8.25%	96,100	2,330,425
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,274,317
Series G, 7.25%	114,485	2,712,150
Series H, 7.50%	100,000	2,405,000
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	531,080
Lexington Corporate Properties Trust Series B, 8.05%	40,300	990,171
Lexington Realty Trust 7.55%	23,800	547,400
MFA Financial, Inc. Series A, 8.50%	484,281	12,286,209
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,004,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp. Series B, 9.75%	34,530	$ 835,626
Parkway Properties, Inc. Series D, 8.00%	237,900	5,664,399
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	8,954,040
Series B, 8.00%	160,000	3,918,400
Prologis, Inc. Series Q, 8.54%	94,446	5,421,795
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	334,495
6.875%	50,000	1,263,000
7.20%	83,040	2,100,082
7.375%	100,610	2,529,335
Series P, 6.70%	36,000	896,400
Public Storage Series N, 7.00%	4,200	109,116
Regency Centers Corp.:
7.25%	10,500	262,815
Series C 7.45%	18,000	453,240
Saul Centers, Inc.:
8.00%	93,700	2,390,287
Series B (depositary shares) 9.00%	118,550	3,295,690
Stag Industrial, Inc. Series A, 9.00% (a)	280,000	6,944,000
Summit Hotel Properties, Inc. Series A, 9.25% (a)	120,000	2,952,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	152,200	3,424,500
UMH Properties, Inc. Series A, 8.25%	310,000	7,827,500
Vornado Realty Trust 6.75%	20,000	509,800
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,416,996
		190,346,397
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	1,463,290
TOTAL FINANCIALS		196,310,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,866,975
TOTAL PREFERRED STOCKS (Cost $237,013,227)		226,715,041
Corporate Bonds - 24.7%
		Principal Amount (e)	Value
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	$ 1,031,800
FINANCIALS - 3.2%
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust 3.75% 12/15/26		6,000,000	6,022,500
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,152,500
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	992,000
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,069,500
Inland Real Estate Corp. 4.625% 11/15/26		5,870,000	5,870,294
ProLogis LP:
1.875% 11/15/37		2,450,000	2,388,750
2.625% 5/15/38		1,500,000	1,485,000
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,782,000
			33,955,494
Real Estate Management & Development - 1.3%
Corporate Office Properties LP 4.25% 4/15/30 (g)		2,000,000	1,874,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	3,960,000
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,174,075
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	498,125
			23,512,263
TOTAL FINANCIALS			57,467,757
TOTAL CONVERTIBLE BONDS			58,499,557
Nonconvertible Bonds - 21.4%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	2,003,350
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)		1,195,000	1,102,388
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,802,000
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,050,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (g)		$ 325,000	$ 341,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,296,579	9,892,165
			16,191,153
Household Durables - 6.3%
KB Home:
5.75% 2/1/14		510,000	475,575
5.875% 1/15/15		5,000,000	4,475,000
6.25% 6/15/15		8,500,000	7,522,500
7.25% 6/15/18		2,840,000	2,385,600
9.1% 9/15/17		13,625,000	12,466,875
Lennar Corp.:
5.5% 9/1/14		1,000,000	972,500
5.6% 5/31/15		6,000,000	6,000,000
6.5% 4/15/16		4,000,000	3,860,000
6.95% 6/1/18		13,500,000	13,230,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	1,935,000
8.625% 11/15/18		16,880,000	15,023,200
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,400,000
7.15% 4/15/20		2,500,000	2,275,000
Ryland Group, Inc. 8.4% 5/15/17		4,310,000	4,223,800
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,150,000
8.375% 5/15/18		22,823,000	20,910,433
10.75% 9/15/16		8,415,000	8,709,525
			111,015,008
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,065,000	7,886,550
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,751,450
TOTAL CONSUMER DISCRETIONARY			137,844,161
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		$ 1,195,175	$ 1,344,572
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,620,000
			5,964,572
FINANCIALS - 12.1%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		10,820,000	11,090,500
Real Estate Investment Trusts - 7.0%
Camden Property Trust 5% 6/15/15		1,100,000	1,173,629
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,730,025
6.25% 6/15/14		5,005,000	5,365,380
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	505,850
5.5% 5/1/15		4,000,000	4,072,232
7.5% 4/1/17		6,000,000	6,501,900
7.5% 7/15/18		8,756,000	9,362,957
7.875% 9/1/20		4,637,000	5,032,327
9.625% 3/15/16		3,836,000	4,437,420
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,644,162
6.25% 12/15/14		4,081,000	4,347,216
6.25% 1/15/17		3,000,000	3,179,292
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,067,103
7.072% 6/8/15		1,500,000	1,636,557
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,050,570
6.2% 6/1/16		750,000	804,397
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		3,650,000	3,772,979
5.75% 1/15/21		2,000,000	2,002,068
6.5% 1/17/17		1,875,000	2,026,298
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	933,759
6.75% 2/15/13		610,000	624,170
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
7.875% 8/15/14		$ 1,000,000	$ 1,096,843
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,772,087
6.25% 8/15/16		1,500,000	1,589,807
6.5% 1/15/13		200,000	203,885
iStar Financial, Inc.:
5.875% 3/15/16		4,400,000	3,718,000
5.95% 10/15/13		6,330,000	5,507,100
6.05% 4/15/15		4,725,000	3,780,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	489,720
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		2,000,000	1,990,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,041,176
8.25% 7/1/12		1,300,000	1,336,993
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,141,438
7% 1/15/16		1,295,000	1,324,138
7.5% 2/15/20		1,000,000	1,060,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,883,821
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,000,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,071,916
7.625% 7/1/17		4,690,000	5,307,068
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,211,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,965,415
6.75% 4/15/20		2,000,000	2,161,952
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	526,848
5.25% 1/15/15		1,000,000	1,068,785
5.25% 1/15/16		4,000,000	4,298,340
			123,817,423
Real Estate Management & Development - 4.4%
AMB Property LP 5.9% 8/15/13		400,000	416,052
BioMed Realty LP 3.85% 4/15/16		2,000,000	1,969,350
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14		$ 6,750,000	$ 7,004,340
5.75% 4/1/12		1,000,000	1,010,058
7.5% 5/15/15		1,000,000	1,102,773
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,226,088
11.625% 6/15/17		1,500,000	1,728,750
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,545,939
6.25% 6/15/14		3,094,000	3,257,215
6.875% 8/15/12		1,000,000	1,023,402
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,591,535
Duke Realty LP 6.25% 5/15/13		750,000	789,094
Forest City Enterprises, Inc.:
6.5% 2/1/17		16,120,000	15,152,800
7.625% 6/1/15		4,180,000	4,159,100
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,974,028
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (g)		2,725,000	2,765,875
6.875% 11/1/14		500,000	506,250
9% 5/15/17		750,000	838,125
Post Apartment Homes LP:
5.45% 6/1/12		713,000	723,226
6.3% 6/1/13		2,000,000	2,097,620
Realogy Corp. 7.875% 2/15/19 (g)		3,535,000	3,128,475
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,853,812
5.875% 6/15/17		400,000	439,886
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,040,000
Ventas Realty LP Series 1, 6.5% 6/1/16		11,370,000	11,879,569
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,054,411
			77,277,773
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,496,251
TOTAL FINANCIALS			213,681,947
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 5,290,000	$ 5,118,075
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,660,000	13,420,950
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	2,979,900
			16,400,850
TOTAL HEALTH CARE			21,518,925
TOTAL NONCONVERTIBLE BONDS			379,009,605
TOTAL CORPORATE BONDS (Cost $429,982,383)			437,509,162
Asset-Backed Securities - 5.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,356,320
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6047% 3/23/19 (g)(h)		289,331	234,358
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7447% 3/20/50 (g)(h)		2,250,000	84,375
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,527,003	6,461,733
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,397,997	1,125,387
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,330,284	1,157,347
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (g)(h)		22,654,293	13,989,026
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	394,323
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,177,500
Class B2, 1.7128% 12/28/35 (g)(h)		1,575,000	1,023,750
Class D, 9% 12/28/35 (g)		501,103	115,254
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		$ 1,230,000	$ 1,039,350
Class D, 9% 6/28/38 (g)		997,000	697,900
Crest Ltd. Series 2002-IGA:
Class A, 0.8747% 7/28/17 (g)(h)		19,166	18,838
Class B, 1.7747% 7/28/35 (g)(h)		1,500,000	1,440,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,565,761
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,679,692
Series 1997-3 Class M1, 7.53% 3/15/28		7,686,439	6,190,374
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7447% 6/25/35 (h)(j)		1,259,000	62,024
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7947% 8/26/30 (g)(h)		761,339	106,587
Class E, 2.2447% 8/26/30 (g)(h)		1,497,723	44,932
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,263,201	471,759
Merit Securities Corp. Series 13 Class M1, 7.9186% 12/28/33 (h)		1,923,000	1,738,550
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	649,888
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		4,377,731	4,420,631
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		66,826	66,659
Class D, 5.194% 7/24/39 (g)		4,590,000	4,234,275
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		3,499,557	350
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,149,175
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	800,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		20,535,903	16,018,005
Class A1B, 0.6881% 9/25/26 (g)(h)		6,285,000	4,588,050
Class A2A, 0.5781% 9/25/26 (g)(h)		9,366,843	7,774,480
Class A2B, 0.6681% 9/25/26 (g)(h)		1,550,000	1,178,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class B, 0.7181% 9/25/26 (g)(h)		$ 890,000	$ 658,600
Class G, 1.7081% 9/25/26 (g)(h)		1,150,000	718,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		10,500,000	8,085,000
Class F, 2.2478% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $112,239,479)			101,583,503
Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.2%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4533% 3/15/22 (g)(h)		463,838	463,237
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4233% 6/15/22 (g)(h)		3,250,000	2,980,318
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		79,411	57,986
Series 2002-R2 Class 2B3, 4.0408% 7/25/33 (g)(h)		219,486	85,748
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		123,680	66,376
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		85,292	27
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,475,135	326,706
Class B3, 5.5% 11/25/33		233,990	17,509
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		165,287	6,289
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6183% 4/25/20 (g)(h)		3,200,000	2,934,964
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		4,500,000	4,276,252
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,170,552
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,600,811
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1929% 7/10/35 (g)(h)		412,008	301,837
Series 2005-A Class B6, 2.2429% 3/10/37 (g)(h)		1,569,395	219,715
Series 2005-B Class B6, 1.8429% 6/10/37 (g)(h)		872,465	43,623
Series 2005-D Class B6, 2.4933% 12/15/37 (g)(h)		443,739	887
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		58,446	49,828
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7429% 12/10/35 (g)(h)		389,564	158,514
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.4929% 2/10/36 (g)(h)		$ 414,702	$ 205,153
Series 2004-B Class B7, 4.2429% 2/10/36 (g)(h)		501,366	248,076
Series 2005-C Class B7, 3.3429% 9/10/37 (g)(h)		1,628,742	9,772
TOTAL PRIVATE SPONSOR			21,224,180
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		177,406	42,775
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6001% 2/25/42 (g)(h)		109,688	49,262
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		254,510	72,354
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5971% 6/25/43 (g)(h)		159,791	64,342
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.6269% 10/25/42 (g)(h)		69,878	25,147
TOTAL U.S. GOVERNMENT AGENCY			253,880
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,897,735)			21,478,060
Commercial Mortgage Securities - 20.3%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		6,021,248	5,799,214
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	1,914,957
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,586,248
Class B2, 7.525% 4/14/29		560,000	569,171
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,179,844
Series 2005-1 Class CJ, 5.1861% 11/10/42 (h)		3,580,000	3,508,790
Series 2005-6 Class AJ, 5.3671% 9/10/47 (h)		5,000,000	4,608,455
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.993% 11/15/15 (g)(h)		46,181,624	41,346,397
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2933% 3/15/22 (g)(h)		2,000,000	1,700,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1: - continued
Class K, 2.2433% 3/15/22 (g)(h)		$ 4,190,000	$ 3,268,200
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4522% 3/11/39 (h)		5,700,000	4,925,250
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7049% 4/12/38 (g)(h)		2,520,000	2,075,973
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		3,500,000	3,046,176
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3733% 12/15/20 (g)(h)		8,000,000	7,296,880
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,621,611	9,140,531
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		11,090,000	9,011,501
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,125,706
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8947% 3/25/17 (g)(h)		2,512,000	1,758,400
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4447% 3/25/17 (g)(h)		3,860,000	2,509,000
Class G, 7.2447% 3/25/17 (g)(h)		3,272,000	1,963,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (g)(h)		3,240,000	2,557,662
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	961,480
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4529% 6/10/31 (g)(h)		2,500,000	2,632,353
Series 2000-CKP1 Class B3, 7.9041% 11/10/33 (h)		2,970,000	2,920,250
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		2,500,000	2,426,427
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (h)(i)		14,360,000	2,483,364
Series KAIV Class X2, 3.6146% 6/25/46 (h)(i)		7,430,000	1,562,294
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	1,997,110
Class K, 6% 12/12/33 (g)		2,000,000	1,984,426
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(i)		12,206,096	1,964,657
Series K012 Class X3, 2.3656% 1/25/41 (h)(i)		21,072,888	2,915,615
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 12,569,192	$ 12,066,424
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	818,889
Series 2002-1A Class H, 7.3551% 12/10/35 (g)(h)		991,000	989,136
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,699,280	1,773,329
Class G, 6.75% 4/15/29 (h)		1,250,000	1,343,353
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		679,698	681,241
Class J, 6.974% 8/15/36		1,500,000	1,433,100
Series 2000-C1 Class K, 7% 3/15/33		1,100,000	743,422
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,034,491
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,039,094
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	879,122
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		1,400,000	1,374,589
Series 2010-C1:
Class D, 6.1418% 8/10/43 (g)(h)		4,000,000	3,233,540
Class E, 4% 8/10/43 (g)		3,000,000	1,710,600
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,000,000	8,464,500
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.475% 8/10/44 (g)(h)		9,000,000	7,238,147
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		6,500,000	6,367,621
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		4,000,000	3,581,670
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		4,500,000	3,698,960
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,749,880
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2005-FL1A Class A2, 0.4233% 2/15/19 (g)(h)		1,841,201	1,804,377
Series 2005-LDP5 Class AJ, 5.4931% 12/15/44 (h)		3,470,000	3,385,880
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,152,269	1,179,841
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,367,795	1,393,355
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JP Morgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C8:
Class H, 6% 7/15/31 (g)		$ 1,325,643	$ 412,933
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,038,274	3,057
Class X, 0.9168% 10/15/32 (g)(h)(i)		4,870,680	5,407
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.3139% 8/15/46 (g)(h)		7,500,000	6,619,252
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,020,156
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,962,313
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	7,262,416
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,858,526
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	8,744,319
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (h)		6,005,000	4,819,409
Class AM, 6.0868% 6/15/38 (h)		6,700,000	6,767,248
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.759% 6/25/43 (g)(h)		4,699,000	3,299,097
Series 2011-1 Class B, 5.759% 6/25/43 (g)(h)		5,720,000	5,090,742
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	502,190
Class G, 4.384% 7/12/37	CAD	355,000	243,420
Class H, 4.384% 7/12/37	CAD	236,000	156,909
Class J, 4.384% 7/12/37	CAD	355,000	228,909
Class K, 4.384% 7/12/37	CAD	355,000	222,050
Class L, 4.384% 7/12/37	CAD	236,000	143,222
Class M, 4.384% 7/12/37	CAD	995,000	459,227
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,966,605	1,735,464
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8546% 5/12/39 (h)		1,200,000	1,189,027
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	75
Class E, 7.983% 1/15/37 (g)		1,453,000	145
Class IO, 8.3572% 1/15/37 (h)(i)		5,160,214	309,613
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		$ 1,535,043	$ 1,535,043
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	7,838,077
Series 1997-RR Class F, 7.4% 4/30/39 (g)(h)		2,052,203	1,949,593
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,611,095	1,253,326
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	6,944,250
Series 2011-C2:
Class D, 5.4963% 6/15/44 (g)(h)		4,610,000	3,710,405
Class E, 5.4963% 6/15/44 (g)(h)		9,600,000	7,387,680
Class F, 5.4963% 6/15/44 (g)(h)		4,440,000	2,966,808
Class XB, 0.5401% 6/15/44 (g)(h)(i)		63,708,222	1,844,353
Series 2011-C3 Class D, 5.357% 7/15/49 (g)		7,400,000	5,737,102
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)		2,613,299	2,273,570
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,375,238	3,611,505
RBSCF Trust Series 2010-MB1 Class D, 4.8269% 4/15/24 (g)(h)		5,820,000	5,333,485
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	2,989,173
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,015,846
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,170,623
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.947% 8/15/39 (h)		2,080,000	1,962,680
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	9,711,685
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8183% 7/15/24 (g)(h)		1,200,000	516,769
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,341,156
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,962,196
Series 2004-C11:
Class D, 5.548% 1/15/41 (h)		5,177,000	4,764,300
Class E, 5.598% 1/15/41 (h)		3,785,000	3,246,383
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,750,000	2,580,881
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,221,636
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	3,961,492
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $370,464,859)			358,609,235
Floating Rate Loans - 4.1%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		$ 9,000,000	$ 8,842,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)		2,842,875	2,601,231
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)		1,978,327	1,918,977
TOTAL CONSUMER DISCRETIONARY			13,362,708
FINANCIALS - 2.2%
Diversified Financial Services - 0.7%
Capital Automotive LP term loan 5% 3/11/17 (h)		8,326,188	8,180,480
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		3,895,192	3,890,517
			12,070,997
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		1,366,264	1,359,433
Real Estate Management & Development - 1.4%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7423% 9/4/19 (h)		1,995,000	1,940,138
CityCenter term loan 8.75% 7/1/13 (h)		8,000,000	7,760,000
Equity Inns Reality LLC:
Tranche A, term loan 9% 11/2/12 (h)		2,000,000	1,670,000
Tranche B 2LN, term loan 6.05% 11/2/12 (h)		5,000,000	4,275,000
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)		618,745	580,073
Credit-Linked Deposit 4.4933% 10/10/16 (h)		210,312	184,549
term loan 4.5217% 10/10/16 (h)		1,249,372	1,096,324
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,425,000
Tranche B, term loan 3.2717% 10/10/13 (h)		5,221,181	4,894,857
			24,825,941
TOTAL FINANCIALS			38,256,371
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)		2,838,817	2,746,556
Floating Rate Loans - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 2.569% 7/25/14 (h)		$ 145,651	$ 140,918
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,729,471	3,515,027
			6,402,501
INDUSTRIALS - 0.6%
Construction & Engineering - 0.6%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)		11,969,283	10,712,509
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (h)		2,985,000	2,970,075
TOTAL FLOATING RATE LOANS (Cost $74,486,066)			71,704,164
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	427,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
TOTAL PREFERRED SECURITIES (Cost $3,378,185)		442,008
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	106,483,047	$ 106,483,047
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,481,323	29,481,323
TOTAL MONEY MARKET FUNDS (Cost $135,964,370)		135,964,370
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,776,241,549)		1,782,173,628
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,632,044)
NET ASSETS - 100%		$ 1,769,541,584
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $407,086,531 or 23.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,976,367 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,830,761
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 153,733
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 191,797
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7447% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,125
Fidelity Securities Lending Cash Central Fund	17,104
Total	$ 53,229
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,665,840	$ 13,873,559	$ -	$ 3,792,281
Financials	616,020,184	582,322,308	29,314,001	4,383,875
Health Care	21,197,102	21,197,102	-	-
Corporate Bonds	437,509,162	-	436,012,911	1,496,251
Asset-Backed Securities	101,583,503	-	33,004,928	68,578,575
Collateralized Mortgage Obligations	21,478,060	-	20,613,711	864,349
Commercial Mortgage Securities	358,609,235	-	323,015,867	35,593,368
Floating Rate Loans	71,704,164	-	55,101,664	16,602,500
Preferred Securities	442,008	-	-	442,008
Money Market Funds	135,964,370	135,964,370	-	-
Total Investments in Securities:	$ 1,782,173,628	$ 753,357,339	$ 897,063,082	$ 131,753,207
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	263,710
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,792,281
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ 263,710
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(557,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	(12)
Ending Balance	$ 4,383,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (557,000)
Corporate Bonds
Beginning Balance	$ 1,400,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(253,316)
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,496,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (2,853,316)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	427,619
Total Unrealized Gain (Loss)	(3,439,940)
Cost of Purchases	2,532,354
Proceeds of Sales	(3,129,120)
Amortization/Accretion	227,488
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(10,878,121)
Ending Balance	$ 68,578,575
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (3,439,940)
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	104,641
Cost of Purchases	-
Proceeds of Sales	(77,607)
Amortization/Accretion	(24,685)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 864,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ 104,641
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(161,638)
Total Unrealized Gain (Loss)	(992,843)
Cost of Purchases	-
Proceeds of Sales	(1,350,779)
Amortization/Accretion	(97,018)
Transfers in to Level 3	6,255,013
Transfers out of Level 3	-
Ending Balance	$ 35,593,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,235,835)
Floating Rate Loans
Beginning Balance	$ 16,984,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(385,290)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,990
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 16,602,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (385,290)
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(686)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	686
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 442,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (686)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,777,601,719. Net unrealized appreciation aggregated $4,571,909, of which $109,144,193 related to appreciated investment securities and $104,572,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Real Estate Income Fund
Class A
Class T
Class C
Institutional Class
October 31, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907555.102

REIA-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	70,700	$ 3,542,777
Household Durables - 0.8%
Standard Pacific Corp. (a)(f)	3,215,200	9,774,208
Stanley Martin Communities LLC Class B (a)	4,620	3,792,281
		13,566,489
TOTAL CONSUMER DISCRETIONARY		17,109,266
FINANCIALS - 22.0%
Capital Markets - 0.4%
HFF, Inc. (a)	610,514	6,715,654
Real Estate Investment Trusts - 21.4%
Acadia Realty Trust (SBI)	1,357,149	28,120,127
Alexandria Real Estate Equities, Inc.	55,200	3,648,168
American Assets Trust, Inc.	89,000	1,804,030
American Campus Communities, Inc.	110,400	4,297,872
American Capital Agency Corp.	128,500	3,535,035
Annaly Capital Management, Inc.	286,050	4,819,943
Anworth Mortgage Asset Corp.	819,010	5,282,615
Apartment Investment & Management Co. Class A	201,100	4,961,137
AvalonBay Communities, Inc.	17,525	2,342,917
Brandywine Realty Trust (SBI)	376,900	3,433,559
Canadian (REIT)	107,800	3,836,830
CapLease, Inc.	1,511,600	5,910,356
CBL & Associates Properties, Inc.	455,573	7,006,713
Cedar Shopping Centers, Inc.	232,800	854,376
Chartwell Seniors Housing (REIT) (f)	509,700	3,972,884
Chesapeake Lodging Trust	223,500	3,339,090
CommonWealth REIT	111,700	2,161,395
Coresite Realty Corp.	271,700	4,523,805
Cousins Properties, Inc.	419,500	2,751,920
Cys Investments, Inc. (f)	838,839	10,636,479
DCT Industrial Trust, Inc.	1,135,300	5,631,088
DiamondRock Hospitality Co.	588,900	5,329,545
Duke Realty LP	290,483	3,567,131
Dynex Capital, Inc. (f)	1,484,186	13,001,469
Education Realty Trust, Inc.	140,600	1,300,550
Equity Lifestyle Properties, Inc.	417,430	27,604,646
Equity Residential (SBI)	42,600	2,499,768
Excel Trust, Inc.	697,228	7,327,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	206,500	$ 4,509,711
HCP, Inc.	110,700	4,411,395
Healthcare Realty Trust, Inc.	206,300	3,897,007
Highwoods Properties, Inc. (SBI)	64,300	1,992,014
Hospitality Properties Trust (SBI)	106,400	2,556,792
Lexington Corporate Properties Trust (f)	1,215,300	9,552,258
LTC Properties, Inc.	339,113	9,617,245
MFA Financial, Inc.	4,072,542	27,489,659
Mid-America Apartment Communities, Inc.	53,900	3,363,360
Monmouth Real Estate Investment Corp. Class A	455,073	3,822,613
National Health Investors, Inc.	105,306	4,706,125
National Retail Properties, Inc.	114,100	3,109,225
Newcastle Investment Corp.	400,000	1,836,000
Omega Healthcare Investors, Inc. (f)	532,179	9,451,499
Pebblebrook Hotel Trust	210,482	4,005,472
Prologis, Inc.	682,587	20,313,789
RioCan (REIT)	83,800	2,125,999
Senior Housing Properties Trust (SBI)	175,600	3,940,464
Simon Property Group, Inc.	113,001	14,513,848
Stag Industrial, Inc.	382,692	4,110,112
Summit Hotel Properties, Inc.	673,500	5,435,145
Sunstone Hotel Investors, Inc. (a)	485,000	3,370,750
Two Harbors Investment Corp.	635,580	5,942,673
Ventas, Inc.	694,346	38,612,581
Weyerhaeuser Co.	505,229	9,084,017
Whitestone REIT Class B (f)	379,067	4,435,084
		379,706,151
Real Estate Management & Development - 0.2%
Brookfield Asset Management, Inc. Class A	118,900	3,439,912
TOTAL FINANCIALS		389,861,717
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	630,300	10,450,374
Capital Senior Living Corp. (a)	617,750	4,824,628
Emeritus Corp. (a)	334,393	5,922,100
		21,197,102
TOTAL COMMON STOCKS (Cost $385,815,245)		428,168,085
Preferred Stocks - 12.8%
	Shares	Value
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,190,938
CommonWealth REIT 6.50%	150,000	3,054,000
Excel Trust, Inc. 7.00% (g)	248,200	5,537,963
Health Care REIT, Inc. Series I, 6.50%	46,800	2,310,750
Lexington Corporate Properties Trust Series C 6.50%	347,551	14,412,940
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,641,600
		29,148,191
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (g)	27,500	699,875
TOTAL FINANCIALS		29,848,066
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	556,574
FINANCIALS - 11.1%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	428,250
Red Lion Hotels Capital Trust 9.50%	163,225	4,072,464
		4,500,714
Real Estate Investment Trusts - 10.8%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,717,880
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,518,192
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,842,928
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,439,800
Series U, 7.75%	150,773	3,778,371
Ashford Hospitality Trust, Inc. Series E, 9.00%	21,200	499,048
Brandywine Realty Trust Series C, 7.50%	37,615	939,623
CapLease, Inc. Series A, 8.125%	83,400	2,029,122
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	$ 3,614,712
7.375%	216,213	5,059,384
Cedar Shopping Centers, Inc. 8.875%	290,352	7,000,387
CenterPoint Properties Trust Series D, 5.377%	3,575	2,037,750
Cogdell Spencer, Inc. 8.50%	114,300	2,697,480
Corporate Office Properties Trust Series H, 7.50%	5,000	125,700
Cousins Properties, Inc. Series A, 7.75%	93,330	2,265,119
CubeSmart Series A, 7.75%	40,000	1,000,000
DDR Corp. Series I, 7.50%	23,733	567,219
Digital Realty Trust, Inc. Series E, 7.00%	40,000	1,004,400
Duke Realty LP:
8.375%	128,517	3,282,324
Series L, 6.60%	10,666	259,077
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	84,000
Equity Lifestyle Properties, Inc. 8.034%	885,479	22,331,780
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,016,000
First Potomac Realty Trust 7.75%	80,779	2,059,057
Glimcher Realty Trust Series G, 8.125%	171,111	4,132,331
Hersha Hospitality Trust Series B, 8.00%	96,060	2,218,986
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,285,880
Series C, 7.00%	58,500	1,413,360
Hudson Pacific Properties, Inc. 8.375%	263,800	6,766,470
Inland Real Estate Corp. Series A, 8.125%	223,500	5,531,625
Kimco Realty Corp. Series G, 7.75%	113,026	2,897,987
Kite Realty Group Trust 8.25%	96,100	2,330,425
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,274,317
Series G, 7.25%	114,485	2,712,150
Series H, 7.50%	100,000	2,405,000
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	531,080
Lexington Corporate Properties Trust Series B, 8.05%	40,300	990,171
Lexington Realty Trust 7.55%	23,800	547,400
MFA Financial, Inc. Series A, 8.50%	484,281	12,286,209
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,004,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp. Series B, 9.75%	34,530	$ 835,626
Parkway Properties, Inc. Series D, 8.00%	237,900	5,664,399
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	8,954,040
Series B, 8.00%	160,000	3,918,400
Prologis, Inc. Series Q, 8.54%	94,446	5,421,795
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	334,495
6.875%	50,000	1,263,000
7.20%	83,040	2,100,082
7.375%	100,610	2,529,335
Series P, 6.70%	36,000	896,400
Public Storage Series N, 7.00%	4,200	109,116
Regency Centers Corp.:
7.25%	10,500	262,815
Series C 7.45%	18,000	453,240
Saul Centers, Inc.:
8.00%	93,700	2,390,287
Series B (depositary shares) 9.00%	118,550	3,295,690
Stag Industrial, Inc. Series A, 9.00% (a)	280,000	6,944,000
Summit Hotel Properties, Inc. Series A, 9.25% (a)	120,000	2,952,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	152,200	3,424,500
UMH Properties, Inc. Series A, 8.25%	310,000	7,827,500
Vornado Realty Trust 6.75%	20,000	509,800
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,416,996
		190,346,397
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	1,463,290
TOTAL FINANCIALS		196,310,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,866,975
TOTAL PREFERRED STOCKS (Cost $237,013,227)		226,715,041
Corporate Bonds - 24.7%
		Principal Amount (e)	Value
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	$ 1,031,800
FINANCIALS - 3.2%
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust 3.75% 12/15/26		6,000,000	6,022,500
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,152,500
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	992,000
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,069,500
Inland Real Estate Corp. 4.625% 11/15/26		5,870,000	5,870,294
ProLogis LP:
1.875% 11/15/37		2,450,000	2,388,750
2.625% 5/15/38		1,500,000	1,485,000
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,782,000
			33,955,494
Real Estate Management & Development - 1.3%
Corporate Office Properties LP 4.25% 4/15/30 (g)		2,000,000	1,874,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	3,960,000
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,174,075
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	498,125
			23,512,263
TOTAL FINANCIALS			57,467,757
TOTAL CONVERTIBLE BONDS			58,499,557
Nonconvertible Bonds - 21.4%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	2,003,350
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)		1,195,000	1,102,388
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,802,000
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,050,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (g)		$ 325,000	$ 341,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,296,579	9,892,165
			16,191,153
Household Durables - 6.3%
KB Home:
5.75% 2/1/14		510,000	475,575
5.875% 1/15/15		5,000,000	4,475,000
6.25% 6/15/15		8,500,000	7,522,500
7.25% 6/15/18		2,840,000	2,385,600
9.1% 9/15/17		13,625,000	12,466,875
Lennar Corp.:
5.5% 9/1/14		1,000,000	972,500
5.6% 5/31/15		6,000,000	6,000,000
6.5% 4/15/16		4,000,000	3,860,000
6.95% 6/1/18		13,500,000	13,230,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	1,935,000
8.625% 11/15/18		16,880,000	15,023,200
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,400,000
7.15% 4/15/20		2,500,000	2,275,000
Ryland Group, Inc. 8.4% 5/15/17		4,310,000	4,223,800
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,150,000
8.375% 5/15/18		22,823,000	20,910,433
10.75% 9/15/16		8,415,000	8,709,525
			111,015,008
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,065,000	7,886,550
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,751,450
TOTAL CONSUMER DISCRETIONARY			137,844,161
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		$ 1,195,175	$ 1,344,572
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,620,000
			5,964,572
FINANCIALS - 12.1%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		10,820,000	11,090,500
Real Estate Investment Trusts - 7.0%
Camden Property Trust 5% 6/15/15		1,100,000	1,173,629
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,730,025
6.25% 6/15/14		5,005,000	5,365,380
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	505,850
5.5% 5/1/15		4,000,000	4,072,232
7.5% 4/1/17		6,000,000	6,501,900
7.5% 7/15/18		8,756,000	9,362,957
7.875% 9/1/20		4,637,000	5,032,327
9.625% 3/15/16		3,836,000	4,437,420
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,644,162
6.25% 12/15/14		4,081,000	4,347,216
6.25% 1/15/17		3,000,000	3,179,292
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,067,103
7.072% 6/8/15		1,500,000	1,636,557
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,050,570
6.2% 6/1/16		750,000	804,397
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		3,650,000	3,772,979
5.75% 1/15/21		2,000,000	2,002,068
6.5% 1/17/17		1,875,000	2,026,298
HMB Capital Trust V 3.9471% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	933,759
6.75% 2/15/13		610,000	624,170
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
7.875% 8/15/14		$ 1,000,000	$ 1,096,843
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,772,087
6.25% 8/15/16		1,500,000	1,589,807
6.5% 1/15/13		200,000	203,885
iStar Financial, Inc.:
5.875% 3/15/16		4,400,000	3,718,000
5.95% 10/15/13		6,330,000	5,507,100
6.05% 4/15/15		4,725,000	3,780,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	489,720
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		2,000,000	1,990,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,041,176
8.25% 7/1/12		1,300,000	1,336,993
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,141,438
7% 1/15/16		1,295,000	1,324,138
7.5% 2/15/20		1,000,000	1,060,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,883,821
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,000,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,071,916
7.625% 7/1/17		4,690,000	5,307,068
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,211,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,965,415
6.75% 4/15/20		2,000,000	2,161,952
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	526,848
5.25% 1/15/15		1,000,000	1,068,785
5.25% 1/15/16		4,000,000	4,298,340
			123,817,423
Real Estate Management & Development - 4.4%
AMB Property LP 5.9% 8/15/13		400,000	416,052
BioMed Realty LP 3.85% 4/15/16		2,000,000	1,969,350
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14		$ 6,750,000	$ 7,004,340
5.75% 4/1/12		1,000,000	1,010,058
7.5% 5/15/15		1,000,000	1,102,773
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,226,088
11.625% 6/15/17		1,500,000	1,728,750
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,545,939
6.25% 6/15/14		3,094,000	3,257,215
6.875% 8/15/12		1,000,000	1,023,402
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,591,535
Duke Realty LP 6.25% 5/15/13		750,000	789,094
Forest City Enterprises, Inc.:
6.5% 2/1/17		16,120,000	15,152,800
7.625% 6/1/15		4,180,000	4,159,100
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,974,028
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (g)		2,725,000	2,765,875
6.875% 11/1/14		500,000	506,250
9% 5/15/17		750,000	838,125
Post Apartment Homes LP:
5.45% 6/1/12		713,000	723,226
6.3% 6/1/13		2,000,000	2,097,620
Realogy Corp. 7.875% 2/15/19 (g)		3,535,000	3,128,475
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,853,812
5.875% 6/15/17		400,000	439,886
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,040,000
Ventas Realty LP Series 1, 6.5% 6/1/16		11,370,000	11,879,569
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,054,411
			77,277,773
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,496,251
TOTAL FINANCIALS			213,681,947
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 5,290,000	$ 5,118,075
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,660,000	13,420,950
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	2,979,900
			16,400,850
TOTAL HEALTH CARE			21,518,925
TOTAL NONCONVERTIBLE BONDS			379,009,605
TOTAL CORPORATE BONDS (Cost $429,982,383)			437,509,162
Asset-Backed Securities - 5.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,356,320
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6047% 3/23/19 (g)(h)		289,331	234,358
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7447% 3/20/50 (g)(h)		2,250,000	84,375
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,527,003	6,461,733
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		1,397,997	1,125,387
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,330,284	1,157,347
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (g)(h)		22,654,293	13,989,026
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	394,323
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,177,500
Class B2, 1.7128% 12/28/35 (g)(h)		1,575,000	1,023,750
Class D, 9% 12/28/35 (g)		501,103	115,254
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (g)(h)		$ 1,230,000	$ 1,039,350
Class D, 9% 6/28/38 (g)		997,000	697,900
Crest Ltd. Series 2002-IGA:
Class A, 0.8747% 7/28/17 (g)(h)		19,166	18,838
Class B, 1.7747% 7/28/35 (g)(h)		1,500,000	1,440,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,565,761
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.684% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,679,692
Series 1997-3 Class M1, 7.53% 3/15/28		7,686,439	6,190,374
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7447% 6/25/35 (h)(j)		1,259,000	62,024
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7947% 8/26/30 (g)(h)		761,339	106,587
Class E, 2.2447% 8/26/30 (g)(h)		1,497,723	44,932
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,263,201	471,759
Merit Securities Corp. Series 13 Class M1, 7.9186% 12/28/33 (h)		1,923,000	1,738,550
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	649,888
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		4,377,731	4,420,631
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		66,826	66,659
Class D, 5.194% 7/24/39 (g)		4,590,000	4,234,275
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9183% 2/5/36 (g)(h)		3,499,557	350
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,149,175
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	800,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (g)(h)		20,535,903	16,018,005
Class A1B, 0.6881% 9/25/26 (g)(h)		6,285,000	4,588,050
Class A2A, 0.5781% 9/25/26 (g)(h)		9,366,843	7,774,480
Class A2B, 0.6681% 9/25/26 (g)(h)		1,550,000	1,178,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class B, 0.7181% 9/25/26 (g)(h)		$ 890,000	$ 658,600
Class G, 1.7081% 9/25/26 (g)(h)		1,150,000	718,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (g)(h)		10,500,000	8,085,000
Class F, 2.2478% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $112,239,479)			101,583,503
Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.2%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4533% 3/15/22 (g)(h)		463,838	463,237
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4233% 6/15/22 (g)(h)		3,250,000	2,980,318
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		79,411	57,986
Series 2002-R2 Class 2B3, 4.0408% 7/25/33 (g)(h)		219,486	85,748
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		123,680	66,376
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		85,292	27
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,475,135	326,706
Class B3, 5.5% 11/25/33		233,990	17,509
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		165,287	6,289
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6183% 4/25/20 (g)(h)		3,200,000	2,934,964
Series 2010-K6 Class B, 5.5325% 12/25/46 (g)(h)		4,500,000	4,276,252
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,170,552
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,600,811
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1929% 7/10/35 (g)(h)		412,008	301,837
Series 2005-A Class B6, 2.2429% 3/10/37 (g)(h)		1,569,395	219,715
Series 2005-B Class B6, 1.8429% 6/10/37 (g)(h)		872,465	43,623
Series 2005-D Class B6, 2.4933% 12/15/37 (g)(h)		443,739	887
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		58,446	49,828
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7429% 12/10/35 (g)(h)		389,564	158,514
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.4929% 2/10/36 (g)(h)		$ 414,702	$ 205,153
Series 2004-B Class B7, 4.2429% 2/10/36 (g)(h)		501,366	248,076
Series 2005-C Class B7, 3.3429% 9/10/37 (g)(h)		1,628,742	9,772
TOTAL PRIVATE SPONSOR			21,224,180
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		177,406	42,775
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6001% 2/25/42 (g)(h)		109,688	49,262
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		254,510	72,354
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5971% 6/25/43 (g)(h)		159,791	64,342
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.6269% 10/25/42 (g)(h)		69,878	25,147
TOTAL U.S. GOVERNMENT AGENCY			253,880
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,897,735)			21,478,060
Commercial Mortgage Securities - 20.3%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		6,021,248	5,799,214
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	1,914,957
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,586,248
Class B2, 7.525% 4/14/29		560,000	569,171
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,179,844
Series 2005-1 Class CJ, 5.1861% 11/10/42 (h)		3,580,000	3,508,790
Series 2005-6 Class AJ, 5.3671% 9/10/47 (h)		5,000,000	4,608,455
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.993% 11/15/15 (g)(h)		46,181,624	41,346,397
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2933% 3/15/22 (g)(h)		2,000,000	1,700,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1: - continued
Class K, 2.2433% 3/15/22 (g)(h)		$ 4,190,000	$ 3,268,200
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4522% 3/11/39 (h)		5,700,000	4,925,250
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7049% 4/12/38 (g)(h)		2,520,000	2,075,973
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(h)		3,500,000	3,046,176
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3733% 12/15/20 (g)(h)		8,000,000	7,296,880
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,621,611	9,140,531
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		11,090,000	9,011,501
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,125,706
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8947% 3/25/17 (g)(h)		2,512,000	1,758,400
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4447% 3/25/17 (g)(h)		3,860,000	2,509,000
Class G, 7.2447% 3/25/17 (g)(h)		3,272,000	1,963,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (g)(h)		3,240,000	2,557,662
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	961,480
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4529% 6/10/31 (g)(h)		2,500,000	2,632,353
Series 2000-CKP1 Class B3, 7.9041% 11/10/33 (h)		2,970,000	2,920,250
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		2,500,000	2,426,427
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (h)(i)		14,360,000	2,483,364
Series KAIV Class X2, 3.6146% 6/25/46 (h)(i)		7,430,000	1,562,294
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	1,997,110
Class K, 6% 12/12/33 (g)		2,000,000	1,984,426
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(i)		12,206,096	1,964,657
Series K012 Class X3, 2.3656% 1/25/41 (h)(i)		21,072,888	2,915,615
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 12,569,192	$ 12,066,424
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	818,889
Series 2002-1A Class H, 7.3551% 12/10/35 (g)(h)		991,000	989,136
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,699,280	1,773,329
Class G, 6.75% 4/15/29 (h)		1,250,000	1,343,353
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		679,698	681,241
Class J, 6.974% 8/15/36		1,500,000	1,433,100
Series 2000-C1 Class K, 7% 3/15/33		1,100,000	743,422
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,034,491
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,039,094
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	879,122
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		1,400,000	1,374,589
Series 2010-C1:
Class D, 6.1418% 8/10/43 (g)(h)		4,000,000	3,233,540
Class E, 4% 8/10/43 (g)		3,000,000	1,710,600
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,000,000	8,464,500
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.475% 8/10/44 (g)(h)		9,000,000	7,238,147
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		6,500,000	6,367,621
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		4,000,000	3,581,670
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		4,500,000	3,698,960
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,749,880
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2005-FL1A Class A2, 0.4233% 2/15/19 (g)(h)		1,841,201	1,804,377
Series 2005-LDP5 Class AJ, 5.4931% 12/15/44 (h)		3,470,000	3,385,880
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,152,269	1,179,841
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,367,795	1,393,355
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JP Morgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C8:
Class H, 6% 7/15/31 (g)		$ 1,325,643	$ 412,933
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,038,274	3,057
Class X, 0.9168% 10/15/32 (g)(h)(i)		4,870,680	5,407
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.3139% 8/15/46 (g)(h)		7,500,000	6,619,252
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,020,156
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,962,313
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	7,262,416
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,858,526
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	8,744,319
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (h)		6,005,000	4,819,409
Class AM, 6.0868% 6/15/38 (h)		6,700,000	6,767,248
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.759% 6/25/43 (g)(h)		4,699,000	3,299,097
Series 2011-1 Class B, 5.759% 6/25/43 (g)(h)		5,720,000	5,090,742
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	502,190
Class G, 4.384% 7/12/37	CAD	355,000	243,420
Class H, 4.384% 7/12/37	CAD	236,000	156,909
Class J, 4.384% 7/12/37	CAD	355,000	228,909
Class K, 4.384% 7/12/37	CAD	355,000	222,050
Class L, 4.384% 7/12/37	CAD	236,000	143,222
Class M, 4.384% 7/12/37	CAD	995,000	459,227
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,966,605	1,735,464
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8546% 5/12/39 (h)		1,200,000	1,189,027
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	75
Class E, 7.983% 1/15/37 (g)		1,453,000	145
Class IO, 8.3572% 1/15/37 (h)(i)		5,160,214	309,613
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		$ 1,535,043	$ 1,535,043
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	7,838,077
Series 1997-RR Class F, 7.4% 4/30/39 (g)(h)		2,052,203	1,949,593
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,611,095	1,253,326
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	6,944,250
Series 2011-C2:
Class D, 5.4963% 6/15/44 (g)(h)		4,610,000	3,710,405
Class E, 5.4963% 6/15/44 (g)(h)		9,600,000	7,387,680
Class F, 5.4963% 6/15/44 (g)(h)		4,440,000	2,966,808
Class XB, 0.5401% 6/15/44 (g)(h)(i)		63,708,222	1,844,353
Series 2011-C3 Class D, 5.357% 7/15/49 (g)		7,400,000	5,737,102
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)		2,613,299	2,273,570
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,375,238	3,611,505
RBSCF Trust Series 2010-MB1 Class D, 4.8269% 4/15/24 (g)(h)		5,820,000	5,333,485
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	2,989,173
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,015,846
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,170,623
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.947% 8/15/39 (h)		2,080,000	1,962,680
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	9,711,685
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8183% 7/15/24 (g)(h)		1,200,000	516,769
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,341,156
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,962,196
Series 2004-C11:
Class D, 5.548% 1/15/41 (h)		5,177,000	4,764,300
Class E, 5.598% 1/15/41 (h)		3,785,000	3,246,383
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		2,750,000	2,580,881
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,221,636
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	3,961,492
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $370,464,859)			358,609,235
Floating Rate Loans - 4.1%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		$ 9,000,000	$ 8,842,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)		2,842,875	2,601,231
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.33% 10/27/13 (h)		1,978,327	1,918,977
TOTAL CONSUMER DISCRETIONARY			13,362,708
FINANCIALS - 2.2%
Diversified Financial Services - 0.7%
Capital Automotive LP term loan 5% 3/11/17 (h)		8,326,188	8,180,480
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		3,895,192	3,890,517
			12,070,997
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		1,366,264	1,359,433
Real Estate Management & Development - 1.4%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7423% 9/4/19 (h)		1,995,000	1,940,138
CityCenter term loan 8.75% 7/1/13 (h)		8,000,000	7,760,000
Equity Inns Reality LLC:
Tranche A, term loan 9% 11/2/12 (h)		2,000,000	1,670,000
Tranche B 2LN, term loan 6.05% 11/2/12 (h)		5,000,000	4,275,000
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)		618,745	580,073
Credit-Linked Deposit 4.4933% 10/10/16 (h)		210,312	184,549
term loan 4.5217% 10/10/16 (h)		1,249,372	1,096,324
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,425,000
Tranche B, term loan 3.2717% 10/10/13 (h)		5,221,181	4,894,857
			24,825,941
TOTAL FINANCIALS			38,256,371
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche B, term loan 2.569% 7/25/14 (h)		2,838,817	2,746,556
Floating Rate Loans - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 2.569% 7/25/14 (h)		$ 145,651	$ 140,918
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,729,471	3,515,027
			6,402,501
INDUSTRIALS - 0.6%
Construction & Engineering - 0.6%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)		11,969,283	10,712,509
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (h)		2,985,000	2,970,075
TOTAL FLOATING RATE LOANS (Cost $74,486,066)			71,704,164
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	427,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
TOTAL PREFERRED SECURITIES (Cost $3,378,185)		442,008
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	106,483,047	$ 106,483,047
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,481,323	29,481,323
TOTAL MONEY MARKET FUNDS (Cost $135,964,370)		135,964,370
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,776,241,549)		1,782,173,628
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,632,044)
NET ASSETS - 100%		$ 1,769,541,584
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $407,086,531 or 23.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,976,367 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,830,761
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 153,733
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 191,797
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7447% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,125
Fidelity Securities Lending Cash Central Fund	17,104
Total	$ 53,229
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,665,840	$ 13,873,559	$ -	$ 3,792,281
Financials	616,020,184	582,322,308	29,314,001	4,383,875
Health Care	21,197,102	21,197,102	-	-
Corporate Bonds	437,509,162	-	436,012,911	1,496,251
Asset-Backed Securities	101,583,503	-	33,004,928	68,578,575
Collateralized Mortgage Obligations	21,478,060	-	20,613,711	864,349
Commercial Mortgage Securities	358,609,235	-	323,015,867	35,593,368
Floating Rate Loans	71,704,164	-	55,101,664	16,602,500
Preferred Securities	442,008	-	-	442,008
Money Market Funds	135,964,370	135,964,370	-	-
Total Investments in Securities:	$ 1,782,173,628	$ 753,357,339	$ 897,063,082	$ 131,753,207
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	263,710
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,792,281
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ 263,710
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(557,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	(12)
Ending Balance	$ 4,383,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (557,000)
Corporate Bonds
Beginning Balance	$ 1,400,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(253,316)
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,496,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (2,853,316)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	427,619
Total Unrealized Gain (Loss)	(3,439,940)
Cost of Purchases	2,532,354
Proceeds of Sales	(3,129,120)
Amortization/Accretion	227,488
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(10,878,121)
Ending Balance	$ 68,578,575
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (3,439,940)
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	104,641
Cost of Purchases	-
Proceeds of Sales	(77,607)
Amortization/Accretion	(24,685)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 864,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ 104,641
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(161,638)
Total Unrealized Gain (Loss)	(992,843)
Cost of Purchases	-
Proceeds of Sales	(1,350,779)
Amortization/Accretion	(97,018)
Transfers in to Level 3	6,255,013
Transfers out of Level 3	-
Ending Balance	$ 35,593,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,235,835)
Floating Rate Loans
Beginning Balance	$ 16,984,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(385,290)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,990
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 16,602,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (385,290)
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(686)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	686
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 442,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (686)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,777,601,719. Net unrealized appreciation aggregated $4,571,909, of which $109,144,193 related to appreciated investment securities and $104,572,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

October 31, 2011

1.858552.105

SMO-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.9%
Tenneco, Inc. (a)	485,186	$ 15,875,286
Hotels, Restaurants & Leisure - 1.5%
Cracker Barrel Old Country Store, Inc.	163,612	6,935,513
Vail Resorts, Inc. (d)	167,559	7,466,429
WMS Industries, Inc. (a)	165,200	3,619,532
Wyndham Worldwide Corp.	294,300	9,909,081
		27,930,555
Household Durables - 2.3%
iRobot Corp. (a)	332,383	11,254,488
La-Z-Boy, Inc. (a)	588,090	5,974,994
Meritage Homes Corp. (a)	431,700	7,662,675
Tempur-Pedic International, Inc. (a)	243,206	16,552,600
		41,444,757
Media - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	483,900	8,148,879
Multiline Retail - 0.5%
Dollarama, Inc.	243,066	9,148,655
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	417,580	12,068,062
Body Central Corp.	236,637	4,969,377
Cabela's, Inc. Class A (a)	558,138	13,908,799
DSW, Inc. Class A	303,458	15,882,992
Fourlis Holdings SA (a)	556,700	2,403,701
GameStop Corp. Class A (a)	389,800	9,967,186
Shoe Carnival, Inc. (a)	497,414	13,574,428
Signet Jewelers Ltd.	316,600	13,648,626
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	205,308	13,815,175
		100,238,346
Textiles, Apparel & Luxury Goods - 2.7%
Deckers Outdoor Corp. (a)	99,233	11,435,611
G-III Apparel Group Ltd. (a)	485,300	13,680,607
PVH Corp.	175,300	13,044,073
Vera Bradley, Inc. (d)	246,898	11,184,479
		49,344,770
TOTAL CONSUMER DISCRETIONARY		252,131,248
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Hansen Natural Corp. (a)	88,400	$ 7,875,556
Primo Water Corp. (d)	439,700	2,673,376
		10,548,932
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	127,729	6,328,972
Crumbs Bake Shop, Inc. (a)	99,215	525,840
United Natural Foods, Inc. (a)	121,555	4,437,973
		11,292,785
Food Products - 0.8%
Chiquita Brands International, Inc. (a)	297,330	2,640,290
Diamond Foods, Inc. (d)	51,600	3,392,700
Green Mountain Coffee Roasters, Inc. (a)	142,800	9,284,856
		15,317,846
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)	289,584	9,926,940
TOTAL CONSUMER STAPLES		47,086,503
ENERGY - 6.6%
Energy Equipment & Services - 1.4%
Newpark Resources, Inc. (a)	1,135,528	10,140,265
Superior Energy Services, Inc. (a)	355,600	9,999,472
Willbros Group, Inc. (a)	1,184,518	6,029,197
		26,168,934
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners, LP	415,529	14,460,409
Berry Petroleum Co. Class A	327,700	11,322,035
Cloud Peak Energy, Inc. (a)	631,900	14,502,105
Energen Corp.	69,938	3,431,158
Petroleum Development Corp. (a)	412,129	10,760,688
SM Energy Co.	229,807	19,053,298
Targa Resources Corp.	311,100	10,496,514
Whiting Petroleum Corp. (a)	227,670	10,598,039
		94,624,246
TOTAL ENERGY		120,793,180
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.0%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	75,100	$ 6,955,011
Duff & Phelps Corp. Class A	1,113,477	14,130,023
Knight Capital Group, Inc. Class A (a)	1,003,185	12,529,781
Waddell & Reed Financial, Inc. Class A	335,341	9,299,006
		42,913,821
Commercial Banks - 5.1%
Associated Banc-Corp.	1,106,728	12,340,017
CapitalSource, Inc.	3,444,724	21,908,445
Cathay General Bancorp	607,724	8,502,059
City National Corp.	268,800	11,402,496
Nara Bancorp, Inc. (a)	612,100	5,190,608
National Penn Bancshares, Inc.	2,861,700	22,321,260
PacWest Bancorp	684,939	12,082,324
		93,747,209
Insurance - 3.6%
Alterra Capital Holdings Ltd.	706,811	15,323,662
Amerisafe, Inc. (a)	818,100	17,630,055
Endurance Specialty Holdings Ltd.	319,300	11,877,960
ProAssurance Corp.	283,076	21,669,468
		66,501,145
Real Estate Investment Trusts - 8.0%
American Assets Trust, Inc.	1,063,100	21,549,037
Franklin Street Properties Corp.	1,474,900	18,731,230
Glimcher Realty Trust	2,784,905	25,509,730
Highwoods Properties, Inc. (SBI)	634,200	19,647,516
Home Properties, Inc.	391,549	23,062,236
National Retail Properties, Inc. (d)	800,700	21,819,075
Ramco-Gershenson Properties Trust (SBI)	1,599,150	15,431,798
		145,750,622
Thrifts & Mortgage Finance - 0.9%
Washington Federal, Inc.	584,694	7,981,073
WSFS Financial Corp.	218,759	8,695,670
		16,676,743
TOTAL FINANCIALS		365,589,540
HEALTH CARE - 10.4%
Biotechnology - 2.4%
Achillion Pharmaceuticals, Inc. (a)	588,816	3,733,093
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ardea Biosciences, Inc. (a)	194,301	$ 3,868,533
ARIAD Pharmaceuticals, Inc. (a)	562,123	6,537,490
ArQule, Inc. (a)	492,442	2,861,088
BioMarin Pharmaceutical, Inc. (a)	132,994	4,536,425
Chelsea Therapeutics International Ltd. (a)	698,599	3,164,653
Dynavax Technologies Corp. (a)	1,663,159	4,523,792
Infinity Pharmaceuticals, Inc. (a)(d)	323,327	2,447,585
Pharmasset, Inc. (a)	66,066	4,651,046
Targacept, Inc. (a)	154,378	2,717,053
Telik, Inc. (a)	1,198,957	323,718
Theravance, Inc. (a)	194,319	4,319,711
		43,684,187
Health Care Equipment & Supplies - 1.6%
Analogic Corp.	177,305	9,588,654
Cerus Corp. (a)(d)	564,579	1,507,426
Conceptus, Inc. (a)	211,686	2,438,623
Endologix, Inc. (a)	366,020	3,985,958
Sirona Dental Systems, Inc. (a)	180,600	8,650,740
Uroplasty, Inc. (a)(d)	734,391	3,312,103
		29,483,504
Health Care Providers & Services - 4.5%
Air Methods Corp. (a)	125,777	10,165,297
Catalyst Health Solutions, Inc. (a)	97,199	5,343,029
Centene Corp. (a)	137,747	4,841,807
Corvel Corp. (a)	143,734	7,412,362
HealthSpring, Inc. (a)	284,100	15,324,354
Humana, Inc.	110,172	9,352,501
MEDNAX, Inc. (a)	141,825	9,332,085
Omnicare, Inc.	169,093	5,042,353
PSS World Medical, Inc. (a)	414,369	9,219,710
Wellcare Health Plans, Inc. (a)	140,375	6,879,779
		82,913,277
Health Care Technology - 0.7%
Epocrates, Inc. (a)	687,310	5,979,597
Omnicell, Inc. (a)	473,784	7,083,071
		13,062,668
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
eResearchTechnology, Inc. (a)	858,769	$ 4,388,310
Sequenom, Inc. (a)	18,319	91,045
		4,479,355
Pharmaceuticals - 0.9%
Cardiome Pharma Corp. (a)	424,143	1,404,095
Columbia Laboratories, Inc. (a)(d)	730,232	1,847,487
Endocyte, Inc. (d)	186,900	1,814,799
Questcor Pharmaceuticals, Inc. (a)	187,810	7,626,964
XenoPort, Inc. (a)	552,700	3,371,470
		16,064,815
TOTAL HEALTH CARE		189,687,806
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	103,600	6,017,088
Teledyne Technologies, Inc. (a)	371,449	20,232,827
		26,249,915
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	534,300	7,806,123
Building Products - 1.6%
A.O. Smith Corp.	184,261	6,847,139
AAON, Inc.	496,850	10,518,315
Armstrong World Industries, Inc.	264,974	11,285,243
		28,650,697
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc.	961,491	4,192,101
Sykes Enterprises, Inc. (a)	576,298	9,180,427
United Stationers, Inc.	398,800	12,685,828
		26,058,356
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	407,528	8,688,497
Shaw Group, Inc. (a)	341,313	7,938,940
		16,627,437
Electrical Equipment - 1.3%
General Cable Corp. (a)	490,685	13,758,807
GrafTech International Ltd. (a)	668,503	10,502,182
		24,260,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	228,900	$ 9,549,708
Machinery - 3.1%
Actuant Corp. Class A	477,431	10,742,198
Altra Holdings, Inc. (a)	450,023	6,615,338
CLARCOR, Inc.	307,686	14,916,617
Greenbrier Companies, Inc. (a)	341,470	6,354,757
TriMas Corp. (a)	355,708	6,932,749
Wabtec Corp.	152,154	10,221,706
		55,783,365
Professional Services - 2.4%
Advisory Board Co. (a)	197,195	12,078,194
Equifax, Inc.	319,600	11,233,940
Manpower, Inc.	104,500	4,508,130
Stantec, Inc. (a)	371,300	9,129,320
Towers Watson & Co.	102,000	6,701,400
		43,650,984
Trading Companies & Distributors - 1.3%
Interline Brands, Inc. (a)	570,893	8,506,306
Watsco, Inc. (d)	254,677	15,703,384
		24,209,690
TOTAL INDUSTRIALS		262,847,264
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc. (a)	4,020,842	17,611,288
DG FastChannel, Inc. (a)(d)	371,615	6,926,904
Ixia (a)	1,133,708	12,844,912
NETGEAR, Inc. (a)	180,213	6,390,353
Oclaro, Inc. (a)(d)	1,124,416	4,621,350
		48,394,807
Computers & Peripherals - 3.5%
NCR Corp. (a)	561,900	10,698,576
Quantum Corp. (a)	7,477,473	19,516,205
Super Micro Computer, Inc. (a)	1,004,802	16,076,832
Synaptics, Inc. (a)(d)	492,772	16,650,766
		62,942,379
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
DDi Corp.	131,731	$ 1,210,608
Fabrinet (a)	825,139	10,231,724
		11,442,332
Internet Software & Services - 3.1%
Constant Contact, Inc. (a)(d)	313,789	6,351,089
InfoSpace, Inc. (a)	488,699	4,281,003
Rackspace Hosting, Inc. (a)	293,399	12,143,785
Travelzoo, Inc. (a)(d)	278,958	8,887,602
VeriSign, Inc.	384,899	12,351,409
Web.com, Inc. (a)(d)	1,299,218	12,550,446
		56,565,334
IT Services - 1.4%
Camelot Information Systems, Inc. ADR (a)(d)	719,396	2,345,231
Cardtronics, Inc. (a)	502,212	12,520,145
Euronet Worldwide, Inc. (a)	331,295	6,417,184
HiSoft Technology International Ltd. ADR (a)(d)	386,924	4,790,119
		26,072,679
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	589,261	3,435,392
Cymer, Inc. (a)	113,500	4,931,575
Entegris, Inc. (a)	602,430	5,397,773
Marvell Technology Group Ltd. (a)	653,856	9,147,445
Micron Technology, Inc. (a)	1,071,888	5,991,854
ON Semiconductor Corp. (a)	633,432	4,795,080
RF Micro Devices, Inc. (a)	1,467,100	10,768,514
Spansion, Inc. Class A (a)	96,900	997,101
TriQuint Semiconductor, Inc. (a)	762,306	4,055,468
		49,520,202
Software - 4.6%
Aspen Technology, Inc. (a)	410,473	7,117,602
BroadSoft, Inc. (a)(d)	197,496	7,109,856
JDA Software Group, Inc. (a)	344,353	10,974,530
Kenexa Corp. (a)	325,145	7,436,066
Magma Design Automation, Inc. (a)	827,729	4,370,409
Micro Focus International PLC	1,918,807	10,479,463
Nuance Communications, Inc. (a)	216,200	5,724,976
Parametric Technology Corp. (a)	746,530	15,550,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	163,865	$ 4,729,144
Synchronoss Technologies, Inc. (a)	340,144	10,224,729
		83,716,995
TOTAL INFORMATION TECHNOLOGY		338,654,728
MATERIALS - 4.4%
Chemicals - 1.1%
Cabot Corp.	318,000	9,597,240
Rockwood Holdings, Inc. (a)	249,550	11,489,282
		21,086,522
Containers & Packaging - 1.0%
Aptargroup, Inc.	154,800	7,425,756
Rock-Tenn Co. Class A	178,500	10,565,415
		17,991,171
Metals & Mining - 2.3%
Carpenter Technology Corp.	254,287	14,423,159
Coeur d'Alene Mines Corp. (a)	396,700	10,143,619
Compass Minerals International, Inc.	149,500	11,372,465
HudBay Minerals, Inc.	568,900	6,232,019
		42,171,262
TOTAL MATERIALS		81,248,955
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
AboveNet, Inc.	59,788	3,548,418
VocalTec Communications Ltd. (a)(d)	51,517	1,272,470
		4,820,888
Wireless Telecommunication Services - 0.8%
Clearwire Corp. Class A (a)(d)	6,617,905	12,706,378
NII Holdings, Inc. (a)	85,157	2,003,744
		14,710,122
TOTAL TELECOMMUNICATION SERVICES		19,531,010
UTILITIES - 3.2%
Electric Utilities - 1.7%
Cleco Corp.	287,200	10,589,064
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Empire District Electric Co.	239,697	$ 4,786,749
Great Plains Energy, Inc.	338,800	7,026,712
IDACORP, Inc.	217,793	8,794,481
		31,197,006
Gas Utilities - 1.1%
Northwest Natural Gas Co. (d)	218,581	10,212,104
Piedmont Natural Gas Co., Inc. (d)	290,022	9,480,819
		19,692,923
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	217,000	7,475,650
TOTAL UTILITIES		58,365,579
TOTAL COMMON STOCKS (Cost $1,545,725,433)		1,735,935,813
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $2,665,600)	380,800	2,665,600
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/3/11 to 12/15/11 (e) (Cost $2,849,992)	$ 2,850,000	2,849,980
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	75,665,061	$ 75,665,061
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,288,804	41,288,804
TOTAL MONEY MARKET FUNDS (Cost $116,953,865)		116,953,865
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,668,194,890)		1,858,405,258
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(33,450,318)
NET ASSETS - 100%		$ 1,824,954,940
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
132 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	$ 9,758,760	$ 679,495
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,985.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,665,600 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,665,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,600
Fidelity Securities Lending Cash Central Fund	670,858
Total	$ 692,458
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 3,020,000	$ -	$ 2,360,204	$ -	$ -
Total	$ 3,020,000	$ -	$ 2,360,204	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 252,131,248	$ 252,131,248	$ -	$ -
Consumer Staples	47,086,503	47,086,503	-	-
Energy	120,793,180	120,793,180	-	-
Financials	365,589,540	365,589,540	-	-
Health Care	192,353,406	189,687,806	-	2,665,600
Industrials	262,847,264	262,847,264	-	-
Information Technology	338,654,728	338,654,728	-	-
Materials	81,248,955	81,248,955	-	-
Telecommunication Services	19,531,010	19,531,010	-	-
Utilities	58,365,579	58,365,579	-	-
U.S. Government and Government Agency Obligations	2,849,980	-	2,849,980	-
Money Market Funds	116,953,865	116,953,865	-	-
Total Investments in Securities:	$ 1,858,405,258	$ 1,852,889,678	$ 2,849,980	$ 2,665,600
Derivative Instruments:
Assets
Futures Contracts	$ 679,495	$ 679,495	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,665,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,665,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,669,170,435. Net unrealized appreciation aggregated $189,234,823, of which $339,093,305 related to appreciated investment securities and $149,858,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2011

1.823237.107

SCP-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 2.1%
Modine Manufacturing Co. (a)	1,544,000	$ 16,320,080
Tenneco, Inc. (a)	603,000	19,730,160
		36,050,240
Diversified Consumer Services - 0.7%
Steiner Leisure Ltd. (a)	262,768	12,660,162
Hotels, Restaurants & Leisure - 0.7%
Texas Roadhouse, Inc. Class A	825,000	11,822,250
Household Durables - 1.5%
Skullcandy, Inc. (a)(d)	270,000	4,252,500
Tempur-Pedic International, Inc. (a)	304,000	20,690,240
		24,942,740
Internet & Catalog Retail - 0.5%
Start Today Co. Ltd.	400,000	8,462,775
Multiline Retail - 1.5%
Dollarama, Inc.	374,900	14,110,697
Marisa Lojas SA	856,600	11,822,397
		25,933,094
Specialty Retail - 5.4%
Delticom AG	91,409	10,221,274
DSW, Inc. Class A	191,800	10,038,812
Sally Beauty Holdings, Inc. (a)	886,000	17,002,340
Signet Jewelers Ltd.	457,400	19,718,514
SuperGroup PLC (a)(d)	710,000	7,124,969
Tom Tailor Holding AG (a)	14,834	231,565
Tractor Supply Co.	208,000	14,755,520
Vitamin Shoppe, Inc. (a)	349,000	13,160,790
		92,253,784
Textiles, Apparel & Luxury Goods - 3.0%
PVH Corp.	282,559	21,025,215
Steven Madden Ltd. (a)	527,500	19,464,750
Ted Baker PLC	941,073	11,672,357
		52,162,322
TOTAL CONSUMER DISCRETIONARY		264,287,367
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.4%
Chefs' Warehouse Holdings (a)	715,000	$ 10,217,350
Fresh Market, Inc. (d)	330,600	13,224,000
		23,441,350
Food Products - 0.5%
Calavo Growers, Inc. (d)	408,500	9,219,845
Personal Products - 1.2%
Inter Parfums, Inc.	1,147,000	21,150,680
TOTAL CONSUMER STAPLES		53,811,875
ENERGY - 8.1%
Energy Equipment & Services - 3.6%
ION Geophysical Corp. (a)	2,442,023	18,608,215
Newpark Resources, Inc. (a)	1,253,900	11,197,327
Rowan Companies, Inc. (a)	556,000	19,176,440
Western Energy Services Corp. (a)	1,530,000	13,276,320
		62,258,302
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	714,000	17,164,560
Gulfport Energy Corp. (a)	490,000	15,258,600
HollyFrontier Corp.	410,000	12,582,900
Petroleum Development Corp. (a)	642,200	16,767,842
Targa Resources Corp.	454,500	15,334,830
		77,108,732
TOTAL ENERGY		139,367,034
FINANCIALS - 5.3%
Capital Markets - 1.0%
Financial Engines, Inc. (a)(d)	781,000	17,736,510
Commercial Banks - 1.3%
Banco Pine SA	1,618,519	10,754,310
CapitalSource, Inc.	1,800,200	11,449,272
		22,203,582
Real Estate Investment Trusts - 1.7%
CBL & Associates Properties, Inc.	1,022,000	15,718,360
Highwoods Properties, Inc. (SBI)	419,000	12,980,620
		28,698,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	329,900	$ 21,318,138
TOTAL FINANCIALS		89,957,210
HEALTH CARE - 16.3%
Biotechnology - 2.8%
Acadia Pharmaceuticals, Inc. (a)	741,716	912,311
Acorda Therapeutics, Inc. (a)	11,500	251,160
Allos Therapeutics, Inc. (a)	651,106	957,126
Alnylam Pharmaceuticals, Inc. (a)	33,968	275,820
Ardea Biosciences, Inc. (a)(d)	249,273	4,963,025
ArQule, Inc. (a)	750,000	4,357,500
Astex Pharmaceuticals, Inc. (a)	322,991	623,373
BioCryst Pharmaceuticals, Inc. (a)(d)	15,200	46,664
BioMarin Pharmaceutical, Inc. (a)	190,000	6,480,900
BioMimetic Therapeutics, Inc. (a)	32,609	105,653
Codexis, Inc. (a)	117,389	541,163
Emergent BioSolutions, Inc. (a)	12,200	230,092
Horizon Pharma, Inc.	550,000	4,944,500
Insmed, Inc. (a)(d)	71,899	253,803
Maxygen, Inc.	145,771	860,049
Momenta Pharmaceuticals, Inc. (a)	70,600	1,044,880
Myrexis, Inc. (a)	247,133	687,030
Myriad Genetics, Inc. (a)	11,100	236,208
Osiris Therapeutics, Inc. (a)(d)	105,118	563,432
Progenics Pharmaceuticals, Inc. (a)	114,112	749,716
Repligen Corp. (a)	156,896	538,153
SIGA Technologies, Inc. (a)	54,409	176,285
Theravance, Inc. (a)(d)	299,000	6,646,770
United Therapeutics Corp. (a)	229,900	10,053,527
Vanda Pharmaceuticals, Inc. (a)	150,991	877,258
		47,376,398
Health Care Equipment & Supplies - 4.5%
Cyberonics, Inc. (a)	487,000	14,025,600
Integra LifeSciences Holdings Corp. (a)	462,400	14,824,544
Sirona Dental Systems, Inc. (a)	335,000	16,046,500
The Cooper Companies, Inc.	270,800	18,766,440
Wright Medical Group, Inc. (a)	825,000	14,181,750
		77,844,834
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 6.7%
Air Methods Corp. (a)	216,000	$ 17,457,120
Catalyst Health Solutions, Inc. (a)	293,000	16,106,210
Corvel Corp. (a)	400,000	20,628,000
IPC The Hospitalist Co., Inc. (a)(d)	340,000	14,256,200
MEDNAX, Inc. (a)	130,000	8,554,000
MWI Veterinary Supply, Inc. (a)	120,000	9,060,000
PSS World Medical, Inc. (a)	447,000	9,945,750
Synergy Health PLC	595,411	7,981,096
Team Health Holdings, Inc. (a)	482,941	9,813,361
		113,801,737
Health Care Technology - 0.0%
Omnicell, Inc. (a)	23,300	348,335
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	609,000	8,787,870
Pharmaceuticals - 1.8%
Cadence Pharmaceuticals, Inc. (a)(d)	767,693	4,475,650
Cardiome Pharma Corp. (a)	1,025,000	3,393,189
Dechra Pharmaceuticals PLC	597,931	4,711,804
Impax Laboratories, Inc. (a)	370,000	6,996,700
Questcor Pharmaceuticals, Inc. (a)	295,000	11,979,950
		31,557,293
TOTAL HEALTH CARE		279,716,467
INDUSTRIALS - 18.7%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a)	390,000	14,714,700
Teledyne Technologies, Inc. (a)	327,000	17,811,690
TransDigm Group, Inc. (a)	189,000	17,750,880
		50,277,270
Building Products - 2.0%
A.O. Smith Corp.	308,000	11,445,280
Armstrong World Industries, Inc.	539,000	22,956,009
		34,401,289
Commercial Services & Supplies - 1.3%
Higher One Holdings, Inc. (a)(d)	575,000	10,143,000
Sykes Enterprises, Inc. (a)	719,621	11,463,563
		21,606,563
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.9%
Foster Wheeler AG (a)	837,400	$ 17,853,368
Outotec Oyj	311,095	14,543,113
		32,396,481
Electrical Equipment - 2.4%
Acuity Brands, Inc.	340,500	15,765,150
GrafTech International Ltd. (a)	808,000	12,693,680
Zumtobel AG	555,596	11,587,162
		40,045,992
Machinery - 2.9%
Blount International, Inc. (a)	774,000	12,020,220
Greenbrier Companies, Inc. (a)	530,000	9,863,300
Nordson Corp.	293,000	13,586,410
Wabtec Corp.	195,000	13,100,100
		48,570,030
Professional Services - 2.7%
Advisory Board Co. (a)	274,000	16,782,500
Equifax, Inc.	506,400	17,799,960
Kforce, Inc. (a)	956,000	12,198,560
		46,781,020
Trading Companies & Distributors - 2.6%
Rush Enterprises, Inc. Class A (a)	928,254	17,915,302
Watsco, Inc.	279,000	17,203,140
WESCO International, Inc. (a)	205,000	9,934,300
		45,052,742
TOTAL INDUSTRIALS		319,131,387
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.2%
Anaren, Inc. (a)	656,774	12,564,087
Aruba Networks, Inc. (a)(d)	375,000	8,883,750
Polycom, Inc. (a)	1,013,000	16,744,890
		38,192,727
Computers & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	980,923	15,694,768
Electronic Equipment & Components - 4.8%
Fabrinet (a)	558,429	6,924,520
Insight Enterprises, Inc. (a)	837,400	14,152,060
Jabil Circuit, Inc.	1,013,000	20,827,280
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
OSI Systems, Inc. (a)	349,000	$ 15,460,700
SYNNEX Corp. (a)	467,800	13,505,386
TTM Technologies, Inc. (a)	945,000	10,555,650
		81,425,596
Internet Software & Services - 6.4%
Demand Media, Inc. (d)	1,430,000	9,967,100
LivePerson, Inc. (a)	1,210,000	15,233,900
Open Text Corp. (a)	277,000	16,953,172
Perficient, Inc. (a)(e)	2,061,502	19,646,114
Rackspace Hosting, Inc. (a)(d)	498,000	20,612,220
Sohu.com, Inc. (a)(d)	240,000	14,496,000
Travelzoo, Inc. (a)(d)	413,000	13,158,180
		110,066,686
IT Services - 1.4%
Virtusa Corp. (a)	915,000	14,905,350
WNS Holdings Ltd. sponsored ADR (a)	709,787	8,588,423
		23,493,773
Semiconductors & Semiconductor Equipment - 5.3%
Ceva, Inc. (a)	372,508	11,573,824
Cymer, Inc. (a)	306,901	13,334,848
Entegris, Inc. (a)	2,506,500	22,458,240
Hittite Microwave Corp. (a)	183,821	9,668,985
International Rectifier Corp. (a)	403,000	9,788,870
ON Semiconductor Corp. (a)	1,614,000	12,217,980
Standard Microsystems Corp. (a)	437,185	10,824,701
		89,867,448
Software - 5.9%
Aspen Technology, Inc. (a)	704,000	12,207,360
BroadSoft, Inc. (a)(d)	382,591	13,773,276
ebix.com, Inc. (d)	867,510	14,843,096
Informatica Corp. (a)	274,000	12,467,000
Kenexa Corp. (a)	610,000	13,950,700
Solera Holdings, Inc.	332,000	18,137,160
TIBCO Software, Inc. (a)	550,900	15,915,501
		101,294,093
TOTAL INFORMATION TECHNOLOGY		460,035,091
Common Stocks - continued
	Shares	Value
MATERIALS - 3.4%
Chemicals - 2.2%
Rockwood Holdings, Inc. (a)	435,000	$ 20,027,400
Solutia, Inc. (a)	1,072,000	17,420,000
		37,447,400
Metals & Mining - 1.2%
Carpenter Technology Corp.	352,000	19,965,440
TOTAL MATERIALS		57,412,840
TOTAL COMMON STOCKS (Cost $1,497,568,811)		1,663,719,271
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.12% (b)	32,993,281	32,993,281
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	98,977,291	98,977,291
TOTAL MONEY MARKET FUNDS (Cost $131,970,572)		131,970,572
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,629,539,383)		1,795,689,843
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(84,417,895)
NET ASSETS - 100%		$ 1,711,271,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,783
Fidelity Securities Lending Cash Central Fund	1,299,081
Total	$ 1,308,864
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ -	$ 8,059,881	$ -	$ -
Perficient, Inc.	17,202,205	2,900,335	-	-	19,646,114
Total	$ 34,028,536	$ 2,900,335	$ 8,059,881	$ -	$ 19,646,114
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 264,287,367	$ 255,824,592	$ 8,462,775	$ -
Consumer Staples	53,811,875	53,811,875	-	-
Energy	139,367,034	139,367,034	-	-
Financials	89,957,210	89,957,210	-	-
Health Care	279,716,467	279,716,467	-	-
Industrials	319,131,387	319,131,387	-	-
Information Technology	460,035,091	460,035,091	-	-
Materials	57,412,840	57,412,840	-	-
Money Market Funds	131,970,572	131,970,572	-	-
Total Investments in Securities:	$ 1,795,689,843	$ 1,787,227,068	$ 8,462,775	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,641,205,658. Net unrealized appreciation aggregated $154,484,185, of which $273,062,384 related to appreciated investment securities and $118,578,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2010

1.824307.107

ASCP-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 2.1%
Modine Manufacturing Co. (a)	1,544,000	$ 16,320,080
Tenneco, Inc. (a)	603,000	19,730,160
		36,050,240
Diversified Consumer Services - 0.7%
Steiner Leisure Ltd. (a)	262,768	12,660,162
Hotels, Restaurants & Leisure - 0.7%
Texas Roadhouse, Inc. Class A	825,000	11,822,250
Household Durables - 1.5%
Skullcandy, Inc. (a)(d)	270,000	4,252,500
Tempur-Pedic International, Inc. (a)	304,000	20,690,240
		24,942,740
Internet & Catalog Retail - 0.5%
Start Today Co. Ltd.	400,000	8,462,775
Multiline Retail - 1.5%
Dollarama, Inc.	374,900	14,110,697
Marisa Lojas SA	856,600	11,822,397
		25,933,094
Specialty Retail - 5.4%
Delticom AG	91,409	10,221,274
DSW, Inc. Class A	191,800	10,038,812
Sally Beauty Holdings, Inc. (a)	886,000	17,002,340
Signet Jewelers Ltd.	457,400	19,718,514
SuperGroup PLC (a)(d)	710,000	7,124,969
Tom Tailor Holding AG (a)	14,834	231,565
Tractor Supply Co.	208,000	14,755,520
Vitamin Shoppe, Inc. (a)	349,000	13,160,790
		92,253,784
Textiles, Apparel & Luxury Goods - 3.0%
PVH Corp.	282,559	21,025,215
Steven Madden Ltd. (a)	527,500	19,464,750
Ted Baker PLC	941,073	11,672,357
		52,162,322
TOTAL CONSUMER DISCRETIONARY		264,287,367
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.4%
Chefs' Warehouse Holdings (a)	715,000	$ 10,217,350
Fresh Market, Inc. (d)	330,600	13,224,000
		23,441,350
Food Products - 0.5%
Calavo Growers, Inc. (d)	408,500	9,219,845
Personal Products - 1.2%
Inter Parfums, Inc.	1,147,000	21,150,680
TOTAL CONSUMER STAPLES		53,811,875
ENERGY - 8.1%
Energy Equipment & Services - 3.6%
ION Geophysical Corp. (a)	2,442,023	18,608,215
Newpark Resources, Inc. (a)	1,253,900	11,197,327
Rowan Companies, Inc. (a)	556,000	19,176,440
Western Energy Services Corp. (a)	1,530,000	13,276,320
		62,258,302
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	714,000	17,164,560
Gulfport Energy Corp. (a)	490,000	15,258,600
HollyFrontier Corp.	410,000	12,582,900
Petroleum Development Corp. (a)	642,200	16,767,842
Targa Resources Corp.	454,500	15,334,830
		77,108,732
TOTAL ENERGY		139,367,034
FINANCIALS - 5.3%
Capital Markets - 1.0%
Financial Engines, Inc. (a)(d)	781,000	17,736,510
Commercial Banks - 1.3%
Banco Pine SA	1,618,519	10,754,310
CapitalSource, Inc.	1,800,200	11,449,272
		22,203,582
Real Estate Investment Trusts - 1.7%
CBL & Associates Properties, Inc.	1,022,000	15,718,360
Highwoods Properties, Inc. (SBI)	419,000	12,980,620
		28,698,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	329,900	$ 21,318,138
TOTAL FINANCIALS		89,957,210
HEALTH CARE - 16.3%
Biotechnology - 2.8%
Acadia Pharmaceuticals, Inc. (a)	741,716	912,311
Acorda Therapeutics, Inc. (a)	11,500	251,160
Allos Therapeutics, Inc. (a)	651,106	957,126
Alnylam Pharmaceuticals, Inc. (a)	33,968	275,820
Ardea Biosciences, Inc. (a)(d)	249,273	4,963,025
ArQule, Inc. (a)	750,000	4,357,500
Astex Pharmaceuticals, Inc. (a)	322,991	623,373
BioCryst Pharmaceuticals, Inc. (a)(d)	15,200	46,664
BioMarin Pharmaceutical, Inc. (a)	190,000	6,480,900
BioMimetic Therapeutics, Inc. (a)	32,609	105,653
Codexis, Inc. (a)	117,389	541,163
Emergent BioSolutions, Inc. (a)	12,200	230,092
Horizon Pharma, Inc.	550,000	4,944,500
Insmed, Inc. (a)(d)	71,899	253,803
Maxygen, Inc.	145,771	860,049
Momenta Pharmaceuticals, Inc. (a)	70,600	1,044,880
Myrexis, Inc. (a)	247,133	687,030
Myriad Genetics, Inc. (a)	11,100	236,208
Osiris Therapeutics, Inc. (a)(d)	105,118	563,432
Progenics Pharmaceuticals, Inc. (a)	114,112	749,716
Repligen Corp. (a)	156,896	538,153
SIGA Technologies, Inc. (a)	54,409	176,285
Theravance, Inc. (a)(d)	299,000	6,646,770
United Therapeutics Corp. (a)	229,900	10,053,527
Vanda Pharmaceuticals, Inc. (a)	150,991	877,258
		47,376,398
Health Care Equipment & Supplies - 4.5%
Cyberonics, Inc. (a)	487,000	14,025,600
Integra LifeSciences Holdings Corp. (a)	462,400	14,824,544
Sirona Dental Systems, Inc. (a)	335,000	16,046,500
The Cooper Companies, Inc.	270,800	18,766,440
Wright Medical Group, Inc. (a)	825,000	14,181,750
		77,844,834
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 6.7%
Air Methods Corp. (a)	216,000	$ 17,457,120
Catalyst Health Solutions, Inc. (a)	293,000	16,106,210
Corvel Corp. (a)	400,000	20,628,000
IPC The Hospitalist Co., Inc. (a)(d)	340,000	14,256,200
MEDNAX, Inc. (a)	130,000	8,554,000
MWI Veterinary Supply, Inc. (a)	120,000	9,060,000
PSS World Medical, Inc. (a)	447,000	9,945,750
Synergy Health PLC	595,411	7,981,096
Team Health Holdings, Inc. (a)	482,941	9,813,361
		113,801,737
Health Care Technology - 0.0%
Omnicell, Inc. (a)	23,300	348,335
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	609,000	8,787,870
Pharmaceuticals - 1.8%
Cadence Pharmaceuticals, Inc. (a)(d)	767,693	4,475,650
Cardiome Pharma Corp. (a)	1,025,000	3,393,189
Dechra Pharmaceuticals PLC	597,931	4,711,804
Impax Laboratories, Inc. (a)	370,000	6,996,700
Questcor Pharmaceuticals, Inc. (a)	295,000	11,979,950
		31,557,293
TOTAL HEALTH CARE		279,716,467
INDUSTRIALS - 18.7%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a)	390,000	14,714,700
Teledyne Technologies, Inc. (a)	327,000	17,811,690
TransDigm Group, Inc. (a)	189,000	17,750,880
		50,277,270
Building Products - 2.0%
A.O. Smith Corp.	308,000	11,445,280
Armstrong World Industries, Inc.	539,000	22,956,009
		34,401,289
Commercial Services & Supplies - 1.3%
Higher One Holdings, Inc. (a)(d)	575,000	10,143,000
Sykes Enterprises, Inc. (a)	719,621	11,463,563
		21,606,563
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.9%
Foster Wheeler AG (a)	837,400	$ 17,853,368
Outotec Oyj	311,095	14,543,113
		32,396,481
Electrical Equipment - 2.4%
Acuity Brands, Inc.	340,500	15,765,150
GrafTech International Ltd. (a)	808,000	12,693,680
Zumtobel AG	555,596	11,587,162
		40,045,992
Machinery - 2.9%
Blount International, Inc. (a)	774,000	12,020,220
Greenbrier Companies, Inc. (a)	530,000	9,863,300
Nordson Corp.	293,000	13,586,410
Wabtec Corp.	195,000	13,100,100
		48,570,030
Professional Services - 2.7%
Advisory Board Co. (a)	274,000	16,782,500
Equifax, Inc.	506,400	17,799,960
Kforce, Inc. (a)	956,000	12,198,560
		46,781,020
Trading Companies & Distributors - 2.6%
Rush Enterprises, Inc. Class A (a)	928,254	17,915,302
Watsco, Inc.	279,000	17,203,140
WESCO International, Inc. (a)	205,000	9,934,300
		45,052,742
TOTAL INDUSTRIALS		319,131,387
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 2.2%
Anaren, Inc. (a)	656,774	12,564,087
Aruba Networks, Inc. (a)(d)	375,000	8,883,750
Polycom, Inc. (a)	1,013,000	16,744,890
		38,192,727
Computers & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	980,923	15,694,768
Electronic Equipment & Components - 4.8%
Fabrinet (a)	558,429	6,924,520
Insight Enterprises, Inc. (a)	837,400	14,152,060
Jabil Circuit, Inc.	1,013,000	20,827,280
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
OSI Systems, Inc. (a)	349,000	$ 15,460,700
SYNNEX Corp. (a)	467,800	13,505,386
TTM Technologies, Inc. (a)	945,000	10,555,650
		81,425,596
Internet Software & Services - 6.4%
Demand Media, Inc. (d)	1,430,000	9,967,100
LivePerson, Inc. (a)	1,210,000	15,233,900
Open Text Corp. (a)	277,000	16,953,172
Perficient, Inc. (a)(e)	2,061,502	19,646,114
Rackspace Hosting, Inc. (a)(d)	498,000	20,612,220
Sohu.com, Inc. (a)(d)	240,000	14,496,000
Travelzoo, Inc. (a)(d)	413,000	13,158,180
		110,066,686
IT Services - 1.4%
Virtusa Corp. (a)	915,000	14,905,350
WNS Holdings Ltd. sponsored ADR (a)	709,787	8,588,423
		23,493,773
Semiconductors & Semiconductor Equipment - 5.3%
Ceva, Inc. (a)	372,508	11,573,824
Cymer, Inc. (a)	306,901	13,334,848
Entegris, Inc. (a)	2,506,500	22,458,240
Hittite Microwave Corp. (a)	183,821	9,668,985
International Rectifier Corp. (a)	403,000	9,788,870
ON Semiconductor Corp. (a)	1,614,000	12,217,980
Standard Microsystems Corp. (a)	437,185	10,824,701
		89,867,448
Software - 5.9%
Aspen Technology, Inc. (a)	704,000	12,207,360
BroadSoft, Inc. (a)(d)	382,591	13,773,276
ebix.com, Inc. (d)	867,510	14,843,096
Informatica Corp. (a)	274,000	12,467,000
Kenexa Corp. (a)	610,000	13,950,700
Solera Holdings, Inc.	332,000	18,137,160
TIBCO Software, Inc. (a)	550,900	15,915,501
		101,294,093
TOTAL INFORMATION TECHNOLOGY		460,035,091
Common Stocks - continued
	Shares	Value
MATERIALS - 3.4%
Chemicals - 2.2%
Rockwood Holdings, Inc. (a)	435,000	$ 20,027,400
Solutia, Inc. (a)	1,072,000	17,420,000
		37,447,400
Metals & Mining - 1.2%
Carpenter Technology Corp.	352,000	19,965,440
TOTAL MATERIALS		57,412,840
TOTAL COMMON STOCKS (Cost $1,497,568,811)		1,663,719,271
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.12% (b)	32,993,281	32,993,281
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	98,977,291	98,977,291
TOTAL MONEY MARKET FUNDS (Cost $131,970,572)		131,970,572
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,629,539,383)		1,795,689,843
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(84,417,895)
NET ASSETS - 100%		$ 1,711,271,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,783
Fidelity Securities Lending Cash Central Fund	1,299,081
Total	$ 1,308,864
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ -	$ 8,059,881	$ -	$ -
Perficient, Inc.	17,202,205	2,900,335	-	-	19,646,114
Total	$ 34,028,536	$ 2,900,335	$ 8,059,881	$ -	$ 19,646,114
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 264,287,367	$ 255,824,592	$ 8,462,775	$ -
Consumer Staples	53,811,875	53,811,875	-	-
Energy	139,367,034	139,367,034	-	-
Financials	89,957,210	89,957,210	-	-
Health Care	279,716,467	279,716,467	-	-
Industrials	319,131,387	319,131,387	-	-
Information Technology	460,035,091	460,035,091	-	-
Materials	57,412,840	57,412,840	-	-
Money Market Funds	131,970,572	131,970,572	-	-
Total Investments in Securities:	$ 1,795,689,843	$ 1,787,227,068	$ 8,462,775	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,641,205,658. Net unrealized appreciation aggregated $154,484,185, of which $273,062,384 related to appreciated investment securities and $118,578,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund
Small Cap Value

Class F

October 31, 2011

1.823236.107

SCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 4.0%
Matthews International Corp. Class A	715,187	$ 25,131,671
Regis Corp. (e)	4,045,824	66,189,681
		91,321,352
Household Durables - 5.8%
KB Home (d)	3,300,000	23,001,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	54,304,320
Meritage Homes Corp. (a)	1,536,160	27,266,840
Ryland Group, Inc. (d)	2,171,537	29,315,750
		133,887,910
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	1,465,159	27,325,215
Ascena Retail Group, Inc. (a)	960,700	27,764,230
Tsutsumi Jewelry Co. Ltd.	791,400	18,443,757
		73,533,202
TOTAL CONSUMER DISCRETIONARY		298,742,464
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.3%
Ingles Markets, Inc. Class A	403,831	6,097,848
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,389,592
Dean Foods Co. (a)	3,600,000	34,992,000
		53,381,592
TOTAL CONSUMER STAPLES		59,479,440
ENERGY - 3.3%
Energy Equipment & Services - 1.8%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,243,604
Oil, Gas & Consumable Fuels - 1.5%
Berry Petroleum Co. Class A	1,025,000	35,413,750
TOTAL ENERGY		76,657,354
Common Stocks - continued
	Shares	Value
FINANCIALS - 35.0%
Capital Markets - 3.3%
Knight Capital Group, Inc. Class A (a)	3,454,903	$ 43,151,738
Waddell & Reed Financial, Inc. Class A	1,210,000	33,553,300
		76,705,038
Commercial Banks - 11.0%
Associated Banc-Corp.	4,432,650	49,424,048
CapitalSource, Inc.	6,548,461	41,648,212
City National Corp.	784,900	33,295,458
National Penn Bancshares, Inc. (d)	4,266,604	33,279,511
PacWest Bancorp (e)	1,857,600	32,768,064
TCF Financial Corp.	5,255,800	55,921,712
Western Liberty Bancorp (a)(e)	2,400,000	6,528,000
		252,865,005
Insurance - 7.7%
Alterra Capital Holdings Ltd.	2,337,411	50,675,070
Aspen Insurance Holdings Ltd.	1,520,200	40,270,098
Platinum Underwriters Holdings Ltd.	1,694,139	58,668,034
ProAssurance Corp.	350,000	26,792,500
		176,405,702
Real Estate Investment Trusts - 8.1%
DCT Industrial Trust, Inc.	12,180,586	60,415,707
Franklin Street Properties Corp.	3,160,000	40,132,000
Highwoods Properties, Inc. (SBI) (d)	1,720,330	53,295,823
National Retail Properties, Inc. (d)	1,140,000	31,065,000
		184,908,530
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,996,875	25,959,375
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	44,970,662
Washington Federal, Inc.	3,086,175	42,126,289
		87,096,951
TOTAL FINANCIALS		803,940,601
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,274,832	44,810,345
Chemed Corp.	390,200	23,162,272
MEDNAX, Inc. (a)	779,700	51,304,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)(e)	1,016,495	$ 12,706,188
Team Health Holdings, Inc. (a)	2,441,500	49,611,280
		181,594,345
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 7.7%
ACCO Brands Corp. (a)	2,170,000	14,907,900
HNI Corp. (d)(e)	3,049,619	73,343,336
Knoll, Inc.	1,712,898	26,121,695
United Stationers, Inc.	1,980,800	63,009,248
		177,382,179
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	40,451,348
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	15,707,601
		56,158,949
Trading Companies & Distributors - 4.5%
H&E Equipment Services, Inc. (a)(e)	2,742,264	30,082,636
WESCO International, Inc. (a)	1,503,633	72,866,055
		102,948,691
TOTAL INDUSTRIALS		336,489,819
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	1,034,472	44,058,162
Electronic Equipment & Components - 6.8%
Ingram Micro, Inc. Class A (a)	2,753,100	49,225,428
Macnica, Inc.	677,400	14,315,872
Ryoyo Electro Corp. (e)	1,972,700	17,922,317
SYNNEX Corp. (a)	675,710	19,507,748
Tech Data Corp. (a)	1,114,600	54,816,028
		155,787,393
Internet Software & Services - 1.0%
j2 Global Communications, Inc.	730,149	22,473,986
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	11,192,515
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.5%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	$ 35,336,280
TOTAL INFORMATION TECHNOLOGY		268,848,336
MATERIALS - 5.0%
Chemicals - 0.9%
PolyOne Corp.	1,750,000	19,582,500
Metals & Mining - 4.1%
Carpenter Technology Corp.	634,380	35,982,034
Haynes International, Inc.	496,108	29,017,357
RTI International Metals, Inc. (a)	1,120,997	29,583,111
		94,582,502
TOTAL MATERIALS		114,165,002
UTILITIES - 5.4%
Electric Utilities - 2.1%
Westar Energy, Inc. (d)	1,760,000	47,977,600
Gas Utilities - 3.3%
Southwest Gas Corp.	836,756	33,035,127
UGI Corp.	1,502,654	43,081,090
		76,116,217
TOTAL UTILITIES		124,093,817
TOTAL COMMON STOCKS (Cost $2,075,530,947)		2,264,011,178
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	10,933,328
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	19,151,498
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		30,084,826
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	4,271,298	$ 4,271,298
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	137,580,075	137,580,075
TOTAL MONEY MARKET FUNDS (Cost $141,851,373)		141,851,373
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,237,737,090)		2,435,947,377
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(137,032,201)
NET ASSETS - 100%		$ 2,298,915,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,324
Fidelity Securities Lending Cash Central Fund	34,208
Total	$ 36,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 652,360	$ 44,970,662
Blount International, Inc.	43,316,543	-	-	-	40,451,348
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	15,707,601
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	856,141	-
Forestar Group, Inc.	-	24,473,760	-	-	25,959,375
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	30,082,636
Haynes International, Inc.	42,301,857	-	8,879,973	119,222	-
HNI Corp.	49,131,621	18,981,945	7,942,190	598,473	73,343,336
Ingles Markets, Inc. Class A	10,225,970	-	3,819,157	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	606,075	54,304,320
Miraial Co. Ltd.	15,046,860	-	-	-	11,192,515
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	35,336,280
PacWest Bancorp	36,873,360	-	-	18,576	32,768,064
Providence Service Corp.	12,045,466	-	-	-	12,706,188
Regis Corp.	60,080,486	-	-	242,749	66,189,681
Ryoyo Electro Corp.	19,684,709	-	-	-	17,922,317
Western Liberty Bancorp	7,248,000	-	-	-	6,528,000
Total	$ 562,323,128	$ 52,746,892	$ 27,792,903	$ 3,171,778	$ 467,462,323
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,675,792	$ 291,232,035	$ 18,443,757	$ -
Consumer Staples	59,479,440	59,479,440	-	-
Energy	76,657,354	76,657,354	-	-
Financials	823,092,099	823,092,099	-	-
Health Care	181,594,345	181,594,345	-	-
Industrials	336,489,819	336,489,819	-	-
Information Technology	268,848,336	225,417,632	43,430,704	-
Materials	114,165,002	114,165,002	-	-
Utilities	124,093,817	124,093,817	-	-
Money Market Funds	141,851,373	141,851,373	-	-
Total Investments in Securities:	$ 2,435,947,377	$ 2,374,072,916	$ 61,874,461	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,239,747,925. Net unrealized appreciation aggregated $196,199,452, of which $373,744,816 related to appreciated investment securities and $177,545,364 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

October 31, 2011

1.824309.107

ASCV-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 4.0%
Matthews International Corp. Class A	715,187	$ 25,131,671
Regis Corp. (e)	4,045,824	66,189,681
		91,321,352
Household Durables - 5.8%
KB Home (d)	3,300,000	23,001,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	54,304,320
Meritage Homes Corp. (a)	1,536,160	27,266,840
Ryland Group, Inc. (d)	2,171,537	29,315,750
		133,887,910
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	1,465,159	27,325,215
Ascena Retail Group, Inc. (a)	960,700	27,764,230
Tsutsumi Jewelry Co. Ltd.	791,400	18,443,757
		73,533,202
TOTAL CONSUMER DISCRETIONARY		298,742,464
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.3%
Ingles Markets, Inc. Class A	403,831	6,097,848
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,389,592
Dean Foods Co. (a)	3,600,000	34,992,000
		53,381,592
TOTAL CONSUMER STAPLES		59,479,440
ENERGY - 3.3%
Energy Equipment & Services - 1.8%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,243,604
Oil, Gas & Consumable Fuels - 1.5%
Berry Petroleum Co. Class A	1,025,000	35,413,750
TOTAL ENERGY		76,657,354
Common Stocks - continued
	Shares	Value
FINANCIALS - 35.0%
Capital Markets - 3.3%
Knight Capital Group, Inc. Class A (a)	3,454,903	$ 43,151,738
Waddell & Reed Financial, Inc. Class A	1,210,000	33,553,300
		76,705,038
Commercial Banks - 11.0%
Associated Banc-Corp.	4,432,650	49,424,048
CapitalSource, Inc.	6,548,461	41,648,212
City National Corp.	784,900	33,295,458
National Penn Bancshares, Inc. (d)	4,266,604	33,279,511
PacWest Bancorp (e)	1,857,600	32,768,064
TCF Financial Corp.	5,255,800	55,921,712
Western Liberty Bancorp (a)(e)	2,400,000	6,528,000
		252,865,005
Insurance - 7.7%
Alterra Capital Holdings Ltd.	2,337,411	50,675,070
Aspen Insurance Holdings Ltd.	1,520,200	40,270,098
Platinum Underwriters Holdings Ltd.	1,694,139	58,668,034
ProAssurance Corp.	350,000	26,792,500
		176,405,702
Real Estate Investment Trusts - 8.1%
DCT Industrial Trust, Inc.	12,180,586	60,415,707
Franklin Street Properties Corp.	3,160,000	40,132,000
Highwoods Properties, Inc. (SBI) (d)	1,720,330	53,295,823
National Retail Properties, Inc. (d)	1,140,000	31,065,000
		184,908,530
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,996,875	25,959,375
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	44,970,662
Washington Federal, Inc.	3,086,175	42,126,289
		87,096,951
TOTAL FINANCIALS		803,940,601
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,274,832	44,810,345
Chemed Corp.	390,200	23,162,272
MEDNAX, Inc. (a)	779,700	51,304,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)(e)	1,016,495	$ 12,706,188
Team Health Holdings, Inc. (a)	2,441,500	49,611,280
		181,594,345
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 7.7%
ACCO Brands Corp. (a)	2,170,000	14,907,900
HNI Corp. (d)(e)	3,049,619	73,343,336
Knoll, Inc.	1,712,898	26,121,695
United Stationers, Inc.	1,980,800	63,009,248
		177,382,179
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	40,451,348
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	15,707,601
		56,158,949
Trading Companies & Distributors - 4.5%
H&E Equipment Services, Inc. (a)(e)	2,742,264	30,082,636
WESCO International, Inc. (a)	1,503,633	72,866,055
		102,948,691
TOTAL INDUSTRIALS		336,489,819
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	1,034,472	44,058,162
Electronic Equipment & Components - 6.8%
Ingram Micro, Inc. Class A (a)	2,753,100	49,225,428
Macnica, Inc.	677,400	14,315,872
Ryoyo Electro Corp. (e)	1,972,700	17,922,317
SYNNEX Corp. (a)	675,710	19,507,748
Tech Data Corp. (a)	1,114,600	54,816,028
		155,787,393
Internet Software & Services - 1.0%
j2 Global Communications, Inc.	730,149	22,473,986
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	11,192,515
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.5%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	$ 35,336,280
TOTAL INFORMATION TECHNOLOGY		268,848,336
MATERIALS - 5.0%
Chemicals - 0.9%
PolyOne Corp.	1,750,000	19,582,500
Metals & Mining - 4.1%
Carpenter Technology Corp.	634,380	35,982,034
Haynes International, Inc.	496,108	29,017,357
RTI International Metals, Inc. (a)	1,120,997	29,583,111
		94,582,502
TOTAL MATERIALS		114,165,002
UTILITIES - 5.4%
Electric Utilities - 2.1%
Westar Energy, Inc. (d)	1,760,000	47,977,600
Gas Utilities - 3.3%
Southwest Gas Corp.	836,756	33,035,127
UGI Corp.	1,502,654	43,081,090
		76,116,217
TOTAL UTILITIES		124,093,817
TOTAL COMMON STOCKS (Cost $2,075,530,947)		2,264,011,178
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	10,933,328
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	19,151,498
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		30,084,826
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	4,271,298	$ 4,271,298
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	137,580,075	137,580,075
TOTAL MONEY MARKET FUNDS (Cost $141,851,373)		141,851,373
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,237,737,090)		2,435,947,377
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(137,032,201)
NET ASSETS - 100%		$ 2,298,915,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,324
Fidelity Securities Lending Cash Central Fund	34,208
Total	$ 36,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 652,360	$ 44,970,662
Blount International, Inc.	43,316,543	-	-	-	40,451,348
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	15,707,601
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	856,141	-
Forestar Group, Inc.	-	24,473,760	-	-	25,959,375
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	30,082,636
Haynes International, Inc.	42,301,857	-	8,879,973	119,222	-
HNI Corp.	49,131,621	18,981,945	7,942,190	598,473	73,343,336
Ingles Markets, Inc. Class A	10,225,970	-	3,819,157	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	606,075	54,304,320
Miraial Co. Ltd.	15,046,860	-	-	-	11,192,515
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	35,336,280
PacWest Bancorp	36,873,360	-	-	18,576	32,768,064
Providence Service Corp.	12,045,466	-	-	-	12,706,188
Regis Corp.	60,080,486	-	-	242,749	66,189,681
Ryoyo Electro Corp.	19,684,709	-	-	-	17,922,317
Western Liberty Bancorp	7,248,000	-	-	-	6,528,000
Total	$ 562,323,128	$ 52,746,892	$ 27,792,903	$ 3,171,778	$ 467,462,323
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,675,792	$ 291,232,035	$ 18,443,757	$ -
Consumer Staples	59,479,440	59,479,440	-	-
Energy	76,657,354	76,657,354	-	-
Financials	823,092,099	823,092,099	-	-
Health Care	181,594,345	181,594,345	-	-
Industrials	336,489,819	336,489,819	-	-
Information Technology	268,848,336	225,417,632	43,430,704	-
Materials	114,165,002	114,165,002	-	-
Utilities	124,093,817	124,093,817	-	-
Money Market Funds	141,851,373	141,851,373	-	-
Total Investments in Securities:	$ 2,435,947,377	$ 2,374,072,916	$ 61,874,461	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,239,747,925. Net unrealized appreciation aggregated $196,199,452, of which $373,744,816 related to appreciated investment securities and $177,545,364 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

October 31, 2011

1.930458.100

SLE-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.5%
Health Care Facilities - 3.5%
Brookdale Senior Living, Inc. (a)	435,300	$ 7,217,274
Emeritus Corp. (a)	352,900	6,249,859
Sunrise Senior Living, Inc. (a)	271,800	1,494,900
TOTAL HEALTH CARE FACILITIES		14,962,033
REAL ESTATE INVESTMENT TRUSTS - 90.3%
REITs - Apartments - 16.9%
AvalonBay Communities, Inc.	42,200	5,641,718
BRE Properties, Inc.	37,500	1,879,500
Camden Property Trust (SBI)	245,900	14,911,376
Education Realty Trust, Inc.	977,100	9,038,175
Equity Residential (SBI)	247,300	14,511,564
Essex Property Trust, Inc.	115,600	16,503,056
Post Properties, Inc.	230,700	9,477,156
TOTAL REITS - APARTMENTS		71,962,545
REITs - Health Care Facilities - 9.6%
HCP, Inc.	222,300	8,858,655
Health Care REIT, Inc.	91,700	4,831,673
Ventas, Inc.	486,700	27,065,387
TOTAL REITS - HEALTH CARE FACILITIES		40,755,715
REITs - Hotels - 4.6%
Chesapeake Lodging Trust	412,000	6,155,280
DiamondRock Hospitality Co.	552,600	5,001,030
Host Hotels & Resorts, Inc.	413,700	5,903,499
Sunstone Hotel Investors, Inc. (a)	346,800	2,410,260
TOTAL REITS - HOTELS		19,470,069
REITs - Industrial Buildings - 14.7%
DCT Industrial Trust, Inc.	662,300	3,285,008
Prologis, Inc.	832,500	24,775,200
Public Storage	255,600	32,985,180
Stag Industrial, Inc.	137,100	1,472,454
TOTAL REITS - INDUSTRIAL BUILDINGS		62,517,842
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	799,400	$ 12,294,772
Simon Property Group, Inc.	387,200	49,731,968
The Macerich Co.	169,400	8,429,344
TOTAL REITS - MALLS		70,456,084
REITs - Management/Investment - 3.5%
Digital Realty Trust, Inc.	217,700	13,569,241
Lexington Corporate Properties Trust	150,600	1,183,716
TOTAL REITS - MANAGEMENT/INVESTMENT		14,752,957
REITs - Office Buildings - 16.1%
Alexandria Real Estate Equities, Inc.	160,300	10,594,227
Boston Properties, Inc.	191,500	18,956,585
Douglas Emmett, Inc.	542,300	10,574,850
Highwoods Properties, Inc. (SBI)	351,700	10,895,666
SL Green Realty Corp.	248,500	17,144,015
TOTAL REITS - OFFICE BUILDINGS		68,165,343
REITs - Shopping Centers - 8.3%
Acadia Realty Trust (SBI)	384,800	7,973,056
DDR Corp.	865,400	11,085,774
Excel Trust, Inc.	169,800	1,784,598
Glimcher Realty Trust	495,900	4,542,444
Kite Realty Group Trust	372,700	1,539,251
Vornado Realty Trust	99,900	8,272,719
TOTAL REITS - SHOPPING CENTERS		35,197,842
TOTAL REAL ESTATE INVESTMENT TRUSTS		383,278,397
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Diversified Real Estate Activities - 0.8%
The St. Joe Co. (a)	226,100	3,244,535
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp.	189,800	$ 3,114,940
Forest City Enterprises, Inc. Class A (a)	236,300	3,232,584
TOTAL REAL ESTATE OPERATING COMPANIES		6,347,524
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,592,059
TOTAL COMMON STOCKS (Cost $386,389,278)		407,832,489
Convertible Preferred Stocks - 0.1%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co.:
12.00% (c)	11,100	282,495
12.00% (c)	4,100	104,345
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $368,448)		386,840
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.12% (b) (Cost $12,851,559)	12,851,559	12,851,559
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $399,609,285)		421,070,888
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,405,388
NET ASSETS - 100%		$ 424,476,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $386,840 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 407,832,489	$ 407,832,489	$ -	$ -
Convertible Preferred Stocks	386,840	-	386,840	-
Money Market Funds	12,851,559	12,851,559	-	-
Total Investments in Securities:	$ 421,070,888	$ 420,684,048	$ 386,840	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $399,609,285. Net unrealized appreciation aggregated $21,461,603, of which $22,049,438 related to appreciated investment securities and $587,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011